As filed with the Securities and Exchange Commission on April 29, 1998


                                                 Registration No. 33- 83560
                                                                   811-8750
--------------------------------------------------------------------------------

                     SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, D.C    20549

--------------------------------------------------------------------------------

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No.___


                     Post-Effective Amendment No. 7                   X
                                                                     --

                                   and

                     REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940


                           Amendment No. 8                            X
                                                                     --

                 AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT
                 --------------------------------------
                        (Exact Name of Registrant)

                    AUSA LIFE INSURANCE COMPANY, INC.
                    ---------------------------------
                           (Name of Depositor)

                666 Fifth Avenue, New York, New York 10103
           (Address of Depositor's Principal Executive Offices)

             Depositor's Telephone Number, including Area Code

                             (212) 246-5234

                            Frank A. Camp, Esquire
                       AUSA Life Insurance Company, Inc.
                           4333 Edgewood Road, N.E.
                           Cedar Rapids, Iowa 52499
                    (Name and Address of Agent for Service)

                                 Copy to:

                        Frederick R. Bellamy, Esquire

                      Sutherland, Asbill & Brennan L.L.P.
                        1275 Pennsylvania Avenue, N.W.
                        Washington, D.C.  20004-2404

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies


                                ______________


  It is proposed that this filing will become effective:


                                ______________


_____   immediately upon filing pursuant to paragraph (b) of Rule
        485.


__X__   on May 1, 1998 pursuant to paragraph (b) of Rule 485.


_____   60 days after filing pursuant to paragraph (a)(i) of Rule
        485.


_____   on ______ pursuant to paragraph (a)(i) of Rule
        485.

_____   75 days after filing pursuant to paragraph (a)(i)

_____   on _____________ pursuant to paragraph (a)(ii) of Rule
        485.

If appropriate, check the following box:

     __X__   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           CROSS REFERENCE SHEET
                            Pursuant to Rule 495

                 Showing Location in Part A (Prospectus) and
                 Part B (Statement of Additional Information)
        of Registration Statement of Information Required by Form N-4
        -------------------------------------------------------------

                                   PART A
                                   ------

Item of Form N-4                               Prospectus Caption
----------------                               ------------------
 1. Cover Page ......................   Cover Page

 2. Definitions .....................   Definitions

 3. Synopsis ........................   Summary; Historical Performance
                                        Data

 4. Condensed Financial Information     Financial Statements

 5. General
    (a) Depositor ...................   AUSA Life
        .............................   Insurance Company, Inc.
    (b) Registrant ..................   The Mutual Fund Account
    (c) Portfolio Company ...........   Underlying Funds
    (d) Fund Prospectus .............   Underlying Funds
    (e) Voting Rights ...............   Voting Rights

 6. Deductions and Expenses
    (a) General .....................   Charges and Deductions
    (b) Sales Load % ................   Contingent Deferred Sales Charge
    (c) Special Purchase Plan .......   N/A
    (d) Commissions .................   Distributor of the Policies
    (e) Expenses - Registrant .......   N/A
    (f) Fund Expenses ...............   Expenses Including Investment
                                        Advisory Fees
    (g) Organizational Expenses .....   N/A

 7. Policies
    (a) Persons with Rights .........   The Policy; Election of Annuity
                                        Option; Determination of Annuity
                                        Payments; Annuity Commencement
                                        Date; Ownership of the Policy
                                        Voting Rights
    (b) (i)   Allocation of Premium
              Payments ..............   Allocation of Premiums
        (ii)  Transfers .............   Transfers
        (iii) Exchanges .............   N/A
    (c) Changes .....................   Addition, Deletion or
                                        Substitution of Investments;
                                        Election of Annuity Option;
                                        Annuity Commencement Date;

                                        Beneficiary; Ownership of the
                                        Policy
    (d) Inquiries ...................   Summary
 8. Annuity Period ..................   Annuity Options

 9. Death Benefit ...................   Death of Annuitant Prior to
                                        Annuity Commencement Date

10. Purchase and Policy Values ......
    (a) Purchases ...................   Policy Application and Issuance
                                        of Policies; Premiums
    (b) Valuation ...................   Policy Value; The Mutual Fund
                                        Account Value
    (c) Daily Calculation ...........   The Mutual Fund Account Value
    (d) Underwriter .................   Distributor of the Policies

11. Redemptions
    (a) By Owners ...................   Surrenders
        By Annuitant ................   N/A
    (b) Texas ORP ...................   Restrictions Under the Texas
                                        Optional Retirement Program
    (c) Check Delay .................   Payment not Honored by Bank
    (d) Lapse .......................   N/A
    (e) Free Look ...................   Summary

12. Taxes ...........................   Certain Federal Income Tax
                                        Consequences

13. Legal Proceedings ...............   Legal Proceedings

14. Table of Contents for the
    Statement of                        Statement of Additional
    Additional Information ..........   Information
                                   PART B
                                   ------

Item of Form N-4                            Statement of Additional
----------------                              Information Caption
                                              -------------------
15. Cover Page ......................   Cover Page

16. Table of Contents ...............   Table of Contents

17. General Information
    and History .....................   (Prospectus) AUSA
                                        Life Insurance Company, Inc.
18. Services ........................
    (a)  Fees and Expenses
         of Registrant ..............   N/A
    (b)  Management Policies ........   N/A
    (c)  Custodian ..................   Custody of Assets
         Independent

         Auditors ...................   Independent Auditors
    (d)  Assets of Registrant .......   Custody of Assets
    (e)  Affiliated Person ..........   N/A
    (f)  Principal Underwriter ......   Distribution of the Policies
19. Purchase of Securities
    Being Offered ...................   Distribution of the Policies
    Offering Sales Load .............   N/A

20. Underwriters ....................   Distribution of the Policies;
                                        (Prospectus) Distributor of the
                                        Policies

21. Calculation of Performance
    Data ............................   Calculation of Yields and Total
                                        Returns; Other Performance Data

22. Annuity Payments ................   (Prospectus) Election of Annuity
                                        Option; (Prospectus)
                                        Determination of Annuity Payments

23. Financial Statements ............   Financial Statements

                     PART C -- OTHER INFORMATION
                     ---------------------------

Item of Form N-4                         Part C Caption
----------------                         --------------
24. Financial Statements
    and Exhibits ....................   Financial Statements and Exhibits
    (a)  Financial Statements .......   Financial Statements
    (b)  Exhibits ...................   Exhibits

25. Directors and Officers of .......   Directors and Officers of the
    the Depositor                       Depositor

26. Persons Controlled By or Under ..   Persons Controlled By or Under
    Common Control with the             Common Control with the
    Depositor or Registrant             Depositor or Registrant

27. Number of Policyowners ..........   Number of Policyowners

28. Indemnification .................   Indemnification

29. Principal Underwriters ..........   Principal Underwriters

30. Location of Accounts
    and Records .....................   Location of Accounts and Records

31. Management Services .............   Management Services

32. Undertakings ....................   Undertakings

    Signature Page ..................   Signatures

                                       5

PROSPECTUS____________________________________________________ MAY 1, 1998

                         THE ENDEAVOR VARIABLE ANNUITY
                                Issued Through
                    AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT
                                      by
                       AUSA LIFE INSURANCE COMPANY, INC.

  The Endeavor Variable Annuity Policy is a Flexible Premium Variable Annuity that is offered by AUSA Life Insurance Company, Inc. ("AUSA Life"). You can use the Policy to accumulate funds for retirement or other long-term financial planning purposes. You are generally not taxed on any earnings on amounts you invest until you withdraw them or begin to receive Annuity Payments. The Policy is a "variable" annuity because the value of your investments can go up or down based on the performance of mutual fund portfolios that you select. It is a flexible premium policy because after you purchase it you can generally make additional investments of any amount of $50 or more, until the Annuity Commencement Date when AUSA Life begins making Annuity Payments to you.

  You have several investment options to choose from. They include the following variable investment options:

                                       Dreyfus U.S. Government Securities
Endeavor Asset Allocation Portfolio    Portfolio

Endeavor Money Market Portfolio        Endeavor Value Equity Portfolio
T. Rowe Price International Stock
Portfolio                              Endeavor Opportunity Value Portfolio
T. Rowe Price Equity Income
Portfolio
                                       Endeavor Enhanced Index Portfolio
                                       WRL Growth Portfolio
T. Rowe Price Growth Stock Portfolio
Dreyfus Small Cap Value Portfolio

  You as the Owner of the Policy, bear the entire investment risk for all amounts that you allocate to any of the mutual funds. This means that you could lose the amount that you invest. But if the mutual fund shares increase in value, then the value of your Policy will also increase.

  The Fixed Account is an additional investment option. If you invest in one of the alternatives available under the Fixed Account, then AUSA Life guarantees to return your investment with interest at rates that AUSA Life will declare from time to time.

  Of course, you can choose any combination of these investment options. You can also transfer amounts among these options (subject to some restrictions).

  LIKE ALL SECURITIES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  You should only purchase a Policy as a long-term investment. However, you do have access to all or some of the current cash value of your investments at any time before the Annuity Commencement Date. But, if you do withdraw cash from your Policy, there may be a surrender charge. You may also have to pay income taxes on some or all of the amount you withdraw, and if you are under the age 59 1/2 there may also be a tax penalty. AUSA Life has the right to postpone withdrawals from the Fixed Account.

  Prospectuses for the mutual fund portfolios are attached to the back of this Prospectus. This Prospectus and the mutual fund prospectuses give you vital information about the Policies and the mutual funds. Please read them carefully before you invest. Keep them for future reference.

  PLEASE NOTE THAT THE POLICIES AND THE MUTUAL FUNDS: ARE NOT BANK DEPOSITS, ARE NOT FEDERALLY INSURED, ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY AND ARE NOT GUARANTEED TO ACHIEVE THEIR GOAL.

  This Prospectus sets forth the information that a prospective purchaser should consider before purchasing a Policy. A Statement of Additional Information about the Policy and the Mutual Fund Account which has the same date as this Prospectus has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The Statement of Additional Information is available at no cost to any person requesting a copy by writing AUSA Life at the Service Office or by calling 1-800-525-6205. The table of contents of the Statement of Additional Information is included at the end of this Prospectus.

  This Prospectus and the Statement of Additional Information generally describe only the Policies and the Mutual Fund Account, except when the Fixed Account is specifically mentioned.

                                Service Office:
            Financial Markets Division--Variable Annuity Department
                       AUSA Life Insurance Company, Inc.
                           4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001

                            Administrative Office:
                              AUSA Life Insurance
                                 Company, Inc.
                         666 Fifth Avenue, 25th Floor
                              New York, NY 10103

                                 Home Office:
                             4 Manhattanville Road
                           Purchase, New York 10577

                  Please Read This Prospectus Carefully.

                      Keep it For Future Reference.

  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESPERSON OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                               TABLE OF CONTENTS

DEFINITIONS................................................................   5
SUMMARY....................................................................   8
FEE TABLE..................................................................  12
CONDENSED FINANCIAL INFORMATION............................................  18
FINANCIAL STATEMENTS.......................................................  19
HISTORICAL PERFORMANCE DATA................................................  20
  Standardized Performance Data............................................  20
    Endeavor Money Market Subaccount.......................................  20
    Other Subaccounts......................................................  20
  Non-Standardized Performance Data........................................  21
PUBLISHED RATINGS..........................................................  25
AUSA LIFE INSURANCE COMPANY, INC...........................................  25
THE ENDEAVOR ACCOUNTS......................................................  25
  The Mutual Fund Account..................................................  25
    The Underlying Funds...................................................  26
    Addition, Deletion and Substitution of Investments.....................  28
  The Fixed Account........................................................  29
    Guaranteed Period......................................................  30
    Dollar Cost Averaging Fixed Account Option.............................  30
    Current Interest Rates.................................................  31
  Transfers................................................................  31
  Reinstatements...........................................................  32
  Dollar Cost Averaging (DCA)..............................................  32
  Asset Rebalancing........................................................  33
THE POLICY.................................................................  33
  Policy Application and Issuance of Policies--Premium Payments............  33
  Annuity Purchase Value...................................................  34
  Amendments...............................................................  35
  Non-participating Policy.................................................  35
DISTRIBUTIONS UNDER THE POLICY.............................................  35
  Surrenders...............................................................  35
  Systematic Payout Option.................................................  36
  Annuity Payments.........................................................  37
    Annuity Commencement Date..............................................  37
    Election of Payment Option.............................................  37
    Premium Tax............................................................  38
    Supplementary Policy...................................................  38
  Annuity Payment Options..................................................  38
    Guaranteed Values......................................................  38
    Variable Payment Options...............................................  39
    Determination of First Variable Payment................................  40
    Determination of Additional Variable Payments..........................  40
    Transfers..............................................................  40
    Tax Withholding........................................................  41
    Adjustment of Annuity Payments.........................................  41
  Death Benefit............................................................  41
    Death of Annuitant Prior to Annuity Commencement Date..................  41
    Adjusted Partial Withdrawals...........................................  41
    Death On or After Annuity Commencement Date............................  42
    Beneficiary............................................................  42
  Death of Owner...........................................................  42
  Restrictions Under Section 403(b) Plans..................................  43

  Restrictions Under Qualified Policies....................................  43
CHARGES AND DEDUCTIONS.....................................................  43
  Surrender Charge.........................................................  43
  Mortality and Expense Risk Fee...........................................  44
  Administrative Charges...................................................  45
  Premium Taxes............................................................  45
  Federal, State and Local Taxes...........................................  45
  Transfer Charge..........................................................  45
  Other Expenses Including Investment Advisory Fees........................  46
  Employee and Agent Purchases.............................................  46
CERTAIN FEDERAL INCOME TAX CONSEQUENCES....................................  46
  Tax Status of the Policy.................................................  47
  Taxation of Annuities....................................................  47
DISTRIBUTOR OF THE POLICIES................................................  52
VOTING RIGHTS..............................................................  52
YEAR 2000 MATTERS..........................................................  53
LEGAL PROCEEDINGS..........................................................  53
STATEMENT OF ADDITIONAL INFORMATION........................................  54

                                  DEFINITIONS

  Accumulation Unit--An accounting unit of measure used in calculating the Annuity Purchase Value in the Mutual Fund Account before the Annuity Commencement Date.

  Administrative Office--AUSA Life Insurance Company, Inc., 666 Fifth Avenue, 25th Floor, New York, NY, 10103.

  Annuitant--The person entitled to receive Annuity Payments after the Annuity Commencement Date and during whose life any Annuity Payments involving life contingencies will continue.

  Annuity Commencement Date--The date upon which Annuity Payments are to commence. This date may be any date at least thirty days after the Policy Date and may not be later than the last day of the policy month starting after the Annuitant attains age 85, except as expressly allowed by AUSA Life. In no event will this date be later than the last day of the policy month following Annuitant's 90th birthday.

  Annuity Payment Option or Payment Option--A method of receiving a stream of Annuity Payments selected by the Owner.

  Annuity Purchase Value--The value in the policy that may be used to purchase a stream of Annuity Payments. On or before the Annuity Commencement Date, this is an amount equal to (a) the Premiums Paid; minus (b) partial withdrawals taken; plus (c) interest credited in the Fixed Account; plus (d) accumulated gains or losses in the Mutual Fund Account; minus (e) any applicable service charges, premium taxes, and transfer fees.

  Annuity Unit--An accounting unit of measure used in the calculation of the amount of the second and each additional Variable Annuity Payment.

  Beneficiary--The person who has the right to the Death Benefit set forth in the Policy.

  Business Day--A day when the New York Stock Exchange is open for business.

  Cash Value--The Annuity Purchase Value less the Surrender Charge, if any.

  Code--The Internal Revenue Code of 1986, as amended.

  Contingent Deferred Sales Charge--The applicable Surrender Charge, assessed on certain full or partial withdrawals of Premium Payments to cover expenses relating to the sale of the Policies.

  Current Interest Rate--The interest rate currently guaranteed to be credited on amounts under a Policy allocated to the Fixed Account. This interest rate will always equal or exceed a minimum of 3%.

  Date of Issue--The date the Policy is issued, as shown on the Policy data page.

  Due Proof of Death--A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to AUSA Life will constitute Due Proof of Death.

  Excess Premium Withdrawals--The amount of a Premium Payment withdrawal which is more than the amount that may be taken free from Surrender Charge.

  Fixed Account--A part of the general account of AUSA Life. General account assets consist of all of the assets of AUSA Life that are not in separate accounts.

  Fixed Annuity Payments--Payments made pursuant to an Annuity Payment Option which do not fluctuate in amount.

  Guaranteed Period Option--The one year guaranteed interest rate period which will be offered by AUSA Life into which premiums may be paid or amounts transferred.

  Investment Options--The One Year Guaranteed Period Option of the Fixed Account, and the Dollar Cost Averaging Fixed Account Option, and any of the Subaccounts of the Mutual Fund Account.

  Mutual Fund Account--A separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended, (the "1940 Act"), to which Premium Payments under the Policies may be allocated and which invests in the WRL Growth Portfolio of the WRL Series Fund, Inc. and designated portfolios of the Endeavor Series Trust and such other mutual funds as AUSA Life may determine from time to time.

  Nonqualified Policy--A Policy other than a Qualified Policy.

  Policy--One of the variable annuity policies offered by this Prospectus.

  Policy Anniversary--Each anniversary of the Date of Issue.

  Policy Owner or Owner--The person who may exercise all rights and privileges under the Policy. The Policy Owner during the lifetime of the Annuitant and prior to the Annuity Commencement Date is the person designated as the Policy Owner or a Successor Owner in the application. (See "DISTRIBUTIONS UNDER THE POLICY--Death Benefit," p. 49)

  Policy Year--A Policy Year begins on the Date of Issue and on each Policy Anniversary.

  Premium Payment--An amount paid to AUSA Life by the Policy Owner or on the Policy Owner's behalf as consideration for the benefits provided by the Policy.

  Qualified Policy--A Policy issued in connection with retirement plans that qualify for special Federal income tax treatment.

  Service Charge--An annual charge on each Policy Anniversary for Policy maintenance and related administrative expenses. This annual charge is the lesser of 2% of the Policy Value or $35.

  Service Office--Financial Markets Division--Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

  Subaccount--A subdivision within the Mutual Fund Account the assets of which are invested in a specified Portfolio of the Underlying Funds.

  Successor Policy Owner--A person appointed by the Policy Owner to succeed to ownership of the Policy in the event of the death of the Policy Owner who is not the Annuitant before the Annuity Commencement Date.

  Surrender Charge--A percentage of each Excess Premium Withdrawal, which is deducted by AUSA Life upon surrender or partial withdrawal from the Policy. The Surrender Charge Percentage ranges from 7% to 0% depending upon the length of time from the date of each Premium Payment to the date of withdrawal. A Surrender Charge may also be referred to as a "Contingent Deferred Sales Charge."

  Underlying Funds--The WRL Growth Portfolio of the WRL Series Fund, Inc. and designated portfolios of the Endeavor Series Trust.

  Valuation Period--The period of time from one determination of Accumulation Unit and Annuity Unit values to the next subsequent determination of values. Such determination shall be made on each Business Day.

  Variable Annuity Payments--Payments made pursuant to an Annuity Payment Option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified Subaccounts within the Mutual Fund Account.

  Written Notice or Written Request--Written notice, signed by the Policy Owner, that gives AUSA Life the information it requires and is received at the Service Office. For some transactions, AUSA Life may accept an electronic notice. Such electronic notice must meet the requirements AUSA Life establishes for such notices. Telephone instructions are not permitted.

                         THE ENDEAVOR VARIABLE ANNUITY

                                    SUMMARY

  The following Summary is intended to provide a brief overview of the Policy. More detailed information can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.

THE POLICY

  The Endeavor Variable Annuity is a Flexible Premium Variable Annuity which can be purchased as a Nonqualified Policy or as a Qualified Policy. The Owner allocates the Premium Payments among the Mutual Fund Account or the Fixed Account (together, the "Accounts").

THE ACCOUNTS

  The Mutual Fund Account. The Mutual Fund Account is a separate account of AUSA Life, which has dedicated a number of subaccounts to the Policy that invest exclusively in shares of designated portfolios of the Endeavor Series Trust and the Growth Portfolio of the WRL Series Fund, Inc. (collectively, the "Underlying Funds"). The Endeavor Series Trust is a mutual fund managed by Endeavor Investment Advisers, a general partnership between Endeavor Management Co. and AUSA Financial Markets, Inc. (an affiliate of AUSA Life), which contracts with several subadvisers (as described in separate prospectuses that accompany this Prospectus) for investment advisory services. The WRL Growth Portfolio is a portfolio within the WRL Series Fund, Inc. The WRL Series Fund, Inc. is a mutual fund whose investment adviser is WRL Investment Management, Inc., a subsidiary of Western Reserve Life Assurance Co. of Ohio ("Western Reserve"), (an affiliate of AUSA Life). WRL Investment Management, Inc. contracts with Janus Capital Corporation as a subadviser to the WRL Growth Portfolio for investment advisory services.

  The portfolios of the Underlying Funds currently offered are as follows:

Endeavor Asset Allocation Portfolio    Dreyfus U.S. Government Securities
                                       Portfolio

Endeavor Money Market Portfolio        Endeavor Value Equity Portfolio

T. Rowe Price International Stock      Endeavor Opportunity Value Portfolio
Portfolio

T. Rowe Price Equity Income            Endeavor Enhanced Index Portfolio
Portfolio
                                       WRL Growth Portfolio

T. Rowe Price Growth Stock Portfolio

Dreyfus Small Cap Value Portfolio

  Each of the Subaccounts of the Mutual Fund Account invests solely in a corresponding Portfolio of the Underlying Funds. BECAUSE THE POLICY VALUE MAY DEPEND ON THE INVESTMENT EXPERIENCE OF THE SELECTED SUBACCOUNTS, THE OWNER BEARS THE ENTIRE INVESTMENT RISK WITH RESPECT TO PREMIUM PAYMENTS ALLOCATED TO, AND AMOUNTS TRANSFERRED TO, THE MUTUAL FUND ACCOUNT. (See "THE ENDEAVOR ACCOUNTS--The Mutual Fund Account," p. 24.)

  The Fixed Account. The Fixed Account offers two Investment Options, a one-year Guaranteed Period Option and a Dollar Cost Averaging Fixed Account Option. AUSA Life guarantees a minimum annual effective interest rate of 3% on Premium Payments and transfers to, less partial withdrawals and transfers from, the Fixed Account. AUSA Life may, in its sole discretion, declare a higher Current Interest Rate. A Current Interest Rate is guaranteed for at least one year, although certain Dollar Cost Averaging programs may run for shorter periods. Upon surrender, AUSA Life guarantees return of at least the Premium Payments made to, less prior Partial Withdrawals and transfers from, the Fixed Account. (See "THE ENDEAVOR ACCOUNTS--The Fixed Account," p. 28.)

  AUSA Life reserves the right to offer additional Investment Options, or to delete Investment Options in the future, subject to applicable law.

PREMIUM PAYMENTS

  A Nonqualified Policy may be purchased with a minimum initial Premium Payment of $5,000, and a Qualified Policy generally may be purchased with a minimum initial Premium Payment of $1,000. A Policy purchased and used in connection with a tax deferred 403(b) annuity may be purchased with a minimum initial Premium Payment of $50. An Owner may make additional Premium Payments of at least $50 each, including payments through preauthorized check, at any time before the Annuity Commencement Date. The maximum total premium payments allowed is $1,000,000 without prior approval of AUSA Life. There is nothing deducted from Premium Payments at the time of purchase, so all funds are invested immediately.

  On the Date of Issue, the initial Premium Payment is allocated among the Investment Options in accordance with the allocation percentages specified by the Owner in the Policy application. Any allocation must be in whole percents, and the total allocation must equal 100%. Additional Premium Payments are allocated among the Investment Options the same as initial Premium Payments unless the allocation is changed by the Owner. Allocations may be changed by sending Written Notice to AUSA Life's Service Office. (See "THE POLICY--Policy Application and Issuance of Policies--Premium Payments," p. 32.)

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

  An Owner can transfer Annuity Purchase Values from one Subaccount to another within the Mutual Fund Account or to the Fixed Account, or from the One Year Guaranteed Period Option of the Fixed Account to the Mutual Fund Account. The minimum amount which may be transferred is $500 or the entire Annuity Purchase Value in the Subaccount or Guaranteed Period Option, whichever is less. However, following a transfer out of an Investment Option, at least $500 must remain in that Investment Option, otherwise AUSA Life reserves the right to include the remaining amounts in the transfer. Transfers currently may be made by sending the appropriate Written Notice or Request to the Service Office.

  An Owner can also transfer an amount equal to the interest credited in the One Year Guaranteed Period Option to any Subaccount of the Mutual Fund Account prior to the end of the Guaranteed Period. Such "Interest Transfers" may affect the interest crediting rate experienced on amounts remaining in the One-Year Guaranteed Period Options, because AUSA Life deems all withdrawals to be on a "first-in, first-out" basis for the purpose of crediting interest.

  Transfers from the Dollar Cost Averaging Fixed Account Option, except through automatic Dollar Cost Averaging transfers, are not allowed. (See "THE ENDEAVOR ACCOUNTS--Dollar Cost Averaging Fixed Account Option," p. 29.)

  The maximum amount of Annuity Purchase Value that can be transferred from the One Year Guaranteed Period Option prior to the end of the Guaranteed Period is 25% of the Annuity Purchase Value in that Option, less amounts previously transferred out of that Option during the current policy year. The entire Annuity Purchase Value may be transferred from the One Year Guaranteed Period Option at the end of the Guaranteed Period.

  A $10 charge may be imposed for each transfer in excess of 12 transfers per Policy Year. Currently AUSA Life does not charge for any transfers. (See "THE ENDEAVOR ACCOUNTS--Transfers," p. 30.)

SURRENDERS

  The Owner may elect to surrender all or a portion of the Cash Value ($500 minimum) in exchange for a cash withdrawal payment from AUSA Life at any time prior to the earlier of the Annuitant's death or the Annuity Commencement Date. A Surrender or partial withdrawal may be subject to deductions for Surrender Charges. (See "CHARGES AND DEDUCTIONS," p. 42.) The Cash Value equals the Annuity Purchase Value less any applicable Surrender Charge (described below). A surrender request must be made by Written Request, and a request for a partial withdrawal must specify the Guaranteed Period Option or Subaccounts from which the withdrawal is requested. There is currently no limit on the frequency or timing of withdrawals (See "DISTRIBUTIONS UNDER THE POLICY--Surrenders," p. 34) although for Qualified Policies the retirement plan or applicable law may restrict and/or penalize withdrawals. In addition to the applicable charges and deductions under the Policy and any applicable premium taxes, surrenders and partial withdrawals may be subject to income taxes and a 10% Federal penalty tax.

CHARGES AND DEDUCTIONS

  Surrender Charge. In order to permit investment of the entire Premium Payment, AUSA Life does not deduct sales or other charges at the time of investment. However, a Surrender Charge of up to 7% of the amount withdrawn is imposed on certain surrenders or partial withdrawals of Premium Payments in order to cover expenses relating to the sale of the Policies. A Surrender Charge will only be applied to withdrawals that exceed the amount available under certain listed exceptions. The applicable Surrender Charge is based on the period of time elapsed since payment of the Premium Payment(s) being withdrawn. There is no Surrender Charge imposed more than seven years after a Premium Payment was paid. For purposes of determining the applicable Surrender Charge, Premium Payments are considered to be withdrawn on a "first in-first out" basis. (See "CHARGES AND DEDUCTIONS--Surrender Charge," p. 42.) After the first Policy Year, up to 10% of the Annuity Purchase Value may be withdrawn once per Policy Year without a Surrender Charge if it is the first withdrawal in the Policy Year.

  Account Charges. AUSA Life deducts a daily charge equal to a percentage of the net assets in the Mutual Fund Account for the mortality and expense risks assumed by AUSA Life. The amount of this charge depends on the Death Benefit Option selected by the Policy Owner and the number of Policy Anniversaries that have elapsed since the Date of Issue. For the Return of Premium Death Benefit, the effective annual rate of this charge is 1.25% of the Mutual Fund Account's daily net assets in the first seven Policy Years, and 1.10% thereafter. For the Annual Step-Up Death Benefit, the corresponding charge is 1.40% in the first seven Policy Years and 1.25% thereafter. (See "CHARGES AND DEDUCTIONS--Mortality and Expense Risk Fee," p. 43)

  AUSA Life also deducts a daily Administrative Charge from the net assets of the Mutual Fund Account to partially cover expenses incurred by AUSA Life in connection with the administration of the Account and the Policies. The effective annual rate of this charge is currently .15% of the Mutual Fund Account's daily net assets in all Policy Years for both Death Benefit Options. (See "CHARGES AND DEDUCTIONS--Administrative Charges," p. 44.)

  The Administrative Charge may be increased in the future. The Mortality and Expense Risk Fee and Administrative Charge may be increased upon commencement of annuity payments. In no event will the total of the Mortality and Expense Risk Fee and the Administrative Charge exceed 1.40% on or after the Annuity Commencement Date.

  Service Charge. There is an annual Service Charge deducted each year for Policy maintenance and related administrative expenses. This charge is the lesser of 2% of the

Annuity Purchase Value or $35 per year, and is deducted only from the Mutual Fund Account. The Service Charge is waived if the sum of the Premium Payments made, less the sum of all partial withdrawals, is at least $50,000 on the Policy Anniversary. The service charge will not be increased during the term of the Policy. (See "CHARGES AND DEDUCTIONS--Administrative Charges," p. 44.)

  Taxes. AUSA Life may incur premium taxes relating to the Policies. When permitted by state law, AUSA Life will not deduct any premium taxes related to a particular Policy from the Annuity Purchase Value until withdrawal of all Annuity Purchase Value, payment of the Death Benefit, or the Annuity Commencement Date, whichever occurs first. (See "ANNUITY PAYMENTS--Premium Tax," p. 37.)

  No charges are currently made against the Fixed Account or the Mutual Fund Account for federal, state, or local income taxes. Should AUSA Life determine that any such taxes may be imposed with respect to the Accounts, AUSA Life may deduct such taxes from amounts held in the relevant Account. (See "CHARGES AND DEDUCTIONS--Federal, State and Local Taxes," p. 44.)

  Charges Against the Underlying Funds. The value of the net assets of the Subaccounts of the Mutual Fund Account will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Those fees and expenses are detailed in the prospectuses for the Underlying Funds that accompany this Prospectus.

  Expense Data. The charges and deductions are summarized in the following tables. These tables assume that the entire Annuity Purchase Value is in the Mutual Fund Account. These tables reflect charges and expenses of the Mutual Fund Account, as well as the Underlying Funds for the fiscal year ended December 31, 1997, except as otherwise noted. Expenses of the Underlying Funds may be higher or lower in the future. These tables also do not reflect any premium taxes that may be applicable.

                                   FEE TABLE

POLICY OWNER
 TRANSACTION
 EXPENSES
Sales Load On
 Purchase
 Payments..........             0
Maximum Surrender
 Charge
 (as a % of Premium
 Withdrawal)(/1/)(/2/)..        7%
Surrender Fees.....             0
Annual Service           $35 Per Policy,
 Charge(/1/).......      but not greater
                         than 2% of the
                         Annuity Purchase
                         Value
Transfer Fee(/1/)..      Currently No Fee

SEPARATE ACCOUNT ANNUAL EX-
 PENSES
 (AS A PERCENTAGE OF ACCOUNT
 VALUE)
Mortality and Expense Risk
 Fees(/3/).................... 1.40%
Administrative Charge......... 0.15%
                               ----
TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES..................... 1.55%

PORTFOLIO ANNUAL EXPENSES
(as a percentage of average net assets and after expense reimbursements)

                                                                TOTAL PORTFOLIO
                                 MANAGEMENT  OTHER   RULE 12B-1     ANNUAL
                                    FEES    EXPENSES    FEES     EXPENSES(/4/)
                                 ---------- -------- ---------- ---------------
ENDEAVOR SERIES TRUST
 Endeavor Money Market..........    0.50%     0.10%     --           0.60%
 Endeavor Asset Allocation......    0.75%     0.09%     --           0.84%
 T. Rowe Price International
  Stock.........................    0.90%     0.17%     --           1.07%
 Endeavor Value Equity..........    0.80%     0.09%     --           0.89%
 Dreyfus Small Cap Value........    0.80%     0.11%     --           0.91%
 Dreyfus U.S. Government Securi-
  ties..........................    0.65%     0.15%     --           0.80%
 T. Rowe Price Equity Income....    0.80%     0.14%     --           0.94%
 T. Rowe Price Growth Stock.....    0.80%     0.16%     --           0.96%
 Endeavor Opportunity Value.....    0.80%     0.35%     --           1.15%
 Endeavor Enhanced Index........    0.75%     0.55%     --           1.30%
WRL SERIES FUND, INC.(/5/)
 WRL Growth.....................    0.80%     0.07%     --           0.87%

----------------------------

(/1/)The Surrender Charge and Transfer Fee, if any is imposed, apply to each Policy, regardless of how the Annuity Purchase Value is allocated among the Mutual Fund Account and the Fixed Account. The annual Service Charge, if any is imposed, applies only to the Mutual Fund Account, and is assessed on a prorata basis relative to each Subaccount's Annuity Purchase Value as a percentage of the Policy's total Annuity Purchase Value. The Service Charge is deducted on each Policy Anniversary. If applicable, a Surrender Charge will only be applied to withdrawals that exceed the amount available under certain listed exceptions. (See "CHARGES AND DEDUCTIONS--Other Expenses Including Investment Advisory Fees," p. 45, and "DISTRIBUTIONS UNDER THE POLICIES--Surrender," p. 34.) There is no Transfer Fee for the first 12 transfers per year. For additional transfers, AUSA Life may charge a fee of $10 per transfer, but currently does not charge for any transfers.

(/2/)The Surrender Charge is decreased based on the number of years since the Premium Payment date in which the withdrawal is made, from 7% during the first year after the Premium Payment was made to 0% after the seventh year after the Premium Payment was made. (See "CHARGES AND DEDUCTIONS-- Surrender Charge," p. 42.)

(/3/)The Mortality and Expense Risk Fees shown are those for the Annual Step-
     Up Death Benefit which apply during the first seven Policy Years. After the seventh Policy Year this charge is 1.25%. The corresponding Fee for the Return of Premium Death Benefit is 1.25% for each Subaccount during the first seven Policy Years and 1.10% thereafter. The Administrative Charge may be increased in the future. (See "DISTRIBUTIONS UNDER THE POLICY--Death Benefit," p. 40.) In no event will the Mortality and Expense Risk Fee and Administrative Charge exceed 1.40% on or after the Annuity Commencement Date, regardless of the Death Benefit that was in effect prior to commencement of Annuity Payments.

(/4/Endeavor)Investment Advisers has agreed, until further notice, to assume expenses of the Portfolios that exceed the following rates: Endeavor Money Market--0.99%; Endeavor Asset Allocation--1.25%; T. Rowe Price International Stock--1.53%; Endeavor Value Equity--1.30%; Dreyfus Small Cap Value--1.30%; Dreyfus U.S.

   Government Securities--1.00%; T. Rowe Price Equity Income--1.30%; T. Rowe Price Growth Stock--1.30%; Endeavor Opportunity Value--1.30%; Endeavor Enhanced Index--1.30%. Expenses shown for these Portfolios are estimated for 1998. During 1997, Endeavor Investment Advisers waived fees, or reimbursed expenses, relative to the Endeavor Enhanced Index Portfolio; the annualized Total Underlying Funds Annual Expense of the Endeavor Enhanced Index Portfolio before waiver/reimbursement by Endeavor Investment Advisers for the period ended December 31, 1997, was 1.56%. The fee table information relating to the Underlying Funds was provided to AUSA Life by the Underlying Funds, and AUSA Life has not independently verified such information.

(/5/)Effective January 1, 1997, the WRL Series Fund, Inc. adopted a Plan of
     Distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") and pursuant to the Distribution Plan, entered into a Distribution Agreement with InterSecurities, Inc. ("ISI"), principal underwriter for the WRL Series Fund, Inc. Under the Distribution Plan, the WRL Series Fund, Inc., on behalf of the WRL Growth Portfolio, is authorized to pay to various service providers, as direct payment for expenses incurred in connection with the distribution of the Portfolio's shares, amounts equal to actual expenses associated with distributing the Portfolio's shares, up to a maximum rate of 0.15% on an annualized basis of the average daily net assets. This fee is measured and accrued daily and paid monthly. ISI has determined that it would not seek payment by the WRL Series Fund, Inc. of distribution expenses with respect to any portfolio (including the WRL Growth Portfolio) during the fiscal year ending December 31, 1998. Owners will be notified prior to the time ISI would seek such reimbursement in the future.

EXAMPLES

  I. An Owner would pay the following expenses on a $1,000 investment, assuming Annual Step-Up Death Benefit, a hypothetical 5% annual return on assets, and assuming the entire Annuity Purchase Value is in the applicable
Subaccount:

  1. If the Policy is surrendered at the end of the applicable time period:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
Endeavor Money Market Portfolio................  $92    $114    $145     $249
Endeavor Asset Allocation Portfolio............  $95    $121    $157     $273
T. Rowe Price International Stock Portfolio....  $97    $128    $169     $296
Endeavor Value Equity Portfolio................  $95    $122    $160     $278
Dreyfus Small Cap Value Portfolio..............  $96    $123    $161     $280
Dreyfus U.S. Government Securities Portfolio...  $94    $120    $155     $269
T. Rowe Price Equity Income Portfolio..........  $96    $124    $162     $283
T. Rowe Price Growth Stock Portfolio...........  $96    $125    $163     $285
Endeavor Opportunity Value Portfolio...........  $98    $130    $173     $304
Endeavor Enhanced Index Portfolio..............  $99    $135    $180     $318
WRL Growth Portfolio...........................  $95    $122    $159     $276

  2. If the Policy is annuitized at the end of the applicable time period:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
Endeavor Money Market Portfolio................  $22    $ 69    $118     $249
Endeavor Asset Allocation Portfolio............  $25    $ 76    $130     $273
T. Rowe Price International Stock Portfolio....  $27    $ 83    $142     $296
Endeavor Value Equity Portfolio................  $25    $ 78    $133     $278
Dreyfus Small Cap Value Portfolio..............  $26    $ 78    $134     $280
Dreyfus U.S. Government Securities Portfolio...  $24    $ 75    $128     $269
T. Rowe Price Equity Income Portfolio..........  $26    $ 79    $136     $283
T. Rowe Price Growth Stock Portfolio...........  $26    $ 80    $136     $285
Endeavor Opportunity Value Portfolio...........  $28    $ 86    $146     $304
Endeavor Enhanced Index Portfolio..............  $29    $ 90    $153     $318
WRL Growth Portfolio...........................  $25    $ 77    $132     $276

  3. If the Policy is not surrendered or annuitized:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
Endeavor Money Market Portfolio................  $22    $ 69    $118     $249
Endeavor Asset Allocation Portfolio............  $25    $ 76    $130     $273
T. Rowe Price International Stock Portfolio....  $27    $ 83    $142     $296
Endeavor Value Equity Portfolio................  $25    $ 78    $133     $278
Dreyfus Small Cap Value Portfolio..............  $26    $ 78    $134     $280
Dreyfus U.S. Government Securities Portfolio...  $24    $ 75    $128     $269
T. Rowe Price Equity Income Portfolio..........  $26    $ 79    $136     $283
T. Rowe Price Growth Stock Portfolio...........  $26    $ 80    $136     $285
Endeavor Opportunity Value Portfolio...........  $28    $ 86    $146     $304
Endeavor Enhanced Index Portfolio..............  $29    $ 90    $153     $318
WRL Growth Portfolio...........................  $25    $ 77    $132     $276

  II. An Owner would pay the following expenses on a $1,000 investment, assuming Return of Premium Death Benefit, a hypothetical 5% annual return on assets, and assuming the entire Annuity Purchase Value is in the applicable
Subaccount:

  1. If the Policy is surrendered at the end of the applicable time period:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
Endeavor Money Market Portfolio................  $91    $109    $137     $233
Endeavor Asset Allocation Portfolio............  $93    $116    $150     $258
T. Rowe Price International Stock Portfolio....  $96    $123    $161     $281
Endeavor Value Equity Portfolio................  $94    $118    $152     $263
Dreyfus Small Cap Value Portfolio..............  $94    $119    $153     $265
Dreyfus U.S. Government Securities Portfolio...  $93    $115    $148     $254
T. Rowe Price Equity Income Portfolio..........  $94    $119    $155     $268
T. Rowe Price Growth Stock Portfolio...........  $95    $120    $156     $270
Endeavor Opportunity Value Portfolio...........  $96    $126    $165     $289
Endeavor Enhanced Index Portfolio..............  $98    $130    $173     $304
WRL Growth Portfolio...........................  $94    $117    $151     $261

  2. If the Policy is annuitized at the end of the applicable time period:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
Endeavor Money Market Portfolio................  $21    $ 65    $111     $233
Endeavor Asset Allocation Portfolio............  $23    $ 72    $123     $258
T. Rowe Price International Stock Portfolio....  $26    $ 79    $135     $281
Endeavor Value Equity Portfolio................  $24    $ 73    $125     $263
Dreyfus Small Cap Value Portfolio..............  $24    $ 74    $126     $265
Dreyfus U.S. Government Securities Portfolio...  $23    $ 71    $121     $254
T. Rowe Price Equity Income Portfolio..........  $24    $ 75    $128     $268
T. Rowe Price Growth Stock Portfolio...........  $25    $ 75    $129     $270
Endeavor Opportunity Value Portfolio...........  $26    $ 81    $138     $289
Endeavor Enhanced Index Portfolio..............  $28    $ 86    $146     $304
WRL Growth Portfolio...........................  $24    $ 73    $124     $261

  3. If the Policy is not surrendered or annuitized:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
Endeavor Money Market Portfolio................  $21    $ 65    $111     $233
Endeavor Asset Allocation Portfolio............  $23    $ 72    $123     $258
T. Rowe Price International Stock Portfolio....  $26    $ 79    $135     $281
Endeavor Value Equity Portfolio................  $24    $ 73    $125     $263
Dreyfus Small Cap Value Portfolio..............  $24    $ 74    $126     $265
Dreyfus U.S. Government Securities Portfolio...  $23    $ 71    $121     $254
T. Rowe Price Equity Income Portfolio..........  $24    $ 75    $128     $268
T. Rowe Price Growth Stock Portfolio...........  $25    $ 75    $129     $270
Endeavor Opportunity Value Portfolio...........  $26    $ 81    $138     $289
Endeavor Enhanced Index Portfolio..............  $28    $ 86    $146     $304
WRL Growth Portfolio...........................  $24    $ 73    $124     $261

  The above tables are intended to assist the Owner in understanding the costs and expenses that will be borne, directly or indirectly. These include the 1997 expenses of the Underlying Funds. (See "CHARGES AND DEDUCTIONS," p.42, and the Underlying Funds' prospectuses.) In addition to the expenses listed above, premium taxes may be applicable.

  In these examples, the $35 annual Service Charge is reflected as a charge of .0583% based on an average Policy Value of $60,083. Normally, the $35 (but not more than 2% of the Annuity Purchase Value) Service Charge would be waived if the Premium Payments less partial withdrawals is at least $50,000 on a Policy Anniversary. However, $35 has been included in these examples for illustrative purposes.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH COULD BE GREATER OR LESS THAN THE ASSUMED RATE. THE FIGURES AND DATA FOR THE UNDERLYING FUND ANNUAL EXPENSES HAVE BEEN PROVIDED BY WRL INVESTMENT MANAGEMENT, INC. AND ENDEAVOR INVESTMENT ADVISERS, AND AUSA LIFE HAS NOT INDEPENDENTLY VERIFIED THEIR ACCURACY.

DEATH BENEFIT

  If the Annuitant is also the Owner, and dies before the Annuity Commencement Date, the Death Benefit is calculated and is payable to the Beneficiary when AUSA Life receives due proof of death, an election of the method of settlement and return of the Policy. The Death Benefit is only paid if the Annuitant is also an Owner and that person dies prior to the Annuity Commencement Date. In the event that the Annuitant who is not an Owner dies prior to the Annuity Commencement Date, the Owner will generally become the Annuitant unless the Owner specifically requests on the application or in writing prior to Annuitant's death that the death benefit be paid to the Beneficiary upon the Annuitant's death and AUSA Life agrees to such an election. Death Benefits which are not paid to or for the benefit of a natural person must be distributed by the end of the five years after the date of the Annuitant's death.

  AUSA Life guarantees that the Death Benefit will be at least a minimum amount (the "Guaranteed Minimum Death Benefit") selected by the Owner, either the "Return of Premium Death Benefit" or the "Annual Step-Up Death Benefit." The Death Benefit will be determined on the date due proof of death and an election of a method of settlement are received. The Death Benefit will be the greatest of (a) the Annuity Purchase Value; or (b) the Cash Value; or (c) the Guaranteed Minimum Death Benefit plus any additional premium payments received, less any withdrawals from the date of death to the date of payment of death proceeds. No Surrender Charge is imposed upon amounts received as a Death Benefit. The Death Benefit may be paid as either a lump sum cash benefit or as an Annuity as permitted by federal or state law. (See "DISTRIBUTIONS UNDER THE POLICY--Death Benefit," p.40.)

  The "Return of Premium Death Benefit" is equal to the total Premium Payments made, less any Adjusted Partial Withdrawals as of the date of death.

  The "Annual Step-Up Death Benefit" is equal to the largest Annuity Purchase Value on the Date of Issue or on any Policy Anniversary prior to the earlier of the owner's 81st birthday or the date of death, plus any Premium Payments made less any Adjusted Partial Withdrawals taken, subsequent to the date of the largest Annuity Purchase Value on any Policy Anniversary.

  The Death Benefit is not paid on the death of an Owner if the Owner is not the Annuitant. If an Owner who is not the Annuitant dies before the Annuity Commencement Date, the amount payable under the Policy upon surrender will be the Cash Value (which may include a Surrender Charge).

  The Owner has a "one-time" choice of a Guaranteed Minimum Death Benefit at the time of purchase of the Policy. The Owner may choose either the "Annual Step-Up Death Benefit" or the "Return of Premium Death Benefit." Certain age restrictions may apply. If no choice is made by the Owner, the Policy will be issued with the Return of Premium Death Benefit.

RIGHT TO RETURN THE POLICY

  The Policy Owner may, until the end of the period of time specified in the Policy, examine the Policy and return it for a refund. The applicable period in New York is twenty days after the Policy is delivered to the Policy Owner. The amount of refund will be the sum of all Premium Payments made under the Policy and the accumulated gains or losses in the Mutual Fund Account, if any. AUSA Life will pay the refund within seven days after it receives written notice of cancellation and the returned Policy.

FEDERAL INCOME TAX CONSEQUENCES OF INVESTMENT IN THE POLICY

  With respect to Owners who are natural persons, there should be no federal income tax on increases in the Annuity Purchase Value until a distribution under the Policy occurs (e.g., a surrender or Annuity Payment) or is deemed to occur (e.g., a pledge or assignment of a Policy). Generally, all or a portion of any distribution or deemed distribution will be taxable as ordinary income. The taxable portion of certain distributions will be subject to withholding unless the recipient elects otherwise. In addition, if the Owner is younger than age 59 1/2, a ten percent federal penalty tax may apply to certain distributions or deemed distributions under the Policy. (See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES," p. 45.)

INQUIRIES, WRITTEN NOTICES AND WRITTEN REQUESTS

  Any questions about procedures or the Policy, or any Written Notice or Written Request that is required to be sent to AUSA Life, should be sent to AUSA Life's Service Office, Financial Markets Division--Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. Inquiries may be made by calling 800-525-6205. All inquiries, Notices and Requests should include the Policy number, the Owner's name and the Annuitant's name.

VARIATIONS IN POLICY PROVISIONS

  Certain features described in this Prospectus may only be available to Policies purchased after the effective date of the Policy form or Endorsement used. See the Policy or Endorsement for details.

                                     * * *

  Note: The foregoing summary is qualified in its entirety by the detailed information in the remainder of this Prospectus, in the Statement of Additional Information, in the prospectuses for the Underlying Funds, and in the Policy, all of which should be referred to for more detailed information. This Prospectus generally describes only the Policy and the Mutual Fund Account. Separate prospectuses describe the Underlying Funds. (There is no prospectus for the Fixed Account since interests in the Fixed Account are deemed not to be securities. See "THE ENDEAVOR ACCOUNTS--The Fixed Account,"
p. 28.)

                      CONDENSED FINANCIAL INFORMATION

  The Accumulation Unit Values and the number of Accumulation Units outstanding for each Mutual Fund Subaccount from the date of inception are shown in the following tables.

                      RETURN OF PREMIUM DEATH BENEFIT

            (TOTAL MUTUAL FUND ACCOUNT ANNUAL EXPENSES: 1.40%)

                                    ACCUMULATION                   NUMBER OF
                                    UNIT VALUE AT ACCUMULATION   ACCUMULATION
                                    BEGINNING OF  UNIT VALUE AT UNITS AT END OF
                                        YEAR       END OF YEAR       YEAR
                                    ------------- ------------- ---------------
ENDEAVOR MONEY MARKET SUBACCOUNT
1997..............................   $ 1.154219    $ 1.196418      611,981.762
1996..............................   $ 1.115718    $ 1.154219      665,174.123
1995..............................   $ 1.072424    $ 1.115718      271,034.756
ENDEAVOR ASSET ALLOCATION
 SUBACCOUNT
1997..............................   $ 1.833135    $ 2.171948    1,871,808.286
1996..............................   $ 1.577873    $ 1.833135    1,123,469.170
1995..............................   $ 1.301669    $ 1.577873      607,869.454
T. ROWE PRICE INTERNATIONAL STOCK
 SUBACCOUNT
1997..............................   $ 1.330640    $ 1.346560    4,334,553.810
1996..............................   $ 1.171039    $ 1.330640    2,084,832.841
1995..............................   $ 1.073958    $ 1.171039      681,093.799
ENDEAVOR VALUE EQUITY SUBACCOUNT
1997..............................   $ 1.694854    $ 2.086130    2,981,906.712
1996..............................   $ 1.387903    $ 1.694854    1,565,599.143
1995..............................   $ 1.045610    $ 1.387903      547,233.586
DREYFUS SMALL CAP VALUE SUBACCOUNT
1997..............................   $ 1.496065    $ 1.851229    2,294,637.110
1996..............................   $ 1.206843    $ 1.496065    1,239,443.264
1995..............................   $ 1.072941    $ 1.206843      535,283.029
DREYFUS U.S. GOVERNMENT SECURITIES
 SUBACCOUNT
1997..............................   $ 1.128769    $ 1.215033    1,093,934.793
1996..............................   $ 1.124292    $ 1.128769      589,779.900
1995(/1/).........................   $ 0.985803    $ 1.124292      204,813.593
T. ROWE PRICE EQUITY INCOME
 SUBACCOUNT
1997..............................   $ 1.521680    $ 1.925022    2,982,510.532
1996..............................   $ 1.287240    $ 1.521680    1,387,607,312
1995(/2/).........................   $ 1.000000    $ 1.287240      293,619.530
T. ROWE PRICE GROWTH STOCK
 SUBACCOUNT
1997..............................   $ 1.611613    $  2.04348    1,925,118.021
1996..............................   $ 1.353339    $ 1.611613      964,658.085
1995(/3/).........................   $ 1.000000    $ 1.353339      189,613.999
ENDEAVOR OPPORTUNITY VALUE
 SUBACCOUNT
1997..............................   $ 1.004355    $ 1.156993      869,832.105
1996(/4/).........................   $ 1.000000    $ 1.004355      178,913.412
ENDEAVOR ENHANCED INDEX SUBACCOUNT
1997(/5/).........................   $ 1.000000    $ 1.217647      422,227.210
WRL GROWTH SUBACCOUNT
1997..............................   $16.964068    $19.665157      557,897.978
1996..............................   $14.583843    $16.964068      306,855.075
1995..............................   $10.051117    $14.583843       97,436.321

  II. For year ending December 31, 1997, there were no sales of the Policy for the Annual Step-Up Death Benefit (Total Mutual Fund Account Annual Expenses:
1.55%), therefore, there is no Condensed Financial Information to report for these Policies.
----------------------------

(/1/Period)from June 16, 1995 through December 31, 1995

(/2/Period)from June 28, 1995 through December 31, 1995

(/3/Period)from April 28, 1995 through December 31, 1995

(/4/Period)from December 13, 1996 through December 31, 1996.

(/5/Period)from May 1, 1997 through December 31, 1997.

                             FINANCIAL STATEMENTS

  The financial statements of the Mutual Fund Account and of AUSA Life, and the independent auditors' reports thereon are found in the Statement of Additional Information which is available free upon request from the Service Office at (800) 525-6205 (toll-free).

                          HISTORICAL PERFORMANCE DATA

STANDARDIZED PERFORMANCE DATA

  From time to time, AUSA Life may advertise historical yields and total returns for the Subaccounts of the Mutual Fund Account. In addition, AUSA Life may advertise the effective yield of the Subaccount investing in the Endeavor Money Market Portfolio (the "Endeavor Money Market Subaccount"). These figures will be calculated according to standardized methods prescribed by the SEC. These yields and total returns will be based on historical earnings and are not intended to indicate future performance.

  Endeavor Money Market Subaccount. The yield of the Endeavor Money Market Subaccount for a Policy refers to the annualized income generated by an investment under a Policy in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a Policy in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven days ended December 31, 1997, the yield of the Endeavor Money Market Subaccount was 3.182%, and the effective yield was 3.232%.

  Other Subaccounts. The yield of a Subaccount of the Mutual Fund Account (other than the Endeavor Money Market Subaccount) for a Policy refers to the annualized income generated by an investment under a Policy in the Subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

  The total return of a Subaccount of the Mutual Fund Account refers to return quotations assuming an investment under a Policy has been held in the Subaccount for various periods of time including a period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a Subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the Subaccount to the redemption value of that investment as of the first day of each of the periods for which total return quotations are provided. In addition to the standard data discussed above, similar performance data for other periods may also be shown.

  The yield and total return calculations for a Subaccount do not reflect the effect of any premium taxes that may be applicable to a particular Policy. The yield calculations also do not reflect the effect of any Surrender Charge that may be applicable to a particular Policy. To the extent that a premium tax and/or Surrender Charge is applicable to a particular Policy, the yield and/or total return of that Policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the Statement of Additional Information, a copy of which may be obtained from the Service Office of AUSA Life upon request.

  Based on the method of calculation described in the Statement of Additional Information, (that is, deducting the Mortality and Expense Risk Fee, Administrative Charge and Surrender Charge under the Policy) the average annual total returns for periods from inception of the Subaccounts to December 31, 1997, and for the one and five year periods ended December 31, 1997, are shown below. Total returns shown reflect deductions for the Mortality and Expense Risk Fee and Administrative Charges. Total return calculations will reflect the effect of Surrender Charges that may be applicable to a particular period. Such data assumes a complete surrender of the Policy at the end of the period; therefore the Surrender Charge is deducted.

                    AVERAGE ANNUAL TOTAL RETURNS(/1/)

                        Return of Premium Death Benefit
              (Total Mutual Fund Account Annual Expenses: 1.40%)

                           ONE YEAR               INCEPTION
                            PERIOD   FIVE YEARS    OF THE        SUBACCOUNT
                            ENDED      ENDED    SUBACCOUNT TO     INCEPTION
SUBACCOUNT                 12/31/97   12/31/97    12/31/97          DATE
----------                 --------  ---------- ------------- -----------------
Endeavor Asset Alloca-
 tion....................   13.12%      N/A         17.73%      January 1, 1995
T. Rowe Price Interna-
 tional Stock............   (4.26%)     N/A          6.75%      January 1, 1995
Endeavor Value Equity....   17.80%      N/A         25.14%      January 1, 1995
Dreyfus Small Cap Value..   18.41%      N/A         19.08%      January 1, 1995
Dreyfus U.S. Government
 Securities..............    2.23%      N/A          3.35%        June 16, 1995
T. Rowe Price Equity In-
 come....................   21.19%      N/A         22.95%        June 28, 1995
T. Rowe Price Growth
 Stock...................   21.49%      N/A         22.95%       April 28, 1995
Endeavor Opportunity Val-
 ue......................    9.81%      N/A          9.91%    December 13, 1996
Endeavor Enhanced Index..     N/A       N/A         14.71%          May 1, 1997
WRL Growth...............   10.59%      N/A         24.32%      January 1, 1995

                         Annual Step-Up Death Benefit
              (Total Mutual Fund Account Annual Expenses: 1.55%)

                           ONE YEAR               INCEPTION
                            PERIOD   FIVE YEARS    OF THE        SUBACCOUNT
                            ENDED      ENDED    SUBACCOUNT TO     INCEPTION
SUBACCOUNT                 12/31/97   12/31/97    12/31/97          DATE
----------                 --------  ---------- ------------- -----------------
Endeavor Asset Alloca-
 tion....................   12.96%      N/A         17.55%      January 1, 1995
T. Rowe Price Interna-
 tional Stock............   (4.39%)     N/A          6.59%      January 1, 1995
Endeavor Value Equity....   17.59%      N/A         24.93%      January 1, 1995
Dreyfus Small Cap Value..   18.24%      N/A         18.90%      January 1, 1995
Dreyfus U.S. Government
 Securities..............    2.08%      N/A          3.19%        June 16, 1995
T. Rowe Price Equity In-
 come....................   21.02%      N/A         22.77%        June 28, 1995
T. Rowe Price Growth
 Stock...................   21.31%      N/A         22.55%       April 28, 1995
Endeavor Opportunity Val-
 ue......................    9.79%      N/A          9.89%    December 13, 1996
Endeavor Enhanced Index..     N/A       N/A         14.66%          May 1, 1997
WRL Growth...............   10.39%      N/A         24.10%      January 1, 1995

----------------------------
(/1/These)calculations also assume the Policy has been in effect for less than eight years and that Annuity Payments have not commenced. Policies in effect for more than seven years would experience lower Mortality and Expense Risk Fees and therefore the yield and/or total return of such Policies would be increased. In no event will Policies which have reached the Annuity Commencement Date reflect a return based on a Mortality and Expense Risk Fee and Administrative Charge of more than 1.40%, regardless of the death benefit option in effect just prior to the commencement of Annuity Payments.

  The figures for the "from inception" periods in the above tables reflect waiver of advisory fees and reimbursement of other expenses for all portfolios except the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio. In the absence of such waivers, the average annual total return figures above for the inception periods would have been lower.

NON-STANDARDIZED PERFORMANCE DATA

  AUSA Life may present the total return data described above on a non-standardized basis. This means that the data may not be reduced by all the fees and charges under the Policy and that the data may be presented for different time periods and for different Premium Payment amounts. NON-STANDARDIZED PERFORMANCE DATA WILL ONLY BE DISCLOSED IF STANDARDIZED PERFORMANCE DATA FOR THE REQUIRED PERIODS IS ALSO DISCLOSED. THE FOLLOWING TABLES SHOW AVERAGE ANNUAL TOTAL RETURNS OF THE SUBACCOUNTS SINCE THEIR INCEPTION REDUCE BY ALL FEES AND CHARGES UNDER THE POLICY EXCEPT SURRENDER
CHARGES:

                       AVERAGE ANNUAL TOTAL RETURNS(/1/)

                      (ASSUMING NO SURRENDER CHARGE)

                        Return of Premium Death Benefit
              (Total Mutual Fund Account Annual Expenses: 1.40%)

                           ONE YEAR              INCEPTION
                            PERIOD  FIVE YEARS    OF THE        SUBACCOUNT
                            ENDED     ENDED    SUBACCOUNT TO     INCEPTION
SUBACCOUNT                 12/31/97  12/31/97    12/31/97          DATE
----------                 -------- ---------- ------------- -----------------
Endeavor Asset Alloca-
 tion.....................  18.41%     N/A         18.52%      January 1, 1995
T. Rowe Price Interna-
 tional Stock.............   1.14%     N/A          7.76%      January 1, 1995
Endeavor Value Equity.....  23.06%     N/A         25.82%      January 1, 1995
Dreyfus Small Cap Value...  23.67%     N/A         19.85%      January 1, 1995
Dreyfus U.S. Government
 Securities...............   7.58%     N/A          4.98%        June 16, 1995
T. Rowe Price Equity In-
 come.....................  26.43%     N/A         24.15%        June 28, 1995
T. Rowe Price Growth
 Stock....................  26.73%     N/A         24.03%       April 28, 1995
Endeavor Opportunity Val-
 ue.......................  15.12%     N/A         14.94%    December 13, 1996
Endeavor Enhanced Index...    N/A      N/A         21.71%          May 1, 1997
WRL Growth................  15.89%     N/A         25.01%      January 1, 1995

                         Annual Step-Up Death Benefit
              (Total Mutual Fund Account Annual Expenses: 1.55%)

                           ONE YEAR              INCEPTION
                            PERIOD  FIVE YEARS    OF THE        SUBACCOUNT
                            ENDED     ENDED    SUBACCOUNT TO     INCEPTION
SUBACCOUNT                 12/31/97  12/31/97    12/31/97          DATE
----------                 -------- ---------- ------------- -----------------
Endeavor Asset Alloca-
 tion.....................  18.25%     N/A         18.35%      January 1, 1995
T. Rowe Price Interna-
 tional Stock.............   1.00%     N/A          7.61%      January 1, 1995
Endeavor Value Equity.....  22.85%     N/A         25.61%      January 1, 1995
Dreyfus Small Cap Value...  23.50%     N/A         19.68%      January 1, 1995
Dreyfus U.S. Government
 Securities...............   7.43%     N/A          4.83%        June 16, 1995
T. Rowe Price Equity In-
 come.....................  26.26%     N/A         23.97%        June 28, 1995
T. Rowe Price Growth
 Stock....................  26.55%     N/A         23.84%       April 28, 1995
Endeavor Opportunity Val-
 ue.......................  15.09%     N/A         14.92%    December 13, 1996
Endeavor Enhanced Index...    N/A      N/A         21.66%          May 1, 1997
WRL Growth................  15.70%     N/A         24.80%      January 1, 1995

----------------------------

(/1/)These calculations also assume the Policy has been in effect for less than eight years and that Annuity Payments have not commenced. Policies in effect for more than seven years would experience lower Mortality and Expense Risk Fees and therefore the yield and/or total return of such Policies would be increased. In no event will Policies which have reached the Annuity Commencement Date reflect a return based on a Mortality and Expense Risk Fee and Administrative Charge of more than 1.40%, regardless of the death benefit option in effect just prior to the commencement of Annuity Payments.

  The figures for the "from inception" periods in the above tables reflect waiver of advisory fees and reimbursement of other expenses for all portfolios except the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio. In the absence of such waivers, the average annual total return figures above for the inception periods would have been lower.

  Adjusted Historical Performance Data. In addition, AUSA Life may present historic performance data for the underlying Portfolios since their inception reduced by some or all of the fees and charges under the Policy. Such adjusted historic performance includes data that precedes the inception dates of the Subaccounts. This data is designed to show the performance that would have resulted if the Policy had been in existence during that time.

  For instance, as shown in the table below, AUSA Life may disclose average annual total returns for the Portfolios reduced by all fees and charges under the Policy, as if the Policy had been in existence since the inception of the Portfolio. Such fees and charges include the Mortality and Expense Risk Fee, Administrative Charge and Surrender Charges. Such data assumes a complete surrender of the Policy at the end of the period; THEREFORE THE SURRENDER CHARGE IS DEDUCTED.

  The following information is based on the method of calculation described in the Statement of Additional Information. The adjusted historical average annual total returns for periods ended December 31, 1997, were as follows:

          ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS(/1/)

                     Return of Premium Death Benefit

            (Total Mutual Fund Account Annual Expenses: 1.40%)

                                                                CORRESPONDING
                                                  TEN YEARS*      PORTFOLIO
                                                 OR PORTFOLIO     INCEPTION
SUBACCOUNT                            FIVE YEARS  INCEPTION         DATE
----------                            ---------- ------------ -----------------
Endeavor Asset Allocation...........    12.15%      12.10%        April 8, 1991
T. Rowe Price International
 Stock(/2/).........................     6.03%       4.37%        April 8, 1991
Endeavor Value Equity...............      N/A       17.03%         May 27, 1993
Dreyfus Small Cap Value.............      N/A       13.74%          May 4, 1994
Dreyfus U.S. Government Securities..      N/A        4.62%          May 9, 1994
T. Rowe Price Equity Income.........      N/A       23.49%      January 3, 1995
T. Rowe Price Growth Stock..........      N/A       26.04%      January 3, 1995
Endeavor Opportunity Value..........      N/A        9.17%    November 18, 1996
Endeavor Enhanced Index.............      N/A       14.71%          May 1, 1997
WRL Growth..........................    12.41%      16.93%*     October 2, 1986

                         Annual Step-Up Death Benefit
              (Total Mutual Fund Account Annual Expenses: 1.55%)

                                                                CORRESPONDING
                                                  TEN YEARS*      PORTFOLIO
                                                 OR PORTFOLIO     INCEPTION
SUBACCOUNT                            FIVE YEARS  INCEPTION         DATE
----------                            ---------- ------------ -----------------
Endeavor Asset Allocation...........    11.97%      11.85%        April 8, 1991
T. Rowe Price International
 Stock(/2/).........................     5.85%       4.10%        April 8, 1991
Endeavor Value Equity...............      N/A       16.70%         May 27, 1993
Dreyfus Small Cap Value.............      N/A       13.45%          May 4, 1994
Dreyfus U.S. Government Securities..      N/A        4.24%          May 9, 1994
T. Rowe Price Equity Income.........      N/A       23.14%      January 3, 1995
T. Rowe Price Growth Stock..........      N/A       25.70%      January 3, 1995
Endeavor Opportunity Value..........      N/A        9.16%    November 18, 1996
Endeavor Enhanced Index.............      N/A       14.66%          May 1, 1997
WRL Growth..........................    12.21%      16.74%*     October 2, 1986

----------------------------
(/1/)The calculation of total return performance for periods prior to inception of the Subaccounts reflects deductions for the Mortality and Expense Risk Fee and Administrative Charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the Subaccounts had actually been in existence since the Inception of the Portfolio.

(/2/)Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the Adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies).

  The figures for the "five year" and "from inception" periods in the above tables reflect waiver of advisory fees and reimbursement of other expenses for all portfolios except the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio. In the absence of such waivers, the average annual total return figures above from the five year and from inception periods would have been lower.

  In addition, as shown in the next tables, AUSA Life may present average annual total returns for the Portfolios reduced by all fees and charges under the Policy, as if the Policy had been in existence, EXCEPT THAT THE SURRENDER CHARGE IS NOT IMPOSED. Such fees and charges include the Mortality and Expense Risk Fee and the Administrative Charge.

          ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS(/1/)

                      (ASSUMING NO SURRENDER CHARGE)

                        Return of Premium Death Benefit
              (Total Mutual Fund Account Annual Expenses: 1.40%)

                                                                CORRESPONDING
                                                  TEN YEARS*      PORTFOLIO
                                          FIVE   OR PORTFOLIO     INCEPTION
SUBACCOUNT                                YEARS   INCEPTION         DATE
----------                                -----  ------------ -----------------
Endeavor Asset Allocation................ 12.36%    12.16%        April 8, 1991
T. Rowe Price International Stock(/2/)...  6.30%     4.47%        April 8, 1991
Endeavor Value Equity....................   N/A     17.32%         May 27, 1993
Dreyfus Small Cap Value..................   N/A     14.07%          May 4, 1994
Dreyfus U.S. Government Securities.......   N/A      5.47%          May 9, 1994
T. Rowe Price Equity Income..............   N/A     24.37%      January 3, 1995
T. Rowe Price Growth Stock...............   N/A     26.88%      January 3, 1995
Endeavor Opportunity Value...............   N/A     13.86%    November 18, 1996
Endeavor Enhanced Index..................   N/A     21.71%          May 1, 1997
WRL Growth............................... 12.61%    16.93%*     October 2, 1986

                         Annual Step-Up Death Benefit
              (Total Mutual Fund Account Annual Expenses: 1.55%)

                                                                CORRESPONDING
                                                  TEN YEARS*      PORTFOLIO
                                          FIVE   OR PORTFOLIO     INCEPTION
SUBACCOUNT                                YEARS   INCEPTION         DATE
----------                                -----  ------------ -----------------
Endeavor Asset Allocation................ 12.18%    11.97%        April 8, 1991
T. Rowe Price International Stock(/2/)...  6.13%     4.30%        April 8, 1991
Endeavor Value Equity....................   N/A     17.10%         May 27, 1993
Dreyfus Small Cap Value..................   N/A     13.89%          May 4, 1994
Dreyfus U.S. Government Securities.......   N/A      5.31%          May 9, 1994
T. Rowe Price Equity Income..............   N/A     24.20%      January 3, 1995
T. Rowe Price Growth Stock...............   N/A     26.70%      January 3, 1995
Endeavor Opportunity Value...............   N/A     13.84%    November 18, 1996
Endeavor Enhanced Index..................   N/A     21.66%          May 1, 1997
WRL Growth............................... 12.41%    16.74%*     October 2, 1986

----------------------------
(/1/)The calculation of total return performance for periods prior to inception of the Subaccounts reflects deductions for the Mortality and Expense Risk Fee and Administrative Charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the Subaccounts had actually been in existence since the Inception of the Portfolio.

(/2/)Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the Adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies).

                               PUBLISHED RATINGS

  AUSA Life may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service, Inc. and Duff & Phelps Credit Rating Co. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of AUSA Life and should not be considered as bearing on the investment performance of assets held in the Mutual Fund Account or of the safety or riskiness of an investment in the Mutual Fund Account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of AUSA Life as measured by Standard & Poor's Insurance Ratings Services, Moody's Investors Service, Inc. or Duff & Phelps Credit Rating Co. may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-policy obligations (i.e., debt/commercial paper). These ratings do not reflect the investment performance of the Mutual Fund Account or Fixed Account or the degree of risk associated with an investment in either account.

                       AUSA LIFE INSURANCE COMPANY, INC.

  AUSA Life Insurance Company, Inc. is a stock life insurance company. It was incorporated under the laws of the State of New York on October 3, 1947. It is principally engaged in the sale of life insurance and annuity policies, and is licensed in the District of Columbia, and in all states except Alabama and Hawaii. As of December 31, 1997, AUSA Life had assets of approximately $9.9 billion. AUSA Life is a wholly-owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON n.v. of the Netherlands. AEGON n.v., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

                             THE ENDEAVOR ACCOUNTS

  Premium Payments made under a Policy may be allocated to the Mutual Fund Account, to the Fixed Account, or to a combination of these Accounts.

  The AUSA Endeavor Variable Annuity Account of AUSA Life (the "Mutual Fund Account") was established as a separate investment account under the laws of the State of New York on September 27, 1994.

THE MUTUAL FUND ACCOUNT

  The Mutual Fund Account is registered with the SEC under the 1940 Act as a unit investment trust and meets the definition of a separate account under federal securities laws. However, the SEC does not supervise the management or the investment practices or policies of the Mutual Fund Account or AUSA Life.

  The Mutual Fund Account was created due to the assumption of certain policies of AUSA Life's former affiliate, International Life Investors Insurance Company ("ILI"). The ILI policies were transferred to allow AUSA Life to succeed to the variable annuity business of

ILI. The Mutual Fund Account currently receives and invests the Premium Payments under the Policies that are allocated to it for investment in shares of certain management investment companies. The shares available to be allocated under the Policy are those of the WRL Growth Portfolio of the WRL Series Fund, Inc. and designated portfolios of the Endeavor Series Trust.

  The Mutual Fund Account currently has dedicated eleven Subaccounts to the Policy. Additional Subaccounts may be established, or Subaccounts may be removed, in the future at the discretion of AUSA Life subject to applicable law. Each Subaccount invests exclusively in shares of one of the Portfolios of the Underlying Funds. Under New York law, the assets of the Mutual Fund Account are owned by AUSA Life, but they are held separately from the other assets of AUSA Life, and are not chargeable with liabilities incurred in any other business operation of AUSA Life (except to the extent that assets in the Mutual Fund Account exceed the reserves and other liabilities of the Mutual Fund Account). Income, gains, and losses incurred on the assets in the Subaccounts of the Mutual Fund Account, whether or not realized, are credited to or charged against that Subaccount without regard to other income, gains or losses of any other Account or Subaccount of AUSA Life. Therefore, the investment performance of any Subaccount should be entirely independent of the investment performance of AUSA Life's general account assets or any other Account or Subaccount maintained by AUSA Life.

  The Underlying Funds. The Mutual Fund Account will invest in shares of Endeavor Series Trust and the WRL Growth Portfolio of the WRL Series Fund, Inc. (collectively the "Underlying Funds"). The WRL Series Fund, Inc. and the Endeavor Series Trust are each a series-type mutual fund registered with the SEC under the 1940 Act as an open-end, diversified management investment company. The registration of the Underlying Funds does not involve supervision of the management or investment practices or policies of the Underlying Funds by the SEC.

  The following Portfolios are currently available in the Mutual Fund Account under the Policies:

Endeavor Asset Allocation Portfolio    Dreyfus U.S. Government Securities
                                       Portfolio

Endeavor Money Market Portfolio        Endeavor Value Equity Portfolio

T. Rowe Price International Stock      Endeavor Opportunity Value Portfolio
Portfolio

T. Rowe Price Equity Income            Endeavor Enhanced Index Portfolio
Portfolio
                                       WRL Growth Portfolio

T. Rowe Price Growth Stock Portfolio

Dreyfus Small Cap Value Portfolio

  The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objectives and policies. Each Portfolio operates as a separate investment fund, and the income or losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

  Endeavor Investment Advisers, an investment adviser registered with the SEC under the Investment Advisers Act of 1940, is the Endeavor Series Trust's manager. Endeavor Investment Advisers is a general partnership of which Endeavor Management Co. is the managing partner. Endeavor Management Co. holds a 50.01% interest in Endeavor Investment Advisers. AUSA Financial Markets, Inc., an affiliate of AUSA Life, holds the remaining 49.99% interest.

  Endeavor Investment Advisers selects and contracts with advisers for investment services for the Portfolios of Endeavor Series Trust, reviews the advisers' activities, and otherwise performs administerial and managerial functions for the Endeavor Series Trust. The following six advisers each perform investment advisory services for particular Portfolios of Endeavor Series Trust, (the "Advisers").

MORGAN STANLEY ASSET MANAGEMENT INC. (a subsidiary of Morgan Stanley, Dean
 Witter, Discover & Co.)

T. ROWE PRICE ASSOCIATES, INC.

ROWE PRICE-FLEMING INTERNATIONAL, INC. (a joint venture between T. Rowe Price
 Associates, Inc. and Robert Fleming Holdings Limited)

OPCAP ADVISORS (an affiliate of PIMCO Advisers, L.P.)

J.P. MORGAN INVESTMENT MANAGEMENT INC. (a wholly owned subsidiary of J.P.
 Morgan and Co. Incorporated)

THE DREYFUS CORPORATION (a wholly-owned subsidiary of Mellon Bank, N.A.)

  Morgan Stanley Asset Management Inc. is the Adviser for the Endeavor Asset Allocation Portfolio and the Endeavor Money Market Portfolio. Prior to May 1, 1998, TCW Funds Management, Inc. was the Adviser to the Endeavor Money Market Portfolio and the Endeavor Asset Allocation Portfolio. T. Rowe Price Associates, Inc. is the Adviser for the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio. Rowe Price-Fleming International, Inc. is the Adviser for the T. Rowe Price International Stock Portfolio. OpCap Advisors (formerly known as Quest for Value Advisors) is the Adviser for the Endeavor Value Equity Portfolio and the Endeavor Opportunity Value Portfolio. J.P. Morgan Investment Management Inc. is the Adviser for the Endeavor Enhanced Index Portfolio. The Dreyfus Corporation is the Adviser for the Dreyfus U.S. Government Securities Portfolio, and the Dreyfus Small Cap Value Portfolio.

  WRL Investment Management, Inc., a subsidiary of Western Reserve Life Assurance Co. of Ohio, (an affiliate of AUSA Life), is the Adviser for the WRL Series Fund, Inc. and contracts with Janus Capital Corporation (also an "Adviser") as a sub-adviser to the WRL Growth Portfolio.

  The Adviser of a Portfolio is responsible for selecting the investments of the Portfolio consistent with the investment objectives and policies of the Portfolio, and will conduct securities trading for the Portfolio. All Advisers are investment advisers registered with the SEC under the Investment Advisers Act of 1940. The investment objectives of each Portfolio are summarized as follows:

  Endeavor Money Market Portfolio (formerly, TCW Money Market Portfolio)-- seeks current income, preservation of capital and maintenance of liquidity through investment in short-term money market securities. The Portfolio seeks to maintain a constant net asset value of $1.00 per share although no assurances can be given that such constant net asset value will be maintained.

  Endeavor Asset Allocation Portfolio (formerly, TCW Managed Asset Allocation Portfolio)--seeks high total return through a managed asset allocation portfolio of equity, fixed income and money market securities.

  T. Rowe Price International Stock Portfolio--seeks long-term growth of capital through investments primarily in common stocks of established non-U.S. companies.

  Endeavor Value Equity Portfolio (formerly, Value Equity Portfolio)--seeks long-term capital appreciation through investment in securities (primarily equity securities) of companies that are believed by the Portfolio's Adviser to be undervalued in the marketplace in relation to factors such as the companies' assets or earnings.

  Dreyfus Small Cap Value Portfolio--seeks capital appreciation through investments in a diversified portfolio consisting primarily of equity securities of companies with a median capitalization of approximately $750 million, provided that under normal market conditions at least 75% of the Portfolio's investments will be in equity securities of companies with capitalizations at the time of purchase between $150 million and $1.5 billion.

  Dreyfus U.S. Government Securities Portfolio--seeks as high a level of total return as is consistent with prudent investment strategies by investing under normal conditions at least 65% of its assets in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  T. Rowe Price Equity Income Portfolio--seeks to provide substantial dividend income and also capital appreciation by investing primarily in dividend paying stocks of established companies.

  T. Rowe Price Growth Stock Portfolio--seeks long-term growth of capital and to increase dividend income through investment primarily in common stocks of well established growth companies.

  Endeavor Opportunity Value Portfolio (formerly, Opportunity Value Portfolio)--seeks growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based upon the Portfolio Adviser's assessment of relative values.

  Endeavor Enhanced Index Portfolio (formerly, Enhanced Index Portfolio)-- seeks to earn a total return modestly in excess of the total return performance of the Standard & Poor's 500 Composite Stock Index (the "S&P 500 Index") while maintaining a volatility of return similar to the S&P 500 Index.

  WRL Growth Portfolio--seeks growth of capital. At most times, this Portfolio will be invested primarily in equity securities which are selected solely for their capital growth potential; investment income is not a consideration.

  AUSA Life may from time to time receive revenue or fees from the Underlying Funds or their advisers or sub-advisers. The amount of the fees, if any, may be based on the amount of assets that AUSA Life or the Mutual Fund Account invests in the Underlying Funds.

  THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVE. MORE DETAILED INFORMATION, INCLUDING A DESCRIPTION OF EACH PORTFOLIO'S INVESTMENT OBJECTIVE AND POLICIES AND A DESCRIPTION OF RISKS INVOLVED IN INVESTING IN EACH OF THE PORTFOLIOS AND OF EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS, CURRENT COPIES OF WHICH ARE ATTACHED TO THIS PROSPECTUS. INFORMATION CONTAINED IN THE UNDERLYING FUNDS' PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING IN A SUBACCOUNT OF THE MUTUAL FUND ACCOUNT.

  An investment in the Mutual Fund Account, or in any Portfolio, including the Endeavor Money Market Portfolio and the Dreyfus U.S. Government Securities Portfolio, is not insured or guaranteed by the U.S. government or any government agency.

  Addition, Deletion, or Substitution of Investments. AUSA Life cannot and does not guarantee that any of the Portfolios will always be available for Premium Payments, allocations, or transfers. AUSA Life retains the right, with prior approval of the New York Insurance Superintendent, to make changes in the Mutual Fund Account and its investments. AUSA Life reserves the right to eliminate the shares of any Portfolio held by a Subaccount and to substitute shares of another Portfolio of the Underlying Funds, or of another registered open-end management investment company for the shares of any Portfolio, if the shares of the Portfolio are no longer available for investment or if, in AUSA Life's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Mutual Fund Account. To the extent required by the 1940 Act, substitutions of shares attributable to an Owner's interest in a Subaccount will not be made without prior notice to the Owner and the prior approval of the SEC. Nothing contained in this Prospectus prevents the Mutual Fund Account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of requests made by Owners.

  New Subaccounts may be established when, in the sole discretion of AUSA Life, marketing, tax, investment or other conditions warrant. Any new Subaccounts may be made available to existing Owners on a basis to be determined by AUSA Life. Each additional Subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. AUSA Life may also eliminate one or more Subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. AUSA Life may receive expense reimbursements or other revenues from the Underlying Funds, their portfolios, or their investment advisers.

  In the event any Subaccount is eliminated, AUSA Life will notify Owners and request a reallocation of the amounts invested in the eliminated Subaccount. If no such reallocation is provided by the Owner, AUSA Life will reinvest the amounts invested in the eliminated Subaccount in the Subaccount that invests in the Endeavor Money Market Portfolio (or in a similar portfolio of money market instruments) or in another Subaccount, if appropriate.

  In the event of any such substitution or change, AUSA Life may, by appropriate endorsement, make such changes in the Policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Policies, the Mutual Fund Account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, AUSA Life also may transfer the assets of the Mutual Fund Account associated with the Policies to another account or accounts.

THE FIXED ACCOUNT

  This Prospectus is generally intended to serve as a disclosure document only for the Policy and the Mutual Fund Account. For complete details regarding the Fixed Account, see the Policy itself.

  Premium Payments allocated and amounts transferred to the Fixed Account become part of the general account of AUSA Life, which supports insurance and annuity obligations. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts and AUSA Life has been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus which relate to the fixed portion.

  The Policy Owner may allocate Premium Payments to the Fixed Account at the time of Premium Payment or by subsequent transfers from the Mutual Fund Account. Instead of the Policy Owner bearing the investment risk, as is the case for Annuity Purchase Value in the Mutual Fund Account, AUSA Life bears the full investment risk for all Annuity Purchase Value in the Fixed Account. AUSA Life has sole discretion to invest the assets of its general account, including the Fixed Account, subject to applicable law. All guaranteed rates or benefits provided by AUSA Life are subject to AUSA Life's claims-paying ability.

  Premium Payments applied to and any amounts transferred to the Fixed Account will reflect a fixed interest rate. The interest rates AUSA Life sets will be credited for increments of at least one year measured from each premium payment or transfer date. These rates will never be less than an effective annual interest rate of 3% during the term of a Policy.

  Guaranteed Period. AUSA Life will offer a one year guaranteed interest rate period ("Guaranteed Period Option" or "GPO") into which Premium Payments may be paid or amounts transferred. The current effective annual interest rate AUSA Life sets for funds entering the One Year Guaranteed Period Option will be guaranteed until the end of the Guaranteed Period Option. At the end of the Guaranteed Period, the Premium Payment or amount transferred into the Guaranteed Period Option less any withdrawals or transfers from that Option, including the effect of any Surrender Charge due to withdrawals prior to the end of the Guaranteed Period, plus accrued interest, will be rolled into a new Guaranteed Period Option, unless the Owner requests otherwise.

  AUSA Life will mail a preliminary notice to the Owner at least 45 days prior to the end of a Guaranteed Period, which will indicate the alternatives that are available to the Owner at the end of the Guaranteed Period, including the new interest rate, (or if the new rate has not yet been determined, the rate currently in effect). The Policy Owner may choose from among the available alternatives by giving AUSA Life a written election within 30 days before the end of the expiring Guaranteed Period. If the Owner does not make an election, funds will be rolled into the new One Year Guaranteed Period Option, and the Owner will be mailed a notice of the completion of the rollover with the new interest rate. AUSA Life will deem the new Guaranteed Period Option to be accepted by the Owner if AUSA Life does not receive a written rejection from the Owner within 30 days after the completion notice.

  Upon full surrender, the Owner is guaranteed return of Premium Payments to the Fixed Account, less partial withdrawals and transfers from the Fixed Account.

  For purposes of crediting interest, the oldest Premium Payment or transfer into the One Year Guaranteed Period Option within the Fixed Account, plus interest allocable to that Premium Payment or transfer, is considered to be withdrawn or transferred out first; the next oldest Premium Payment plus interest is considered to be transferred out next, and so on (this is a "first-in, first-out" procedure). (See "THE ENDEAVOR ACCOUNTS--Transfers,"
p. 30.)

  Dollar Cost Averaging Fixed Account Option. AUSA Life may offer a Dollar Cost Averaging Fixed Account Option separate from the One Year Guaranteed Period Option. This option will generally have a one-year interest rate guarantee for amounts in the DCA Fixed Account and will only be available under a Dollar Cost Averaging (DCA) program (see "Dollar Cost Averaging" p. 31.) If the Owner, for any reason, discontinues the DCA program before its completion, then the interest credited on amounts in the DCA account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%. The Current Interest Rate AUSA Life sets for the Dollar Cost Averaging Fixed Account may differ from the rates credited on the One Year Guaranteed Period Option in the Fixed Account. The credited interest rate will never be less than the minimum annual effective interest rate of 3%. The Dollar Cost Averaging Fixed Account Option will only be available under a Dollar Cost Averaging program as described below. AUSA Life may credit different interest rates for DCA programs of varying time periods. Interest credited on the amounts in the DCA Fixed Account will always be at least an annual effective rate of 3%.

  Prior to the Annuity Commencement Date, no transfers, except through DCA, will be allowed from the DCA Fixed Account. DCA transfers must begin within 30 days after the Premium Payment or transfer to the DCA Fixed Account. Transfers must be scheduled for at least six but not more than 24 months, or for at least four, but not more than eight quarters. Transfers will continue until the elected Subaccount or DCA Fixed Account value is depleted. The amount transferred each time must be at least $500. All transfers from the DCA account will be the same amount as the initial transfer unless subsequently changed.

Changes to the amount transferred will only be allowed after the minimums are satisfied or when additional premium is allocated or a new amount is transferred into the DCA account. If the amount transferred is changed, the minimums must be met again (that is, transfers must be scheduled for at least six more but not more than 24 months, or for at least four more, but not more than eight quarters). Changes can be made to the Subaccounts to which these transfers are allocated. Dollar Cost Averaging transfers from the Dollar Cost Averaging Fixed Account will not be subject to an Excess Interest Adjustment.

  Current Interest Rates. AUSA Life periodically will establish an applicable Current Interest Rate for the One Year Guaranteed Period Option within the Fixed Account, and the Dollar Cost Averaging Fixed Account Option. Current Interest Rates may be changed by AUSA Life frequently or infrequently depending on interest rates on investments available to AUSA Life and other factors as described below, but once established, the rate will be guaranteed for the entire duration of the Guaranteed Period.

  The Current Interest Rate will not be less than an effective annual interest rate of 3%. AUSA Life has no specific formula for determining the rate of interest that it will declare as a Current Interest Rate, as this rate will be reflective of interest rates available on the types of debt instruments in which AUSA Life intends to invest amounts allocated to the Fixed Account. In addition, AUSA Life's management may consider other factors in determining Current Interest Rates for a Guaranteed Period including but not limited to: regulatory and tax requirements; sales commissions and administrative expenses borne by the Company; general economic trends; and competitive factors. There is no obligation to declare a rate in excess of 3%; the Policy Owner assumes the risk that declared rates will not exceed 3%. AUSA Life has complete discretion to declare any rate of at least 3%, regardless of market interest rates, the amounts earned by AUSA Life on its investments, or any other factors.

  AUSA LIFE'S MANAGEMENT HAS COMPLETE AND SOLE DISCRETION TO DETERMINE THE GUARANTEED INTEREST RATES. AUSA LIFE CANNOT PREDICT OR GUARANTEE THE LEVEL OF FUTURE CURRENT INTEREST RATES, EXCEPT THAT AUSA LIFE GUARANTEES THAT FUTURE CURRENT INTEREST RATES WILL NOT BE BELOW AN EFFECTIVE ANNUAL INTEREST RATE OF 3%.

TRANSFERS

  Prior to the Annuity Commencement Date, an Owner can transfer Annuity Purchase Value from one Investment Option to another within certain limits.

  Subject to the limitations and restrictions described below, transfers from an Investment Option may be made up to thirty days prior to the Annuity Commencement Date by sending Written Notice signed by the Policy Owner to the Service Office. The minimum amount which may be transferred is the lesser of $500 or the entire Subaccount or Guaranteed Period Option Annuity Purchase Value. If the Subaccount or Guaranteed Period Option Annuity Purchase Value remaining after a transfer is less than $500, AUSA Life reserves the right to include that amount as part of the transfer. Authorization of transfers by telephone or other electronic means of communication is not permitted.

  The Owner may transfer an amount up to the interest credited in the One Year Guaranteed Period Option to any Subaccount(s) of the Mutual Fund Account prior to the end of the Guaranteed Period. Such Interest Transfers may affect the interest crediting rates on the remaining funds in the Guaranteed Period Option. This is because Interest Transfers may have the effect of reducing or eliminating principal amounts in the Guaranteed Period Option, since, for purposes of crediting interest, AUSA Life considers the oldest Premium Payment or transfer into the Guaranteed Period Option, plus interest allocable to that particular Premium Payment or transfer to be withdrawn first.

  The maximum Annuity Purchase Value that can be transferred from the One Year Guaranteed Period Option prior to the end of the Guaranteed Period is 25% of that Option's Annuity Purchase Value, less amounts previously transferred out of that Option during the current Policy Year. The entire Annuity Purchase Value may be transferred from the One Year Guaranteed Period Option at the end of the Guaranteed Period.

  Transfers prior to the Annuity Commencement Date currently may be made without charge as often as the Owner wishes, subject to the minimum dollar amount specified above. AUSA Life reserves the right to limit these transfers prior to the Annuity Commencement Date to no more than 12 per Policy Year in the future or to charge up to $10 per transfer in excess of 12 per Policy Year; however, currently there is no charge for any transfers. If a transfer charge is assessed in the future, the amount of the charge will be deducted from the balance in the remaining subaccount, if sufficient, otherwise, from the subaccount to which the transfer is made.

  Transfers out of the Dollar Cost Averaging Fixed Account, except through an automatic Dollar Cost Averaging program, are not allowed.

  After the Annuity Commencement Date, transfers between the Fixed Account and Mutual Fund Account are not permitted.

REINSTATEMENTS

  Requests are occasionally received by AUSA Life to reinstate funds which had been transferred to another company by a Section 1035 exchange or trustee-to-trustee transfer under the Code. In this situation AUSA Life will require the Owner to replace the same total amount of money in the applicable Subaccounts and/or Fixed Accounts as taken from them to effect the exchange. The total amount of money reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit prices at the date of reinstatement (within two days of the date the funds are received by AUSA Life). The number of Accumulation Units available on the reinstatement date may be more or less than the number surrendered for the exchange. Amounts reapplied to the Fixed Account will receive the effective annual interest rate they would otherwise have received, had they not been withdrawn. However, an adjustment will be made to the amount reapplied to compensate AUSA Life for the additional interest credited during the period of time between the withdrawal and the reapplication of the funds. Owners should consult a qualified tax adviser concerning the tax consequences of any Section 1035 exchanges or reinstatements.

DOLLAR COST AVERAGING (DCA)

  Under the Dollar Cost Averaging program prior to the Annuity Commencement Date, the Policy Owner can instruct AUSA Life to automatically transfer an amount specified by the Policy Owner (subject to minimum requirements) from the DCA Fixed Account Option, the Endeavor Money Market Subaccount or the Dreyfus U.S. Government Securities Subaccount to any other Subaccount or Subaccounts of the Mutual Fund Account. The automatic transfers can be scheduled to occur monthly or quarterly. DCA transfers will occur on the 28th day of each month, or each third month, as the case may be. If the DCA request is received prior to the 28th day of any month, the first transfer will occur on the 28th day of that month. If the DCA request is received on or after the 28th day of any month, the first transfer will occur on the 28th day of the following month. The Owner may start a Dollar Cost Averaging program at any time. The amount transferred each time must be at least $500. A minimum of six (but not more than 24) monthly or four (but not more than eight) quarterly transfers is required each time the Dollar Cost Averaging program is started or restarted.

  Dollar Cost Averaging results in the purchase of more Accumulation Units when the unit value is low, and fewer Accumulation Units when the unit value is high. However, there is no guarantee that the Dollar Cost Averaging program will result in higher Annuity Purchase Values or will otherwise be successful. Dollar Cost Averaging requires regular investment regardless of fluctuating prices, and does not guarantee profits nor prevent losses in a declining market. Before electing this option, individuals should consider their financial ability to continue transfers through periods of both high and low price levels.

  The Policy Owner may request Dollar Cost Averaging when purchasing the Policy or later. The program will terminate when the amount in the Endeavor Money Market Subaccount, the DCA Fixed Account, or the Dreyfus U.S. Government Securities Subaccount is insufficient for the next transfer, at which time the remaining balance will be transferred.

  Except for DCA transfers from the DCA Fixed Account Option, the Owner can increase or decrease the amount of the transfers by sending AUSA Life a new Dollar Cost Averaging form. The Owner can discontinue the program by sending a Written Notice to the Service Office. The minimum number of transfers (six monthly or four quarterly) requirement must be satisfied each time the DCA program is restarted. Discontinuance of a DCA program may result in AUSA Life reducing interest rates credited to amounts remaining in the DCA Fixed Account if the conditions established for a particular DCA program are not met. There is no charge for participation in this program.

ASSET REBALANCING

  Prior to the Annuity Commencement Date the Policy Owner may instruct AUSA Life to automatically transfer amounts among the Subaccounts of the Mutual Fund Account on a regular basis to maintain a desired allocation of the Annuity Purchase Value among the various Subaccounts selected. Rebalancing will occur on a monthly, quarterly, semi-annual, or annual basis, beginning on a date selected by the Policy Owner. If no date is selected, the account will be rebalanced on the day of the month the Policy was effective. The Policy Owner must select the percentage of the Annuity Purchase Value desired in each of the various Subaccounts offered (totaling 100%). Any amounts in the Fixed Account are ignored for purposes of asset rebalancing. There is no charge for participation in this program. Rebalancing may be started, stopped, or changed at any time, except that rebalancing will not be available when:

  (1) Dollar Cost Averaging is in effect; or

  (2) any other transfer is requested.

  There is no charge for participation in this program.

                                  THE POLICY

  The Endeavor Variable Annuity Policy is a Flexible Premium Variable Annuity Policy. The rights and benefits under the Policy are summarized below; however, the description of the Policy contained in this Prospectus is qualified in its entirety by reference to the Policy itself, a copy of which is available upon request from AUSA Life. The Policy may be purchased on a non-tax qualified basis ("Nonqualified Policy"). The Policy may also be purchased and used in connection with retirement plans or individual retirement accounts that qualify for favorable federal income tax treatment ("Qualified Policy").

POLICY APPLICATION AND ISSUANCE OF POLICIES--PREMIUM PAYMENTS

  Before it will issue a Policy, AUSA Life must receive a completed Policy application or transmittal form containing the information AUSA Life needs and a minimum initial Premium Payment. The minimum initial Premium Payment is $5,000 for a Nonqualified Policy, $50 for a Policy purchased for use in connection with a Tax Deferred 403(b) Annuity, or $1,000 for any other Qualified Policy. A Policy ordinarily will be issued only in respect of Annuitants from younger than age 80. The initial Premium Payment is the only Premium Payment required to be paid under a Policy. Acceptance or declination of an application shall be based on AUSA Life's underwriting standards, and AUSA Life reserves the right to reject any application or Premium Payment based on those underwriting standards.

  If the application or transmittal form can be accepted in the form received, the initial Premium Payment will be credited to the Annuity Purchase Value within two Business Days after the later of receipt of the information needed to issue the Policy or receipt of the initial Premium Payment. If the initial Premium Payment cannot be credited because the application or other issuing requirements are incomplete, the applicant will be contacted within five Business Days and given an explanation for the delay and the initial Premium Payment will be returned at that time unless the applicant consents to AUSA Life's retaining the initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled.

  The date on which the initial Premium Payment is credited to the Annuity Purchase Value is the Policy Date. The Policy Date is the date used to determine Policy Years and Policy Anniversaries.

  All checks or drafts for Premium Payments should be made payable to AUSA Life Insurance Company, Inc. and sent to the Administrative Office. The Death Benefit will not take effect until the check or draft for the Premium Payment is honored.

  Additional Premium Payments. While the Annuitant is living and prior to the Annuity Commencement Date, the Owner may make Additional Premium Payments at any time, and in any frequency. The minimum Additional Premium Payment under both a Nonqualified Policy and a Qualified Policy is $50, including payments through automatic deduction. Additional Premium Payments will be credited to the Policy and added to the Annuity Purchase Value as of the Business Day when they are received.

  Maximum Total Premium Payments. The maximum total Premium Payments allowed without prior approval of AUSA Life is $1,000,000.

  Allocation of Premium Payments. An Owner must allocate Premium Payments to one or more of the Investment Options. The Owner must specify the initial allocation in the Policy application or transmittal form. This allocation will be used for Additional Premium Payments unless the Owner requests a change of allocation. All allocations must be made in whole percentages and must total 100%. If Premium Payments are allocated to the Dollar Cost Averaging Fixed Account, complete directions regarding the Subaccount(s) to which transfers are to be made must be specified on the application or other proper Written Request. If the Owner fails to specify how Premium Payments are to be allocated, the Premium Payment(s) cannot be accepted.

  The Owner may change the allocation instructions for future Additional Premium Payments by sending Written Notice, signed by the Owner, to AUSA Life's Service Office. The allocation change will apply to Premium Payments received after the date the Written Notice is received.

  Payment Not Honored by Bank. Any payment due under the Policy which is derived, all or in part, from any amount paid to AUSA Life by check or draft may be postponed until such time as AUSA Life determines that such instrument has been honored.

ANNUITY PURCHASE VALUE

  On the Policy Date, the Annuity Purchase Value equals the initial Premium Payment. Thereafter, the Annuity Purchase Value equals the sum of the values in the Mutual Fund

Account and the Fixed Account. The Annuity Purchase Value will increase by (1) any Additional Premium Payments received by AUSA Life; (2) any increases in the Annuity Purchase Value due to investment results of the selected Subaccount(s); and (3) interest credited in the Fixed Account. The Annuity Purchase Value will decrease by (1) any surrenders, including applicable Surrender Charges; (2) any decreases in the Annuity Purchase Value due to investment results of the selected Subaccounts; and (3) the charges and deductions imposed by AUSA Life.

  The Annuity Purchase Value is expected to change from Valuation Period to Valuation Period, reflecting the investment experience of the selected Account(s) and/or Subaccount(s), as well as the deductions for charges. A Valuation Period is the period between successive Business Days. It begins at the close of business on each Business Day and ends at the close of business on the next succeeding Business Day. A Business Day is each day that the New York Stock Exchange is open for trading. Holidays are generally not Business Days.

  The Mutual Fund Account Value. When a Premium Payment is allocated or an amount is transferred to a Subaccount of the Mutual Fund Account, it is credited to the Annuity Purchase Value in the form of Accumulation Units. Each Subaccount of the Mutual Fund Account has a distinct Accumulation Unit value (the "Unit Value"). The number of Accumulation Units credited is determined by dividing the Premium Payment or amount transferred by the Unit Value of the Subaccount as of the end of the Valuation Period during which the allocation is made. When amounts are transferred out of, or surrendered or withdrawn from an Account or Subaccount, Accumulation Units are canceled or redeemed in a similar manner.

  For each Subaccount, the Unit Value for a given Business Day is based on the net asset value of a share of the corresponding Portfolio of the Underlying Funds. Therefore, the Unit Values will fluctuate from day to day based on the investment experience of the corresponding Portfolio. The determination of Subaccount Unit Values is described in detail in the Statement of Additional Information.

AMENDMENTS

  No change in the Policy is valid unless made in writing by AUSA Life and approved by one of AUSA Life's officers. No registered representative has authority to change or waive any provision of the Policy.

  AUSA Life reserves the right to amend the Policies to meet the requirements of the Code, regulations or published rulings. An Owner can refuse such a change by Written Notice to AUSA Life, but a refusal may result in adverse tax consequences to the Owner.

NON-PARTICIPATING POLICY

  The Policy does not participate or share in the profits or surplus earnings of AUSA Life. No dividends are payable on the Policy.

                        DISTRIBUTIONS UNDER THE POLICY

SURRENDERS

  Prior to the Annuity Commencement Date, the Owner may surrender all or a portion of the Cash Value in exchange for a cash withdrawal payment from AUSA Life. The Cash Value is the Annuity Purchase Value less any applicable Surrender Charge. (See "DISTRIBUTIONS UNDER THE POLICY--Annuity Payment Options," p. 37.) The Policy will become irrevocable after the Annuity Commencement Date. (See "DISTRIBUTIONS UNDER THE POLICY--Annuity Payments," p. 36.)

  When requesting a partial withdrawal ($500 minimum), the Owner must instruct AUSA Life how the withdrawal is to be allocated among various Investment Options. If the Owner's request for a partial withdrawal from the Investment Option is greater than the Cash Value of that Investment Option, AUSA Life will pay the Owner the amount of the Cash Value of that Investment Option. If no allocation instructions are given, the withdrawal will be deducted from each Investment Option in the same proportion that the Owner's interest in each Investment Option bears to the Policy's total Annuity Purchase Value.

  Surrenders from the Fixed Account may be delayed for up to six months. Interest will be paid on any amount deferred for ten days or more. Interest will be computed daily at the interest rate currently paid on proceeds left under the Interest Payment Annuity Option.

  Beginning in the second Policy Year, an Owner may surrender up to 10% of the Annuity Purchase Value at the time of withdrawal without a Surrender Charge if no withdrawal has been made in the current Policy Year ("10% Withdrawals"). Premium amounts withdrawn from the Policy in excess of the 10% Withdrawal amount or withdrawn in the same Policy Year as a previous withdrawal (and all surrenders in the first Policy Year) are subject to the Surrender Charge. In addition, a Surrender Charge will not be assessed if the policy withdrawal is necessary to meet the minimum distribution requirements for that policy specified by the IRS for tax qualified plans.

  10% Withdrawals will reduce the Policy Value by the amount withdrawn. Amounts requested in excess of the 10% Withdrawal are referred to as Excess Partial Withdrawals. Excess Partial Withdrawals will reduce the Annuity Purchase Value by an amount equal to (X + Z) where:

  X = Excess Partial Withdrawal

  Z = Surrender Charge on X.

  For a discussion of the Surrender Charge, see "CHARGES AND DEDUCTIONS-- Surrender Charge," p. 43.

  Since the Owner assumes the investment risk with respect to Premium Payments allocated to the Mutual Fund Account, and because withdrawals are subject to a Surrender Charge, and possibly premium taxes, the total amount paid upon total surrender of the Cash Value (taking any prior surrenders into account) may be more or less than the total Premium Payments made. Following a surrender of the total Cash Value, or at any time the Annuity Purchase Value is zero, all rights of the Owner and Annuitant will terminate.

  In addition to the Surrender Charge and any applicable premium taxes, surrenders may be subject to income taxes and, if the Owner is younger than age 59 1/2, a 10% Federal penalty tax. (See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES," p. 45.)

SYSTEMATIC PAYOUT OPTION

  Under the Systematic Payout Option Policy Owners can instruct AUSA Life to make automatic payments to them monthly, quarterly, semi-annually or annually from a specified Subaccount. Monthly and quarterly payments can only be sent by electronic funds transfer directly to a checking or savings account. The minimum payment is $50. The maximum payment is 10% of the Annuity Purchase Value at the time the Systematic Payout is elected divided by the number of payments made per year (for example, 12 for monthly). If this amount is below the minimum distribution requirements for that policy specified by the IRS for tax qualified plans, the maximum payment will be increased to this minimum required distribution amount. The "Request for Systematic Withdrawal" form must specify a date for the first payment, which must be at least 30 days but not more than one year after the form is submitted (that is, Systematic Payouts will start at the end of the payment mode selected, but not earlier than 30 days from the date of request). There is no additional fee imposed for participation in a Systematic Payout Option program.

  The Surrender Charge will be waived for Policy Owners of Qualified Policies who are under age 59 1/2 if they take Systematic Payouts using one of the payout methods described in I.R.S. Notice 89-25, Q & A-12 (the Life Expectancy Recalculation Option, Amortization, or Annuity Factor) which generally require payments for life or life expectancy. These payments must be continued until the later of age 59 1/2 or five years from their commencement. No additional withdrawals may be taken during this time. For Qualified Policies held by Policy Owners age 59 1/2 or older, the Surrender Charge will be waived if payments are made using the Life Expectancy Recalculation Option.

  In addition, for either Qualified or Non-qualified Policies the Surrender Charge will not be imposed on Systematic Payouts.

  In certain circumstances amounts withdrawn pursuant to a Systematic Payout may be included in your income and may be subject to penalty taxes. In addition, Qualified Policies are subject to complex rules with respect to restrictions on and taxation of distributions, including the applicability of penalty taxes. Therefore, the Owner should consult a qualified tax adviser before requesting a Systematic Payout. (See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES," p. 45)

ANNUITY PAYMENTS

  Annuity Commencement Date. Annuity Payments under a Policy will begin on the Annuity Commencement Date which is selected by the Policy Owner at the time the Policy is applied for. The Annuity Commencement Date may be changed from time to time by the Policy Owner by Written Notice to AUSA Life, provided that notice of each change is received by AUSA Life at its Service Office at least 30 days prior to the then current Annuity Commencement Date. Except as otherwise permitted by AUSA Life, a new Annuity Commencement Date must be a date which is: (1) at least 30 days after the date notice of the change is received by AUSA Life; and (2) not later than the last day of the policy month following the Annuitant's 90th birthday. The Annuity Commencement Date may also be changed by the Beneficiary's election of the Annuity Option after the Annuitant's death.

  Election of Payment Option. During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Policy Owner may choose an Annuity Payment Option or change the election, but Written Notice of any election or change of election must be received by AUSA Life at its Service Office at least 30 days prior to the Annuity Commencement Date. If no election is made prior to the Annuity Commencement Date, Annuity Payments will be made (i) under Payment Option 3, life income with level payments for 10 years certain, using the existing Annuity Purchase Value of the Fixed Account, or (ii) under Payment Option 3-V, life income with variable payments for 10 years certain, using the existing Annuity Purchase Value of the Mutual Fund Account, or (iii) in a combination of (i) and (ii). If the Annuity Purchase Value on the Annuity Commencement Date is less than $2,000, AUSA Life reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option.

  Prior to the Annuity Commencement Date, the Beneficiary may elect to receive the Death Benefit in a lump sum or under one of the Payment Options, to the extent allowed by law and subject to the terms of any settlement agreement. (See "DISTRIBUTIONS UNDER THE POLICY--Death Benefit," p. 40.) Annuity Payments will be made on either a fixed basis or a variable basis as selected by the Policy Owner (or the Beneficiary, after the Annuitant's death).

  The person who elects a Payment Option can also name one or more successor payees to receive any unpaid amount AUSA Life has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

  A payee who did not elect the Payment Option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option so instructs AUSA Life in writing and AUSA Life agrees.

  Unless the Policy Owner specifies otherwise, the payee shall be the Annuitant, or, after the Annuitant's death, the Beneficiary. AUSA Life may require written proof of the age of any person who has an annuity purchased under Payment Option 3, 3-V, 5 or 5-V.

  Premium Tax. AUSA Life may be required by state law to pay premium tax on the amount applied to a Payment Option or upon withdrawal. If so, AUSA Life will deduct the premium tax before applying or paying the proceeds.

  Supplementary Policy. Once proceeds become payable and a choice has been made, AUSA Life will issue a Supplementary Policy in settlement of the option elected under the Policy setting forth the terms of the option elected. The Supplementary Policy will name the payees and will describe the payment schedule.

ANNUITY PAYMENT OPTIONS

  The Policy provides five Payment Options which are described below. Three of these are offered as either "Fixed Payment Options" or "Variable Payment Options," and two are only available as Fixed Payment Options. The Policy Owner may elect a Fixed Payment Option, a Variable Payment Option, or a combination of both. If the Policy Owner elects a combination, he must specify what part of the Policy Proceeds are to be applied to the Fixed and Variable Options (and he must also specify which Subaccounts for the Variable Options).

  NOTE CAREFULLY: Under Payment Options 3(1) and 5 (including 3-V(1) and 5-V), it would be possible for only one Annuity Payment to be made if the Annuitant(s) were to die before the due date of the second Annuity Payment; only two Annuity Payments if the Annuitant(s) were to die before the due date of the third Annuity Payment; and so forth.

  On the Annuity Commencement Date, the Policy's Annuity Purchase Value will be applied to provide for Annuity Payments under the selected Annuity Option as specified. The Annuity Purchase Value is the Annuity Purchase Value for the Valuation Period which ends immediately preceding the Annuity Commencement Date, reduced by any applicable premium or similar taxes.

  The effect of choosing a Fixed Annuity Option is that the amount of each payment will be set on the Annuity Commencement Date and will not change. If a Fixed Annuity Option is selected, the Annuity Purchase Value will be transferred to the general account of AUSA Life, and the Annuity Payments will be fixed in amount by the fixed annuity provisions selected and the age and sex (if consideration of sex is allowed) of the Annuitant. For further information, contact AUSA Life at its Service Office.

  Guaranteed Values. There are five Fixed Annuity Options. Payment Options 1, 2 and 4 are based on a guaranteed interest rate of 3%. Payment Options 3 and 5 are based on a guaranteed interest rate of 3% using the "1983 Table a" (male, female, and unisex if required by law) mortality table improved to the year 2000 with projection scale G. ("The 1983 Table a" mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G and results in lower payments.)

  Payment Option 1--Interest Payments. The policy proceeds may be left with AUSA Life for any term as agreed by AUSA Life and the Owner. AUSA Life will pay the interest in equal payments or it may be left to accumulate. Withdrawal rights will be agreed upon by the Owner and AUSA Life when the option is elected.

  Payment Option 2--Income for a Specified Period. Level payments of the proceeds with interest are made for the fixed period elected, at which time the funds are exhausted.

  Payment Option 3--Life Income. An election may be made between:

  1. "No Period Certain"--Level payments will be made during the lifetime of the Annuitant.

  2. "10 Years Certain"--Level Payments will be made for the longer of the Annuitant's lifetime or ten years.

  3. "Guaranteed Return of Policy Proceeds"--Level payments will be made for the longer of the Annuitant's lifetime or the number of payments which, when added together, equals the proceeds applied to the income option.

  Payment Option 4--Income of a Specified Amount. Payments are made for any specified amount until the proceeds with interest are exhausted.

  Payment Option 5--Joint and Survivor Annuity. Payments are made during the joint lifetime of the payee and a joint payee of the Owner's selection. Payments will be made as long as either person is living.

  Other Payment Options may be arranged by agreement with AUSA Life. Certain options may not be available in some states.

  Current immediate annuity rates for the same class of annuities will be used if higher than the guaranteed rate (guaranteed rates are based upon the tables contained in the Policy). Current rates may be obtained from AUSA Life. Current Annuity Payments will not be less than those which would be offered to new single consideration immediate annuity (as described in Section 4223(a)(1)(E) of the New York Insurance Laws) applicants of the same class.

  Variable Payment Options. The dollar amount of the first Variable Annuity Payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the Policy. The tables are based on a 5% effective annual Assumed Investment Return and the "1983 Table a" (male, female, and unisex if required by law) mortality table improved to the year 2000 with projection Scale G. ("The 1983 Table a" mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.) The dollar amount of additional Variable Annuity Payments will vary based on the investment performance of the Subaccount of the Mutual Fund Account selected by the Annuitant or Beneficiary. If the actual investment performance exactly matched the Assumed Investment Return of 5% at all times, the amount of each Variable Annuity Payment would remain equal. If actual investment performance exceeds the Assumed Investment Return, the amount of the payments would increase. Conversely, if actual investment performance is worse than the Assumed Investment Return, the amount of the payments would decrease. The smallest annual rate of investment return which would have to be earned on Mutual Fund Account assets so that the dollar amount of Variable Annuity Payments will not decrease is 6.4% (equal to 5% Assumed Investment Return and a 1.40% maximum Mortality and Expense Risk Fee and Administrative Charge). The Mortality and Expense Risk Fee and Administrative Charge may increase on the Annuity Commencement Date, however the combined annual rate for such fee and charge will not be greater than 1.40%

  Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed) and adjusted age of the Annuitant. The adjusted age is the Annuitant's actual age nearest birthday, at the Annuity Commencement Date, adjusted as follows:

   ANNUITY COMMENCEMENT DATE                                   ADJUSTED AGE
   -------------------------                                ------------------
   Before 2001.............................................         Actual Age
   2001-2010............................................... Actual Age minus 1
   2011-2020............................................... Actual Age minus 2
   2021-2030............................................... Actual Age minus 3
   2031-2040............................................... Actual Age minus 4
   After 2040.............................................. Actual Age minus 5
   Before 2001.............................................         Actual Age

  This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

  The following Variable Payment Options generally are available:

  Payment Option 3-V--Life Income. An election may be made between:

  1. "No Period Certain"--Payments will be made during the lifetime of the Annuitant.

  2. "10 Years Certain"--Payments will be made for the longer of the Annuitant's lifetime or ten years.

  Payment Option 5-V--Joint and Survivor Annuity. Payments are made as long as either the payee or the joint payee is living.

  Certain Payment Options may not be available in some states.

  Determination of Additional Variable Payments. All Variable Annuity Payments other than the first are calculated using "Annuity Units" which are credited to the Policy. The number of Annuity Units to be credited in respect of a particular Subaccount is determined by dividing that portion of the first Variable Annuity Payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount for the Annuity Commencement Date. The number of Annuity Units of each particular Subaccount credited to the Policy then remains fixed. The dollar value of variable Annuity Units in the chosen Subaccount will increase or decrease reflecting the investment experience of the chosen Subaccount. The dollar amount of each Variable Annuity Payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each particular Subaccount credited to the Policy by the Annuity Unit Value for the particular Subaccount on the date the payment is made.

  Transfers. Prior to the Annuity Commencement Date, a Policy Owner may transfer the value of the Annuity Units from one Subaccount to another within the Mutual Fund Account or to the Fixed Account. However, after the Annuity Commencement Date no transfers may be made from the Fixed Account to the Mutual Fund Account or from the Mutual Fund Account to the Fixed Account. The minimum amount which may be transferred is the lesser of $10 of monthly income or the entire monthly income of the variable Annuity Units in the Subaccount from which the transfer is being made. The remaining Annuity Units in the Subaccount must provide at least $10 of monthly income. If, after a transfer, the monthly income of the remaining Annuity Units in a Subaccount would be less than $10, AUSA Life reserves the right to include those Annuity Units as part of the transfer. AUSA Life reserves the right to limit transfers between Subaccounts after the Annuity Commencement Date to once per Policy Year.

  Tax Withholding. A portion or the entire amount of the Annuity Payments may be taxable as ordinary income. If, at the time the Annuity Payments begin, the Owner has not provided AUSA Life with a written election not to have federal income taxes withheld, AUSA Life must by law withhold such taxes from the taxable portion of such annuity payments and remit that amount to the federal government. Withholding is mandatory as to certain Qualified Policies. (See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES" p. 45.)

  Adjustment of Annuity Payments. Payments will be made at 1, 3, 6, or 12 month intervals. If the individual payments provided for would be or become less than $50, AUSA Life may change, at its discretion, the frequency of payments to such intervals as will result in payments of at least $50. If the Annuity Purchase Value on the Annuity Commencement Date is less than $2,000, AUSA Life may pay such value in one sum in lieu of the payments otherwise provided for.

DEATH BENEFIT

  Death of Annuitant Prior to Annuity Commencement Date. If the Annuitant is also an Owner and dies before the Annuity Commencement Date, the Death Benefit is calculated and is payable to the Beneficiary when AUSA Life receives due proof of death, and election of the method of settlement, and return of the Policy. The amount of the Death Benefit will be the greatest of (a) the Annuity Purchase Value, (b) the Cash Value, or (c) the Guaranteed Minimum Death Benefit (GMDB), plus any additional Premium Payments received, less any withdrawals from the date of death to the date of the payment. The Death Benefit is not payable upon the death of the Annuitant if the Annuitant and the Owner are not the same person, unless the Owner makes a separate election to do so.

  There are two Guaranteed Minimum Death Benefit Options available, the "Return of Premium Death Benefit" and the "Annual Step-Up Death Benefit." The Return of Premium Guaranteed Minimum Death Benefit is equal to the total Premium Payments made, less any Adjusted Partial Withdrawals as of the date of death. The Annual Step-Up Guaranteed Minimum Death Benefit is equal to the largest Annuity Purchase Value on the Date of Issue or on any Policy Anniversary prior to the earlier of the date of death or the Owner's 81st birthday, plus Premium Payments less any Adjusted Partial Withdrawals taken, subsequent to the date of the Policy Anniversary with the largest Annuity Purchase Value.

  If the surviving spouse is the Beneficiary and elects to continue the policy in lieu of receiving the Death Benefit, an amount equal to the excess, if any, of the Guaranteed Minimum Death Benefit (i.e., the Return of Premium Death Benefit or the Annual Step-Up Death Benefit) over the Annuity Purchase Value, will then be added to the Annuity Purchase Value. This amount will be added only once, at the time of such election.

  Adjusted Partial Withdrawal. To determine the Guaranteed Minimum Death Benefit for each partial withdrawal, the Adjusted Partial Withdrawal is the sum of (1) and (2), where

    (1) The Surrender charge-free withdrawal amount taken and,

    (2) the product of (a) times (b) where:

      (a) is the ratio of the amount of the Excess Partial Withdrawal to the Annuity Purchase Value on the date of (but prior to) the Excess Partial Withdrawal; and

      (b) is the Death Benefit on the date of (but prior to) the Excess Partial Withdrawal.

  If a partial withdrawal is taken when the Guaranteed Minimum Death Benefit exceeds the Annuity Purchase Value, the Guaranteed Minimum Death Benefit will be reduced in an amount more than the amount of the partial withdrawal. In that case, the total proceeds of a partial withdrawal followed by a Death Benefit could be less than total Premium Payments.

  Note that the Death Benefit is payable on the death of the Annuitant who is an Owner, not the death of the Owner, if different (if the Annuitant who is not an Owner dies, the Owner will become the Annuitant, unless the Owner specifically requests on the policy application or in writing that the Death Benefit be paid to the beneficiary upon the Annuitant's death and AUSA Life agrees to such election).

  Due Proof of Death of the Annuitant is proof that the Annuitant who is the Owner died prior to the commencement of Annuity Payments. Upon receipt of this proof and an election of a method of settlement and return of the Policy, the Death Benefit generally will be paid within seven days, or as soon thereafter as AUSA Life has sufficient information about the Beneficiary to make the payment. The Beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the Annuity Payment Options described above, unless a settlement agreement is effective at the death of the Annuitant preventing such election.

  If the Annuitant was an Owner, and the Beneficiary was not the Annuitant's spouse, then (1) the Death Benefit must be distributed within five years of the date of the deceased Annuitant's death, or (2) payments under a Payment Option must begin within one year of the deceased Annuitant's death and must be made for the Beneficiary's lifetime or for a period certain (so long as any certain period does not exceed the Beneficiary's life expectancy). Death proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased Annuitant's death. If the sole Beneficiary is the deceased Annuitant's surviving spouse, such spouse may elect to continue the Policy as the new Annuitant and Policy Owner instead of receiving the Death Benefit. (See "Federal Tax Matters" in the Statement of Additional Information).

  If the Annuitant is not the Owner, and the Owner dies prior to the Annuity Commencement Date, a Successor Owner may surrender the Policy at any time for the Cash Value. If the Successor Owner is not the deceased Owner's surviving spouse, however, this amount must be distributed within five years after the date of death of the Owner, or payments under a Payment Option must begin within one year of the deceased Owner's death and must be made for the Beneficiary's lifetime or for a period certain (so long as any certain period does not exceed the Beneficiary's life expectancy).

  Death On or After Annuity Commencement Date. The death benefit payable on or after the Annuity Commencement Date depends on the Payment Option selected. If any Owner dies on or after the Annuity Commencement Date, but before the entire interest in the Policy is distributed, the remaining portion of such interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death.

  Beneficiary. The Beneficiary designation in the application will remain in effect until changed. The Owner may change the designated Beneficiary by sending Written Notice to AUSA Life. The Beneficiary's consent to such change is not required unless the Beneficiary was irrevocably designated or consent is required by law. (If an irrevocable Beneficiary dies, the Owner may then designate a new Beneficiary.) The change will take effect as of the date the Owner signs the Written Notice, whether or not the Owner is living when the Notice is received by AUSA Life. AUSA Life will not be liable for any payment made before the Written Notice is received. If more than one Beneficiary is designated, and the Owner fails to specify their interests, they will share equally.

DEATH OF OWNER

  Federal tax law requires that if any Owner (including any joint Owner or any Successor Owner who has become a current Owner) dies before the Annuity Commencement Date, then the Cash Value of the Policy must generally be distributed within five years of the date of death of such Owner or the Contingent Owner. Certain rules apply where 1) the spouse of the deceased Owner is the sole Beneficiary, 2) the Owner is not a natural person and the primary Annuitant dies or is changed, or 3) any Owner dies after the Annuity Commencement Date. See "Federal Tax Matters" in the Statement of Additional Information for a detailed description of these rules. Other rules may apply to Qualified Policies. (See also "DISTRIBUTIONS UNDER THE POLICY--Death Benefit," p. 40).

RESTRICTIONS UNDER SECTION 403(B) PLANS

  Section 403(b) of the Internal Revenue Code provides for tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. In accordance with the requirements of Section 403(b), any Policy used for a 403(b) plan will prohibit distributions of elective contributions and earnings on elective contributions except upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

RESTRICTIONS UNDER QUALIFIED POLICIES

  Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Policies or under the terms of the plans in respect of which Qualified Policies are issued.

                            CHARGES AND DEDUCTIONS

  No deductions are made from Premium Payments upon purchase of a Policy, so that the full amount of each Premium Payment is invested in one or more of the Accounts. AUSA Life will make certain charges and deductions in connection with the Policy in order to compensate it for incurring expenses in distributing the Policy, bearing mortality and expense risks under the Policy, and administering the Accounts and the Policies. Charges may also be made for premium taxes, federal, state or local taxes, or for certain transfers or other transactions. Charges and expenses are also deducted from the Underlying Funds.

SURRENDER CHARGE

  AUSA Life will incur expenses relating to the sale of Policies, including commissions to registered representatives and other promotional expenses. AUSA Life may deduct a Surrender Charge from amounts surrendered (i.e., withdrawn) in connection with a full or partial Policy surrender in order to cover distribution expenses. A Surrender Charge will not be applied to withdrawals, after the first Policy Year, of up to 10% of the Annuity Purchase Value, if there have been no withdrawals in the current Policy Year. A Surrender Charge will also not be applied if the withdrawal is necessary to meet the minimum distribution requirements for that policy specified by the IRS for tax qualified plans. The Surrender Charge is also waived upon exercise of certain Systematic Payment Options. (See "DISTRIBUTIONS UNDER THE POLICY--Systematic Payout Option," p. 35.)

  The amount of the Surrender Charge is determined by multiplying the amount of the Premium Payment by the applicable Surrender Charge Percentage. The applicable Surrender Charge Percentage will depend upon the number of Policy Anniversaries that have elapsed since the Premium Payment that is being withdrawn was made. For this purpose, surrenders are allocated to Premium Payments on a "first in-first out" basis, that is, first to the oldest Premium Payment, then to the next oldest Premium Payment, and so on. Premium Payments are deemed to be withdrawn before earnings, and after all Premium Payments have been withdrawn, the remaining Annuity Purchase Value may be withdrawn without any Surrender Charge. The following is the table of Surrender Charge Percentages:

   NUMBER OF YEARS                                 PERCENTAGE APPLICABLE TO EACH
   SINCE PREMIUM PAYMENT                             EXCESS PREMIUM WITHDRAWAL
   ---------------------                           -----------------------------
   0-1............................................               7%
   1-2............................................               6%
   2-3............................................               5%
   3-4............................................               4%
   4-5............................................               3%
   5-6............................................               2%
   6-7............................................               1%

  AUSA Life anticipates that the Surrender Charge will not generate sufficient funds to pay the cost of distributing the Policies. If this charge is insufficient to cover the distribution expenses, the deficiency will be met from AUSA Life's general funds, which will include amounts derived from the charge for mortality and expense risks.

MORTALITY AND EXPENSE RISK FEE

  AUSA Life imposes a daily fee as compensation for bearing certain mortality and expense risks in connection with the Policies. This fee depends on the Death Benefit Option selected and the number of Policy Years that have elapsed since the Date of Issue. For the Annual Step-Up Death Benefit, the fee is 1.40% in the first seven Policy Years and 1.25% thereafter. For the Return of Premium Death Benefit, the fee is 1.25% in the first seven years and 1.10% thereafter. The Mortality and Expense Risk Fee is reflected in the Accumulation or Annuity Unit Values for the Policy for each Subaccount. The Mortality and Expense Risk Fee may increase on the Annuity Commencement Date. In no event will the total of the Mortality and Expense Risk Fee and Administrative Charge exceed 1.40% on or after the Annuity Commencement Date.

  AUSA Life imposes a daily fee as compensation for bearing certain mortality and expense risks in connection with the Policies. This fee depends on the Death Benefit Option selected and the number of Policy Years that have elapsed since the Date of Issue. For the Annual Step-Up Death Benefit, the fee is 1.40% in the first seven Policy Years and 1.25% thereafter. For the Return of Premium Death Benefit, the fee is 1.25% in the first seven years and 1.10% thereafter. The Mortality and Expense Risk Fee is reflected in the Accumulation or Annuity Unit Values for the Policy for each Subaccount. The Mortality and Expense Risk Fee may increase on the Annuity Commencement Date. In no event will the total of the Mortality and Expense Risk Fee and Administrative Charge exceed 1.40% on or after the Annuity Commencement Date.

  Annuity Purchase Values and Annuity Payments are not affected by changes in actual mortality experience nor by actual expenses incurred by AUSA Life. The mortality risks assumed by AUSA Life arise from its contractual obligations to make Annuity Payments (determined in accordance with the Annuity tables and other provisions contained in the Policy) and to pay Death Benefits prior to the Annuity Commencement Date. Thus, Owners are assured that neither an Annuitant's own longevity nor an unanticipated improvement in general life expectancy will adversely affect the monthly Annuity payments that the Annuitant will receive under the Policy.

  AUSA Life also bears substantial risk in connection with the Death Benefit Guarantee since AUSA Life will pay a Death Benefit equal to the Guaranteed Minimum Death Benefit if that amount is higher than the Annuity Purchase Value.

  The expense risk assumed by AUSA Life is the risk that AUSA Life's actual expenses in administering the Policy and the Accounts will exceed the amount recovered through the Administrative and Service Charges.

  If the Mortality and Expense Risk Fee is insufficient to cover AUSA Life's actual costs, AUSA Life will bear the loss; conversely, if the charge is more than sufficient to cover costs, the excess will be profit to AUSA Life. AUSA Life expects a profit from this charge. To the extent that the Surrender Charge is insufficient to cover the actual cost of Policy distribution, the deficiency will be met from AUSA Life's general corporate assets, which may include amounts, if any, derived from the Mortality and Expense Risk Fee. A Mortality and Expense Risk Fee is assessed during the accumulation phase and during the annuity phase for all Variable Annuity Options.

ADMINISTRATIVE CHARGES

  In order to cover the costs of administering the Policies and the Accounts, AUSA Life deducts an annual Service Charge from the Annuity Purchase Value of each Policy, and also deducts a daily Administrative Charge from the assets of each Subaccount of the Mutual Fund Account.

  The Service Charge is deducted from the Annuity Purchase Value of each Policy on each Policy Anniversary prior to the Annuity Commencement Date. After the Annuity Commencement Date, the charge is not deducted. This annual Service Charge is $35 and it will not be increased during the term of the Policy. It will also never exceed 2% of the Annuity Purchase Value. This charge is waived if the sum of the Premium Payments made less the sum of all Partial Withdrawals is at least $50,000 on the Policy Anniversary. The Service Charge will be deducted only from the Subaccounts in the Mutual Fund Account, in the same proportion that the Owner's interest in each Subaccount bears to the Annuity Purchase Value in the Mutual Fund Account.

  AUSA Life deducts a daily Administrative Charge from the net assets of each Subaccount of the Mutual Fund Account. This charge currently is equal to an effective annual rate of .15% of the net assets in the Mutual Fund Account. The Administrative Expense Charge may be increased in the future, but the combined total of this charge and the Mortality and Expense Risk Fee will not exceed 1.55% in the first seven Policy Years (1.40% after) for the Annual Step-Up Death Benefit, and 1.40% (1.25% after the first seven Policy Years) for the Return of Premium Death Benefit.

PREMIUM TAXES

  AUSA Life currently makes no deduction from the Premium Payments for any state premium taxes AUSA Life pays in connection with Premium Payments it receives under the Policies. When permitted by state law, AUSA Life will not deduct the aggregate premium taxes that it pays on behalf of a particular Policy from the Annuity Purchase Value until the earliest of (i) the Annuity Commencement Date, (ii) the surrender of a Policy, or (iii) payment of the death proceeds of a Policy. Premium taxes currently range from 0% to 3.50% of Premium Payments.

FEDERAL, STATE AND LOCAL TAXES

  No charges are currently made for federal, state, or local taxes other than premium taxes. However, AUSA Life reserves the right to deduct charges in the future for any taxes or other economic burden resulting from the application of any tax laws that AUSA Life determines to be attributable to the accounts or the policies.

TRANSFER CHARGE

  There is no charge for the first 12 transfers between Investment Options in each Policy Year. AUSA Life reserves the right to impose a $10 charge for the thirteenth and each subsequent transfer request made by the Owner during a single Policy Year. For the purpose of determining whether a transfer charge is payable, Premium Payment allocations are not considered transfers. All transfer requests made simultaneously will be treated as a single request. No transfer charge will be imposed for any transfer which is not at the Owner's request.

OTHER EXPENSES INCLUDING INVESTMENT ADVISORY FEES

  Each of the Portfolios of the Underlying Funds is responsible for all of its expenses. In addition, charges will be made against each of the Portfolios of the Underlying Funds for investment advisory services provided to the Portfolio. The net assets of each Portfolio of the Underlying Funds will reflect deductions in connection with the investment advisory fee and other expenses.

  For more information concerning the investment advisory fee and other charges against the Portfolios, see the prospectuses for the Underlying Funds, current copies of which accompany this Prospectus.

EMPLOYEE AND AGENT PURCHASES

  The Policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the Policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of AUSA Life or its affiliated companies or their spouse or minor children. In such a case, AUSA Life may credit an amount equal to a percentage of each Premium Payment to the Policy due to lower acquisition costs AUSA Life experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. AUSA Life may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the Surrender Charges, the Mortality and Expense Risk Fee and the Administrative Charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which AUSA Life is not presently aware which could result in reduced sales or distribution expenses. Credits to the Policy or reductions in these fees and charges will not be unfairly discriminatory against any Owner.

                    CERTAIN FEDERAL INCOME TAX CONSEQUENCES

  The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Policy, based on the Internal Revenue Code of 1986, as amended (the "Code"), proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

  At the time the initial Premium Payment is paid, a prospective purchaser must specify whether he or she is purchasing a Nonqualified Policy or a Qualified Policy. If the initial Premium Payment is derived from an exchange or surrender of another annuity policy, AUSA Life may require that the prospective purchaser provide information with regard to the federal income tax status of the previous annuity policy. AUSA Life will require that persons purchase separate Policies if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate Policy would require the minimum initial Premium Payment stated above. Additional Premium Payments under a Policy must qualify for the same federal income tax treatment as the initial Premium Payment under the Policy;

AUSA Life will not accept an Additional Premium Payment under a Policy if the federal income tax treatment of such Premium Payment would be different from that of the initial Premium Payment.

  The Qualified Policies were designed for use by retirement plans and individual retirement accounts that qualify for special federal income tax treatment under Sections 401(a), 403(b), 408(a), 408A or 457 of the Code and individuals purchasing individual retirement annuities that qualify for special federal income tax treatment under Section 408(b) of the Code. Certain requirements must be satisfied in purchasing a Qualified Policy in order for the plan, account or annuity to retain its special tax treatment. This summary is not intended to cover such requirements, and assumes that Qualified Policies are purchased pursuant to retirement plans or individual retirement accounts, or are individual retirement annuities, that qualify for such special tax treatment. This summary was prepared by AUSA Life after consultation with tax counsel, but no opinion of tax counsel has been obtained.

  THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. EACH POTENTIAL PURCHASER IS URGED TO CONSULT HIS/HER OWN TAX ADVISER AS TO THE CONSEQUENCES OF INVESTMENT IN A POLICY UNDER FEDERAL AND APPLICABLE STATE, LOCAL AND FOREIGN TAX LAWS.

TAX STATUS OF THE POLICY

  The following discussion is based on the assumption that the Policy qualifies as an annuity contract for federal income tax purposes. The Statement of Additional Information discusses the tax requirements for qualifying as an annuity contract.

TAXATION OF ANNUITIES

  The discussion below applies only to those Policies owned by natural persons, and that qualify as annuity contracts for federal income tax purposes. With respect to Owners who are natural persons, the Policy should be treated as an annuity contract for federal income tax purposes.

  In General. Except as described below with respect to Owners who are not natural persons, an Owner who holds a Policy satisfying the diversification and distribution requirements described in the Statement of Additional Information should not be taxed on increases in the Annuity Purchase Value until an amount is received or deemed received, e.g., upon a partial or full surrender or as Annuity Payments under the Annuity Option selected. Generally, any amount received or deemed received under a Nonqualified Annuity Contract prior to the Annuity Commencement Date is deemed to come first from any "Income on the Contract" and then from the "Investment in the Contract." The "Investment in the Contract" generally equals total premium payments less amounts received which were not includable in gross income. To the extent that the Annuity Purchase Value (Cash Value in the event of a surrender) exceeds the "Investment in the Contract," such excess constitutes the "Income on the Contract." For these purposes such "Income on the Contract" shall be computed by reference to the aggregation rules described below, and the amount includable in gross income will be taxable as ordinary income. If at the time that any amount is received or deemed received there is no "Income on the Contract" (e.g., because the gross Annuity Purchase Value does not exceed the "Investment in the Contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "Investment in the Contract."

  For this purpose, the assignment, pledge or agreement to assign or pledge any portion of the Annuity Purchase Value (including assignment of Owner's right to receive Annuity Payments prior to the Annuity Commencement Date) generally will be treated as a distribution in the amount of such portion of the Annuity Purchase Value. Additionally, if an

Owner designates a new Owner prior to the Annuity Commencement Date without receiving full and adequate consideration, the old Owner generally will be treated as receiving a distribution under the Policy in an amount equal to the Annuity Purchase Value. A transfer of ownership or an assignment of a Policy, or designation of an Annuitant or Beneficiary who is not also the Owner, as well as the selection of certain Annuity Commencement Dates, may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, designation, selection or assignment of a Policy should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

  Aggregation Rules. Generally all nonqualified deferred annuity contracts issued by the same company (or an affiliated company) to the same owner during any calendar year shall be treated as one annuity contract, and "aggregated" for purposes of determining the amount includable in gross income. In addition, for such purposes all individual retirement annuities and accounts under Section 408 of the Code for an individual are aggregated, and generally all distributions therefrom during a calendar year are treated as one distribution made as of the end of such year. The same aggregation rules apply to Roth individual retirement annuities and accounts. The Roth IRAs and Traditional IRAs shall be treated separately for distribution purposes.

  Surrenders or Withdrawals. In the case of a partial surrender (including systematic withdrawals) under a Nonqualified Policy, the amount received generally will be includable in gross income to the extent that it does not exceed the "Income on the Contract," which is generally equal to the excess of the Annuity Purchase Value immediately before the partial surrender over the "Investment in the Contract" at that time. In the case of a partial surrender (including systematic withdrawals) under a Qualified Policy (other than one qualified under Section 457 of the Code), a ratable portion of the amount received is generally excludable from gross income, based on the ratio of the "Investment in the Contract" to the individual's total account balance or accrued benefit under the retirement plan at the time of each such payment. For a Qualified Policy, the "Investment in the Contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Policy. In the case of a full surrender under a Nonqualified Policy or a Qualified Policy, the amount received generally will be taxable only to the extent it exceeds the "Investment in the Contract," unless the aggregation rules apply.

  Annuity Payments. Although the tax consequences may vary depending on the Annuity Payment Option elected under the Policy, in general only a portion of the Annuity Payments received after the Annuity Commencement Date will be includable in the gross income of the recipient.

  For Fixed Annuity Payments, in general the excludable portion of each payment is determined by dividing the "Investment in the Contract" on the Annuity Commencement Date by the total expected return resulting from the Annuity Payments for the term of the payments. The remainder of each Annuity Payment is includable in gross income. Once the "Investment in the Contract" has been fully recovered, the full amount of any additional Annuity Payments received is includable in gross income.

  For Variable Annuity Payments, the includable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is excludable from gross income. This dollar amount is determined by dividing the "Investment in the Contract" on the Annuity Commencement Date by the total number of expected periodic payments. The remainder of each Annuity Payment is includable in gross income. Once the "Investment in the Contract" has been fully recovered, the full amount of any additional Annuity Payments is includable in gross income.

  Where an Owner allocates a portion of the Annuity Purchase Value on the Annuity Commencement Date to more than one Annuity Payment Option (fixed or variable), special rules govern the allocation of the Policy's entire "Investment in the Contract" on such date to each such option, for purposes of determining the excludable amount of each payment received under that option. AUSA Life makes no attempt to describe these allocation rules, because they would prescribe a complex variety of results, depending on how the allocations were made among the various types of Annuity Payment Options. Instead, any Owner is advised to consult a competent tax adviser as to the potential tax effects of allocating any amount of Annuity Purchase Value to any particular Annuity Payment Option.

  If, after the Annuity Commencement Date, Annuity Payments cease by reason of the death of the Annuitant, the excess (if any) of the "Investment in the Contract" as of the Annuity Commencement Date over the aggregate amount of Annuity Payments received on or after the Annuity Commencement Date that was excluded from gross income is allowable as a deduction for the last taxable year of the Annuitant.

  Taxation of Death Benefit Proceeds. Amounts may be distributed from the Policy because of the death of an Owner or the Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above, or (2) if distributed under an Annuity Payment Option, they are taxed in the same manner as Annuity Payments, as described above. For these purposes, the "Investment in the Contract" is not affected by the Owner's or Annuitant's death. That is, the "Investment in the Contract" remains generally the total premium payments less amounts received which were not includable in gross income.

  Penalty Taxes. In the case of any amount received or deemed received from the Policy, e.g., upon a surrender of a Policy (including systematic withdrawals) or a deemed distribution under a Policy resulting from a pledge, assignment or agreement to pledge or assign or an Annuity Payment with respect to a Policy, there may be imposed on the recipient a federal penalty tax equal to 10% of the amount includable in gross income. The penalty tax generally will not apply to any distribution: (i) made on or after the date on which the taxpayer attains age 59 1/2; (ii) made as a result of the death of the holder (generally the Owner); (iii) attributable to the disability of the taxpayer; or (iv) which is part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and the taxpayer's beneficiary. Other rules may apply to Qualified Policies.

  Withholding. The portion of any distribution under a Policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain Qualified Policies, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the Owner's tax status. For qualified policies, "eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

  Qualified Policies. The Qualified Policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Policies comply with applicable law.

  For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Each Owner is responsible for requesting distributions under the Policy that satisfy applicable tax rules.

  AUSA Life makes no attempt to provide more than general information about use of the Policy with the various types of retirement plans. Purchasers of Policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the Policy.

  Individual Retirement Annuities. In order to qualify as a Traditional individual retirement annuity under Section 408(b) of the Code, a Policy must contain certain provisions: (i) the Owner must be the Annuitant; (ii) the Policy generally is not transferable by the Owner, e.g., the Owner may not designate a new Owner, designate a Contingent Owner or assign the Policy as collateral security; (iii) the total Premium Payments for any calendar year may not exceed $2,000, except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv)
Annuity Payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the Annuitant attains age 70 1/2; (v) an Annuity Payment Option with a Period Certain that will guarantee Annuity Payments beyond the life expectancy of the Annuitant and the Beneficiary may not be selected; and (vi) certain payments of Death Benefits must be made in the event the Annuitant dies prior to the distribution of the Annuity Purchase Value. Policies intended to qualify as Traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

  Section 408 of the Code also indicates that no part of the funds for a Traditional individual retirement account or annuity ("IRA") should be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The Policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the Policy under Section 408 of the Code. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the Policy, comports with IRA qualification requirements.

  Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a Traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and Traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made from assets which have been held in the account for 5 tax years and are made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the Traditional IRA, there are no minimum required distributions during the Owner's lifetime; however, required distributions at death are the same.

  Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Policy includes a Death Benefit that in some cases may exceed the greater of the Premium Payments or the Policy Value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the Death Benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code,
Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

  Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Section 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant, or both may result if the Policy is assigned or transferred to any individual as a means to provide benefit payments. The Policy includes a Death Benefit that in some cases may exceed the greater of the Premium Payments or the Policy Value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

  Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations. The Policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. All such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts required under a Section 457 Plan are taxable and are subject to federal income tax withholding as wages.

  Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an Owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the Annuity Purchase Value as of the close of the taxable year and all previous distributions under the Policy over (ii) the sum of the Premium Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the Policy. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a Policy the nominal Owner of which is not a natural person but the beneficial Owner of which is a natural person, (ii) a Policy acquired by the estate of a decedent by reason of such decedent's death (iii) a Qualified Policy (other than one qualified under Section 457) or (iv) a single-payment annuity the Annuity Commencement Date for which is no later than one year from the date of the single Premium Payment; such Policies are taxed as described above under the heading "Taxation of Annuities."

  Possible Changes in Taxation. Although the likelihood of legislative change in uncertain, there is always the possibility that the tax treatment of the Policies could change by legislation or other means. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the federal taxation of the Policies. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Policy.

                          DISTRIBUTOR OF THE POLICIES

  AFSG Securities Corporation, 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001, is the principal underwriter of the Policies. AFSG Securities Corporation has entered or will enter into one or more agreements with various broker-dealers for the distribution of the Policies. Commissions on Policy sales are paid to broker/dealers. Commissions payable to broker/dealers will be up to 6% of Premium Payments. In addition, certain broker/dealers may receive additional commissions or expense allowances based upon sales volume, agent or service training responsibilities, and other factors. These commissions and expense allowances are not deducted from Premium Payments, they are paid by AUSA Life.

                                 VOTING RIGHTS

  To the extent required by law, AUSA Life will vote the Underlying Funds shares held by the Mutual Fund Account at regular and special shareholder meetings of the Underlying Funds in accordance with instructions received from persons having voting interests in the portfolios (although the Underlying Funds do not hold regular annual shareholders meetings). If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result AUSA Life determines that it is permitted to vote the Underlying Funds' shares in its own right, it may elect to do so.

  Before the Annuity Commencement Date, the Policy Owner holds the voting interest in the selected Portfolios. The number of votes that an Owner has the right to instruct will be calculated separately for each Subaccount. The number of votes that an Owner has the right to instruct for a particular Subaccount will be determined by dividing his or her Annuity Purchase Value in the Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted.

  After the Annuity Commencement Date, the person receiving Annuity Payments has the voting interest, and the number of votes decreases as Annuity Payments are made and as the reserves for the Policy decrease. The person's number of votes will be determined by dividing the reserve for the Policy allocated to the applicable Subaccount by the net asset value per share of the corresponding Portfolio. Fractional shares will be counted.

  The number of votes that the Owner or person receiving income payments has the right to instruct will be determined as of the date established by the Underlying Funds for determining shareholders eligible to vote at the meeting of the Underlying Funds. AUSA Life will solicit voting instructions by sending Owners or other persons entitled to vote written requests for instructions prior to that meeting in accordance with procedures established by the Underlying Funds. Portfolio shares as to which no timely instructions are received and shares held by AUSA Life in which Owners or other persons entitled to vote have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all Policies participating in the same Subaccount.

  Each person having a voting interest in a Subaccount will receive proxy material, reports, and other materials relating to the appropriate Portfolio.

                            YEAR 2000 MATTERS

  In October, 1996, AUSA Life adopted and presently has in place a Year 2000 Assessment and Planning Project (the "Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compatible. The Plan provides for a management process which ensures that when a particular system, or software application, is determined to be "non-compliant" the proper steps are in place to either remedy the "non-compliance" or cease using the particular system or software. The Plan also provides that the Chief Information Officer report to the Board of Directors as to the status of the efforts under the Plan on a regular and routine basis. AUSA Life has engaged the services of a third-party provider that is specialized in Year 2000 issues to work on the project.

  The Plan has four specific objectives (1) develop an inventory of all applications; (2) evaluate all applications in the inventory to determine the most prudent manner to move them to Year 2000 compliance, if required; (3) estimate budgets, resources and schedules for the migration of the "affected" applications to Year 2000 compliance; and (4) define testing and deployment requirements to successfully manage validation and re-deployment of any changed code. It is anticipated that all compliance issues will be resolved by December 1998.

  As of the date of this Prospectus, AUSA Life has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Plan will be completed.

  The Year 2000 computer problem, and its resolution, is complex and multifaceted, and the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that the systems or equipment addresses Year 2000 data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived response plan, including testing procedures, there is no certainty that any company will achieve complete success. Further, notwithstanding its efforts or results, AUSA Life's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond its knowledge or control.

                               LEGAL PROCEEDINGS

  There are no legal proceedings to which the Mutual Fund Account is a party or to which the assets of the Account are subject. AUSA Life, like other life insurance companies, is a defendant in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, AUSA Life believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Mutual Fund Account or AUSA Life.

                      STATEMENT OF ADDITIONAL INFORMATION

  A Statement of Additional Information is available (at no cost) which contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that Statement:

                               TABLE OF CONTENTS

The Policy--General Provisions
  Owner....................................................................   3
  Entire Policy............................................................   3
  Delay of Payment and Transfers...........................................   3
  Misstatement of Age or Sex...............................................   4
  Reallocation of Annuity Purchase Values After the Annuity Commencement
   Date....................................................................   4
  Assignment...............................................................   4
  Evidence of Survival.....................................................   4
  Amendments...............................................................   4
Federal Tax Matters........................................................   5
  Tax Status of the Policy.................................................   5
  Taxation of AUSA Life....................................................   5
Investment Experience......................................................   6
Historical Performance Data................................................   9
  Money Market Yields......................................................   9
  Other Subaccount Yields..................................................  10
  Total Returns............................................................  11
  Other Performance Data...................................................  12
State Regulation of AUSA Life..............................................  12
Records and Reports........................................................  12
Distribution of the Policies...............................................  12
Custody of Assets..........................................................  13
Legal Matters..............................................................  13
Independent Auditors.......................................................  13
Other Information..........................................................  13
Financial Statements.......................................................  13

                      STATEMENT OF ADDITIONAL INFORMATION

                         THE ENDEAVOR VARIABLE ANNUITY

                                Issued through

                            AUSA ENDEAVOR VARIABLE
                                ANNUITY ACCOUNT

                                  Offered by
                       AUSA LIFE INSURANCE COMPANY, INC.

                               666 Fifth Avenue
                           New York, New York 10103

  This Statement of Additional information expands upon subjects discussed in the current Prospectus for the Endeavor Variable Annuity (the "Policy") offered by AUSA Life Insurance Company, Inc. ("AUSA Life"). You may obtain a copy of the Prospectus dated May 1, 1998, by calling 1-800-525-6205, or by writing to the Service Office, Financial Markets Division--Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. Terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.

  THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUSES FOR THE POLICY, ENDEAVOR SERIES TRUST AND THE GROWTH PORTFOLIO OF THE WRL SERIES FUND, INC.

  Dated: May 1, 1998

                               TABLE OF CONTENTS

THE POLICY--GENERAL PROVISIONS..............................................   3
  Owner.....................................................................   3
  Entire Policy.............................................................   3
  Delay of Payment and Transfers............................................   3
  Misstatement of Age or Sex................................................   4
  Reallocation of Policy Values After the Annuity Commencement Date.........   4
  Assignment................................................................   4
  Evidence of Survival......................................................   4
  Amendments................................................................   4
FEDERAL TAX MATTERS.........................................................   5
  Tax Status of the Policy..................................................   5
  Taxation of AUSA Life.....................................................   5
INVESTMENT EXPERIENCE.......................................................   6
HISTORICAL PERFORMANCE DATA.................................................   9
  Money Market Yields.......................................................   9
  Other Subaccount Yields...................................................  10
  Total Returns.............................................................  11
  Other Performance Data....................................................  12
STATE REGULATION OF AUSA LIFE...............................................  12
RECORDS AND REPORTS.........................................................  12
DISTRIBUTION OF THE POLICIES................................................  12
CUSTODY OF ASSETS...........................................................  13
LEGAL MATTERS...............................................................  13
INDEPENDENT AUDITORS........................................................  13
OTHER INFORMATION...........................................................  13
FINANCIAL STATEMENTS........................................................  13

  In order to supplement the description in the Prospectus, the following provides additional information about AUSA Life and the Policy which may be of interest to an Owner.

                        THE POLICY--GENERAL PROVISIONS

OWNER

  The Policy shall belong to the Policy Owner upon issuance of the Policy after completion of an application and delivery of the initial Premium Payment. While the Annuitant is living, the Owner may: (1) assign the Policy;
(2) surrender the Policy; (3) amend or modify the Policy with AUSA Life's consent; (4) receive annuity payments or name a Payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the Policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable Beneficiary.

  A Successor Owner can be named in the Policy application or in a Written Notice. The Successor Owner will become the new Owner upon the Owner's death, if the Owner predeceases the Annuitant. If no Successor Owner survives the Owner and the Owner predeceases the Annuitant, the Owner's estate will become the Owner.

  The Owner may change the ownership of the Policy in a Written Notice. When this change takes effect, all rights of ownership in the Policy will pass to the new Owner. A change of ownership may have adverse tax consequences.

  When there is a change of Owner or Successor Owner, the change will take effect as of the date the Owner signs the Written Notice, subject to any payment AUSA Life has made or action AUSA Life has taken before recording the change. Changing the Owner or naming a new Successor Owner cancels any prior choice of Successor Owner, but does not change the designation of the Beneficiary or the Annuitant.

  If ownership is transferred (except to the Owner's spouse) because the Owner dies before the Annuitant, the Cash Value generally must be distributed to the Successor Owner within five years of the Owner's death, or payments must be made for a period certain or for the Successor Owner's lifetime so long as any period certain does not exceed that Successor Owner's life expectancy, if the first payment begins within one year of the Owner's death.

ENTIRE POLICY

  The Policy and any endorsements thereon and the Policy application constitute the entire contract between AUSA Life and the Owner. All statements in the application are representations and not warranties. No statement will cause the Policy to be void or to be used in defense of a claim unless contained in the application.

DELAY OF PAYMENT AND TRANSFERS

  Payment of any amount due from the Mutual Fund Account in respect of a surrender, the Death Benefit or the death of the Owner of a Nonqualified Policy generally will occur within seven business days from the date the Written Notice (and any other required documentation or information) is received, except that AUSA Life may be permitted to defer such payment from the Mutual Fund Account if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or (3) the SEC permits a delay for the protection of Owners. In addition, transfers of amounts from the Subaccounts may be deferred under these circumstances.

  Certain delays and restrictions apply to transfers of amounts out of the Fixed Account. (See "THE ENDEAVOR ACCOUNTS--The Fixed Account," p. of the Policy Prospectus.)

MISSTATEMENT OF AGE OR SEX

  If the age or sex of the Annuitant has been misstated, AUSA Life will change the annuity benefit payable to that which the Premium Payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by AUSA Life shall be paid in full with the next payment due such person or the Beneficiary. The dollar amount of any overpayment made by AUSA Life due to any misstatement shall be deducted from payments subsequently accruing to such person or Beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the Annuitant may be established at any time by the submission of proof satisfactory to AUSA Life.

REALLOCATION OF ANNUITY UNITS AFTER THE ANNUITY COMMENCEMENT DATE

  After the Annuity Commencement Date, the Policy Owner may reallocate the value of a designated number of Annuity Units of a Subaccount of the Mutual Fund Account then credited to a Policy into an equal value of Annuity Units of one or more other Subaccounts of the Mutual Fund Account. The reallocation shall be based on the relative value of the Annuity Units of the Subaccount(s) at the end of the Business Day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the Annuity Units in the Subaccount from which the transfer is being made. If the monthly income of the Annuity Units remaining in a Subaccount after a reallocation is less than $10, AUSA Life reserves the right to include the value of those Annuity Units as part of the transfer. The request must be in writing to AUSA Life's Service Office. There is no charge assessed in connection with such reallocation. AUSA Life reserves the right to limit the number of times a reallocation of Annuity Units may be made in any given Policy Year.

ASSIGNMENT

  During the lifetime of the Annuitant the Policy Owner may assign any rights or benefits provided by the Policy. An assignment will not be binding on AUSA Life until a copy has been filed at its Service Office. The rights and benefits of the Policy Owner and Beneficiary are subject to the rights of the assignee. AUSA Life assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

  Unless the Policy Owner so directs by filing written notice with AUSA Life, no Beneficiary may assign any payments under the Policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any Beneficiary's creditors.

EVIDENCE OF SURVIVAL

  AUSA Life reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until AUSA Life receives such evidence.

AMENDMENTS

  No change in the Policy is valid unless made in writing by AUSA Life and approved by one of AUSA Life's officers. No Registered Representative has authority to change or waive any provision of the Policy.

  AUSA Life reserves the right to amend the Policies to meet the requirements of the Internal Revenue Code, regulations or published rulings. An Owner can refuse such a change by giving Written Notice, but a refusal may result in adverse tax consequences.

                              FEDERAL TAX MATTERS

TAX STATUS OF THE POLICY

  Distribution Requirements. The Code also requires that Nonqualified Policies contain specific provisions for distribution of Policy proceeds upon the death of the Owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such Policies provide that if any Owner dies on or after the Annuity Commencement Date and before the entire interest in the Policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such Owner's death. If any Owner dies before the Annuity Commencement Date, the entire interest in the Policy must generally be distributed within 5 years after such Owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such Owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the "Designated Beneficiary" as defined in Section 72(s) of the Code. However, if upon such Owner's death prior to the Annuity Commencement Date, such Owner's surviving spouse becomes the sole new Owner under the Policy, then the Policy may be continued with the surviving spouse as the new Owner. Under the Policy, the Beneficiary is the Designated Beneficiary of an Owner/Annuitant and the Successor Owner is the Designated Beneficiary of an Owner who is not the Annuitant. If any Owner is not a natural person, then for purposes of these distribution requirements, the primary Annuitant shall be treated as the Owner, and any death or change of such primary Annuitant shall be treated as the death of the Owner. The Nonqualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Policies satisfy all such Code requirements. The provisions contained in the Policies will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

TAXATION OF AUSA LIFE

  AUSA Life at present is taxed as a life insurance company under part I of Subchapter L of the Code. The Mutual Fund Account is treated as part of AUSA Life and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. AUSA Life does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Mutual Fund Account retained as part of the reserves under the Policy. Based on this expectation, it is anticipated that no charges will be made against the Mutual Fund Account for federal income taxes. If, in future years, any federal income taxes are incurred by AUSA Life with respect to the Mutual Fund Account, AUSA Life may make a charge to the Mutual Fund Account.

                             INVESTMENT EXPERIENCE

  An "Investment Experience Factor" is used to determine the value of Accumulation Units and Annuity Units, and to determine Annuity Payment rates.

ACCUMULATION UNITS

  Upon allocation to the selected Subaccount of the Mutual Fund Account, Premium Payments are converted into Accumulation Units of the Subaccount. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as next determined after the Premium Payment is received at the Service Office or, in the case of the initial Premium Payment, when the Policy application is completed, whichever is later. The value of an Accumulation Unit was arbitrarily established at $1 (except the WRL Growth Subaccount which was established at $10) at the inception of each Subaccount. Thereafter, the value of an Accumulation Unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

  An index (the "Investment Experience Factor") which measures the investment performance of a Subaccount during a Valuation Period is used to determine the value of an Accumulation Unit for the next subsequent Valuation Period. The Investment Experience Factor may be greater or less than or equal to one; therefore, the value of an Accumulation Unit may increase, decrease or remain the same from one Valuation Period to the next. The Policy Owner bears this investment risk. The Net Investment Performance of a Subaccount and deduction of certain charges affects the Accumulation Unit Value.

  The Investment Experience Factor for any Subaccount for any Valuation Period is determined by dividing (a) by (b), and subtracting (c) from the result, where:

    (a) is the net result of:

      (1) the net asset value per share of the shares held in the Subaccount determined at the end of the current Valuation Period, plus

      (2) The per share amount of any dividend or capital gain distribution made with respect to the shares held in the Subaccount if the ex-dividend date occurs during the current Valuation Period, plus or minus

      (3) a per share credit or charge for any taxes determined by AUSA Life to have resulted from the investment operations of the Subaccount and for which it has created a reserve;

    (b) is the net asset value per share of the shares held in the Subaccount determined as of the end of the immediately preceding Valuation Period; and

    (c) is the charge for mortality and expense risk during the Valuation Period equal on an annual basis to X percent of the daily net asset value of the Subaccount, where "X" depends on the Death Benefit Option and Policy Year, plus the .15% annual administrative charge.

             ILLUSTRATION OF ACCUMULATION UNIT VALUE CALCULATIONS

FORMULA AND ILLUSTRATION FOR DETERMINING THE INVESTMENT EXPERIENCE FACTOR (ASSUMES THE RETURN OF PREMIUM DEATH BENEFIT IS STILL IN EFFECT AND THAT THE POLICY IS WITHIN THE FIRST SEVEN POLICY YEARS.)

Investment Experience Factor = (A + B - C) - E
                                D

   Where:   The Net Asset Value of an Underlying Fund share as of the end of
      A =   the current Valuation Period.
            Assume..........................................A = $11.57

      B = The per share amount of any dividend or capital gains distribution since the end of the immediately preceding Valuation Period.
            Assume...............................................B = 0

      C = The per share charge or credit for any taxes reserved for at the end of the current Valuation Period.
            Assume...............................................C = 0

      D = The Net Asset Value of an Underlying Fund share at the end of the immediately preceding Valuation Period.
            Assume..........................................D = $11.40

      E = The daily deduction for Mortality and Expense Risk Fees and Administrative Charges, which totals 1.40% on an annual basis. On a daily basis = .0000380909

Then, the Investment Experience Factor = (11.57 + 0 - 0) -
 .0000380909 = Z = 1.0148741898
                                      11.40

FORMULA AND ILLUSTRATION FOR DETERMINING ACCUMULATION UNIT VALUE

Accumulation Unit Value = A X B

Where:      The Accumulation Unit Value for the immediately preceding
      A =   Valuation Period.
            Assume.............................................. = $ X

      B =   The Net Investment Factor for the current Valuation Period.
            Assume................................................ = Y

Then, the Accumulation Unit Value = $ X X Y = $ Z

ANNUITY UNIT VALUE AND ANNUITY PAYMENT RATES

  The amount of Variable Annuity Payments will vary with Annuity Unit Values. Annuity Unit Values rise if the net investment performance of the Subaccount exceeds the Assumed Investment Return of 5% annually. Conversely, Annuity Unit Values fall if the net investment performance of the Subaccount is less than the Assumed Investment Return. The value of a Variable Annuity Unit in each Subaccount was established at $1.00 on the date operations began for that Subaccount. The value of a Variable Annuity Unit on any subsequent Business Day is equal to (a) multiplied by (b) multiplied by (c), where:

    (a) is the variable Annuity Unit Value on the immediately preceding Business Day;

    (b) is the net investment factor of the valuation period; and

    (c) is the investment result adjustment factor for the valuation period.

  The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual Assumed Investment Return. The valuation period is the period from the close of the immediately preceding Business Day to the close of the current Business Day.

  The net investment factor for the Policy used to calculate the value of a variable Annuity Unit in each Subaccount for the valuation period is determined by dividing (i) by (ii), and subtracting (iii) from the result, where:

    (i) is the result of:

      (1) the net asset value of a fund share held in the Mutual Fund Account for that Subaccount determined at the end of the current valuation period; plus

      (2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in the Mutual Fund Account for that Subaccount if the ex-dividend date occurs during the valuation period.

    (ii) is the net asset value of a fund share held in the Mutual Fund Account for that Subaccount determined as of the end of the immediately preceding valuation period.

    (iii) is a factor representing the Mortality and Expense Risk Fee and Administrative Charge. Assume this factor is currently equal, on an annual basis, to no more than 1.55% of the daily net asset value of a fund share held in the Mutual Fund Account for that Subaccount.

  The dollar amount of subsequent Variable Annuity Payments will depend upon changes in applicable Annuity Unit Values.

  The annuity payment rates vary according to the Annuity Option elected and the sex and adjusted age of the Annuitant at the Annuity Commencement Date. The Policy also contains a table for determining the adjusted age of the Annuitant.

              ILLUSTRATION OF CALCULATIONS FOR ANNUITY UNIT VALUE
                         AND VARIABLE ANNUITY PAYMENTS

FORMULA AND ILLUSTRATION FOR DETERMINING ANNUITY UNIT VALUE

Annuity Unit Value = A X B X C

   Where:   Annuity Unit Value for the immediately preceding Valuation Period.
      A =   Assume.............................................. = $ X

      B = Investment Experience Factor for the Valuation Period for which the Annuity Unit value is being calculated.
            Assume................................................ = Y

      C = A factor to neutralize the Assumed Investment Return of 5% built into the Annuity Tables used.
            Assume................................................ = Z

Then, the Annuity Unit Value is:
            $ X X Y X Z = $ Q

FORMULA AND ILLUSTRATION FOR DETERMINING AMOUNT OF FIRST MONTHLY VARIABLE ANNUITY PAYMENT

First Monthly Variable Annuity Payment = A X B
                                   $1,000

   Where:   The Annuity Purchase Value as of the Annuity Commencement Date.
      A =   Assume.............................................. = $ X

      B = The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the Annuitant according to the tables contained in the Policy.
            Assume.............................................. = $ Y

Then, the first Monthly Variable Annuity Payment = $ X X $ Y = $ Z
                                             1,000

FORMULA AND ILLUSTRATION FOR DETERMINING THE NUMBER OF ANNUITY UNITS REPRESENTED BY EACH MONTHLY VARIABLE ANNUITY PAYMENT

Number of Annuity Units = A
                       B

   Where:   The dollar amount of the first monthly Variable Annuity Payment.
      A =   Assume.............................................. = $ X

      B = The Annuity Unit Value for the Valuation Date on which the first monthly payment is due.
            Assume.............................................. = $ Y

Then, the number of Annuity Units = $ X = Z
                               $ Y

                       HISTORICAL PERFORMANCE DATA

MONEY MARKET YIELDS

  AUSA Life may from time to time disclose the current annualized yield of the Endeavor Money Market Subaccount, which invests in the Endeavor Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Endeavor Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account; having a balance of 1 unit of the Endeavor Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the Portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a Policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the Administrative Charges; and (ii) the Mortality and Expense Risk Charge. Current Yield will be calculated according to the following formula:

                Current Yield = ((NCS - ES)/UV) X (365/7)

Where:

NCS=

     The net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

ES=

     Per unit expenses of the Subaccount for the 7-day period.

UV=

     The unit value on the first day of the 7-day period.

  Because of the charges and deductions imposed under a Policy, the yield for the Endeavor Money Market Subaccount will be lower than the yield for the Endeavor Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or Contingent Deferred Sales Charges that may be applicable to a particular Policy. Contingent Deferred Sales Charges range from 7% to 0% of the amount of premium withdrawn based on the Policy Year since payment of the premium.

  AUSA Life may also disclose the effective yield of the Endeavor Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

         Effective Yield = (1 + ((NCS - ES)/UV) X (365/7) - 1

Where:

NCS=

     The net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

ES=

     Per unit expenses of the Subaccount for the 7-day period.

UV=

     The unit value on the first day of the 7-day period.

  The yield on amounts held in the Endeavor Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Endeavor Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Endeavor Money Market Portfolio, the types and quality of portfolio securities held by the Endeavor Money Market Portfolio and its operating expenses. For the seven days ended December 31, 1997, the yield of the Endeavor Money Market Subaccount was 3.182%, and the effective yield was 3.232%.

OTHER SUBACCOUNT YIELDS

  AUSA Life may from time to time advertise or disclose the current annualized yield of one or more of the Subaccounts of the Mutual Fund Account (except the Endeavor Money Market Subaccount) for 30-day periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the Subaccount less Subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2.

Expenses attributable to the Subaccount include (i) the Administrative Charge and (ii) the Mortality and Expense Risk Charge. The 30-day yield is calculated according to the following formula:

             Yield = 2 X ((((NI - ES)/(U R UV)) + 1)/6/ - 1)

Where:

NI=

     Net investment income of the Subaccount for the 30-day period attributable to the Subaccount's unit.

ES=

     Expenses of the Subaccount for the 30-day period.

U=

     The average number of units outstanding.

UV=

     The unit value at the close (highest) of the last day in the 30-day period.

  Because of the charges and deductions imposed by the Mutual Fund Account, the yield for a Subaccount of the Mutual Fund Account will be lower than the yield for its corresponding Portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular Policy. Contingent Deferred Sales Charges range from 7% to 0% of the amount of the Excess Premium Withdrawal based on the number of years since payment of the premium.

  The yield on amounts held in the Subaccounts of the Mutual Fund Account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield is affected by the types and quality of its investments and its operating expenses.

TOTAL RETURNS

  AUSA Life may from time to time also advertise or disclose total returns for one or more of the Subaccounts of the Mutual Fund Account for various periods of time. One of the periods of time will include the period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

  Total returns will be calculated using Subaccount Unit Values which AUSA Life calculates on each Business Day based on the performance of the Subaccount's underlying Portfolio, and the deductions for the Mortality and Expense Risk Fee and the Administrative Charges. Total return calculations will reflect the effect of Contingent Deferred Sales Charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                             P(1 + T)N = ERV

Where:

T=

     The average annual total return net of Subaccount recurring charges.

ERV=

     The ending redeemable value of the hypothetical account at the end of the period.

P=

     A hypothetical initial payment of $1,000.

N=

     The number of years in the period.

OTHER PERFORMANCE DATA

  AUSA Life may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the Contingent Deferred Sales Charge percentage will be assumed to be 0%.

  AUSA Life may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the Contingent Deferred Sales Charge percentage will be 0%.

                            CTR = (ERV/P) - 1

Where:

CTR=

     The cumulative total return net of Subaccount recurring charges for the period.

ERV=

     The ending redeemable value of the hypothetical investment at the end of the period.

P=

     A hypothetical initial payment of $1,000.

  All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required period, is also disclosed.

                      STATE REGULATION OF AUSA LIFE

  AUSA Life is subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of AUSA Life for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine AUSA Life's contract liabilities and reserves so that the Department may determine the items are correct. AUSA Life's books and accounts are subject to review by the Department of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, AUSA Life is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                              RECORDS AND REPORTS

  All records and accounts relating to the Mutual Fund Account will be maintained by AUSA Life. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, AUSA Life will mail to all Policy Owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                         DISTRIBUTION OF THE POLICIES

  The Policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the Policies is continuous and AUSA Life does not anticipate discontinuing the offering of the Policies. However, AUSA Life reserves the right to discontinue the offering of the Policies.

  AFSG Securities Corporation, is the principal underwriter of the Policies. AFSG Securities Corporation will enter into agreements with broker-dealers for the distribution of the Policies.

Prior to May 1, 1998, AEGON USA Securities, Inc. was the principal underwriter. During 1997, the amount paid to AEGON USA Securities, Inc. and/or broker-dealers for their services was $1,430,319.48. Amount paid for these services in 1996 and 1995 were $1,115,508 and $397,382, respectively. No fees had been paid to AEGON USA Securities, Inc. and/or the broker/dealers for their services during 1994 or prior years.

                               CUSTODY OF ASSETS

  The assets of each of the Subaccounts of the Mutual Fund Account are held by AUSA Life. The assets of each of the Subaccounts of the Mutual Fund Account are segregated and held separate and apart from the assets of the other Subaccounts and from AUSA Life's general account assets. AUSA Life maintains records of all purchases and redemptions of shares of the Underlying Funds held by each of the Subaccounts. Additional protection for the assets of the Mutual Fund Account is afforded by AUSA Life's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of AUSA Life.

                                 LEGAL MATTERS

  Legal advice relating to certain matters under the federal securities laws applicable to the issue and sale of the Policies has been provided to AUSA Life by Sutherland, Asbill & Brennan, LLP, of Washington D.C.

                             INDEPENDENT AUDITORS

  The Financial Statements of AUSA Life, at December 31, 1997 and 1996, and for each of the three years in the period ended December 31, 1997, and the Financial Statements of AUSA Endeavor Variable Annuity Account at December 31, 1997, and for each of the two years in the period then ended, included in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa, 50309-2764.

                               OTHER INFORMATION

  A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained in the Prospectus and this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                             FINANCIAL STATEMENTS

  The values of the interest of Policy Owners in the Mutual Fund Account will be affected solely by the investment results of the selected Subaccount(s). Financial statements for the AUSA Endeavor Variable Annuity Account are contained herein. The Financial Statements of AUSA Life, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of AUSA Life to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Mutual Fund Account.

                     FINANCIAL STATEMENTS - STATUTORY BASIS

                       AUSA LIFE INSURANCE COMPANY, INC.

                 YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
                      WITH REPORT OF INDEPENDENT AUDITORS

                       AUSA Life Insurance Company, Inc.

                    Financial Statements - Statutory Basis


                 Years ended December 31, 1997, 1996 and 1995



                                   CONTENTS

Report of Independent Auditors.................................  1

Audited Financial Statements

Balance Sheets - Statutory Basis...............................  3
Statements of Operations - Statutory Basis.....................  5
Statements of Changes in Capital and Surplus - Statutory Basis.  6
Statements of Cash Flows - Statutory Basis.....................  7
Notes to Financial Statements - Statutory Basis................  8

                  [LETTERHEAD OF ERNST & YOUNG APPEARS HERE]


                        Report of Independent Auditors


The Board of Directors
AUSA Life Insurance Company, Inc.


We have audited the accompanying statutory-basis balance sheets of AUSA Life Insurance Company, Inc. as of December 31, 1997 and 1996, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1997. Our audits also included the accompanying statutory-basis financial statement schedules pursuant to Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of AUSA Life Insurance Company, Inc. at December 31, 1997 and 1996, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1997.

      Ernst & Young LLP is a member of Ernst & Young International, Ltd.

[LOGO]


Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AUSA Life Insurance Company, Inc. at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997 in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.


                                             /s/ Ernst & Young LLP


Des Moines, Iowa
February 27, 1998

                       AUSA Life Insurance Company, Inc.

                        Balance Sheets  Statutory Basis
                 (Dollars in thousands, except per share data)

                                                                    December 31
                                                                1997            1996
                                                         --------------------------------
ADMITTED ASSETS
Cash and invested assets:
 Cash and short-term investments                               $   53,508      $   25,391
 Bonds                                                          3,795,509       3,495,667
 Stocks:
  Preferred                                                             -             125
  Common, at market (cost: $118 in 1997 and
  $13 in 1996)                                                        144              18
 Mortgage loans on real estate                                    495,009         618,633
 Real estate acquired in satisfaction of debt, at cost
  less accumulated depreciation ($1,816 in 1997 and
  $1,087                                                           45,695          58,100
 in 1996)

 Policy loans                                                         739             755
 Other invested assets                                             22,309           3,393
                                                         --------------------------------
Total cash and invested assets                                  4,412,913       4,202,082

Short-term note receivable from affiliate                           8,800               -
Premiums deferred and uncollected                                   3,247           3,257
Accrued investment income                                          66,978          62,258
Federal income taxes recoverable                                        -             416
Other assets                                                        7,479           5,177
Separate account assets                                         5,452,208       4,755,131



                                                          -------------------------------
 Total admitted assets                                         $9,951,625      $9,028,321
                                                         ================================

See accompanying notes.

                                                                   DECEMBER 31
                                                              1997              1996
                                                         --------------------------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
 Aggregate reserves for policies and contracts:
  Life                                                       $   71,331        $   19,716
  Annuity                                                       843,141           768,212
  Accident and health                                             9,264            10,180
 Policy and contract claim reserves:
  Life                                                            4,187             3,826
  Accident and health                                             9,050            11,160
 Other policyholders' funds                                   3,181,405         3,088,016
 Remittances and items not allocated                             35,235            16,252
 Asset valuation reserve                                         65,058            44,849
 Interest maintenance reserve                                    16,115             5,494
 Payable to affiliates                                            2,185             8,074
 Short-term note payable to affiliate                                --               600
 Deferred income                                                 13,421            18,023
 Payable under assumption reinsurance agreement                  56,952            67,217
 Other liabilities                                                7,681            10,748
 Separate account liabilities                                 5,430,479         4,721,974
                                                         --------------------------------
Total liabilities                                             9,745,504         8,794,341

Commitments and contingencies

Capital and surplus:
 Common stock, $125 par value, 20 shares authorized,
  issued and outstanding                                          2,500             2,500

 Paid-in surplus                                                306,694           306,694
 Unassigned surplus (deficit)                                  (103,073)          (75,214)
                                                         --------------------------------
Total capital and surplus                                       206,121           233,980
                                                         --------------------------------
Total liabilities and capital and surplus                    $9,951,625        $9,028,321
                                                         ================================


See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                   Statements of Operations  Statutory Basis
                            (Dollars in thousands)


                                                                     YEAR ENDED DECEMBER 31
                                                              1997              1996             1995
                                                        --------------------------------------------------
Revenues:
 Premiums and other considerations, net of
  reinsurance:
  Life                                                      $   60,261        $    9,344        $    9,066
  Annuity                                                    1,146,805         1,060,655         1,144,423
  Accident and health                                           34,846            47,695            53,346
 Net investment income                                         325,181           323,828           318,004
 Amortization of interest maintenance reserve                    2,941             1,903             1,931
 Commissions and expense allowances on
  reinsurance ceded                                                189                43                40

 Other income                                                   15,037            10,739             8,786
                                                        --------------------------------------------------
                                                             1,585,260         1,454,207         1,535,596
Benefits and expenses:
 Benefits paid or provided for:
  Life and accident and health benefits                         28,023            39,921            40,719
  Surrender benefits                                         1,156,619           852,745           815,882
  Other benefits                                                12,062             9,778             7,804
  Increase (decrease) in aggregate reserves for
   policies and contracts:
   Life                                                         51,615             1,557             1,570
   Annuity                                                      74,929            59,090           127,403
   Accident and health                                            (916)             (671)              775
   Other                                                           580               609               609
  Increase in liability for premium and other
   deposit type funds                                           92,280            93,893           229,485
                                                        --------------------------------------------------
                                                             1,415,192         1,056,922         1,224,247
 Insurance expenses:
  Commissions                                                   78,971            87,861            95,900
  General insurance expenses                                    87,782            79,310            69,933
  Taxes, licenses and fees                                       2,872             2,643             1,638
  Net transfers to (from) separate accounts                     (2,304)          227,802           139,912
  Other expenses                                                    43               (19)              (37)
                                                        --------------------------------------------------
                                                               167,364           397,597           307,346
                                                        --------------------------------------------------
                                                             1,582,556         1,454,519         1,531,593
                                                        --------------------------------------------------

Gain (loss) from operations before federal
 income taxes and net realized capital gains
 (losses) on investments                                         2,704              (312)            4,003
Federal income tax expense                                          28             1,305             5,588
                                                        --------------------------------------------------
Gain (loss) from operations before net realized
 capital gains (losses) on investments                           2,676            (1,617)           (1,585)
Net realized capital gains (losses) on
 investments (net of related federal income
 taxes and amounts transferred to interest
 maintenance reserve)                                              827           (12,097)           (3,464)
                                                        --------------------------------------------------
Net income (loss)                                           $    3,503        $  (13,714)       $   (5,049)
                                                        ==================================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

         Statements of Changes in Capital and Surplus  Statutory Basis
                            (Dollars in thousands)



                                                                                 UNASSIGNED        TOTAL
                                                    COMMON        PAID-IN          SURPLUS      CAPITAL AND
                                                    STOCK         SURPLUS         (DEFICIT)       SURPLUS
                                              -------------------------------------------------------------
Balance at January 1, 1995                          $2,500        $265,694       $ (43,044)        $225,150
 Capital contribution                                    -          41,000                           41,000
 Net loss for 1995                                       -               -          (5,049)          (5,049)
 Net unrealized capital losses                           -               -            (501)            (501)
 Increase in non-admitted assets                         -               -            (920)            (920)
 Increase in asset valuation reserve                     -               -         (10,370)         (10,370)
 Surplus effect of reinsurance                           -               -             (70)             (70)
 Seed money contributed to separate
   account, net of redemptions                           -               -          (1,000)          (1,000)
 Increase in liability for reinsurance in
   unauthorized companies                                -               -             (51)             (51)
 Increase in surplus in separate account                 -               -           3,121            3,121
                                               -------------------------------------------------------------
Balance at December 31, 1995                         2,500         306,694         (57,884)         251,310
 Net loss for 1996                                       -               -         (13,714)         (13,714)
 Net unrealized capital losses                           -               -            (486)            (486)
 Decrease in non-admitted assets                         -               -             520              520
 Increase in liability for reinsurance in
   unauthorized companies                                -               -             (42)             (42)
 Increase in asset valuation reserve                     -               -          (5,891)          (5,891)
 Seed money contributed to separate
   account, net of redemptions                           -               -         (12,500)         (12,500)
 Increase in surplus in separate account                 -               -          14,783           14,783
                                               -------------------------------------------------------------
Balance at December 31, 1996                         2,500         306,694         (75,214)         233,980
 Net gain for 1997                                       -               -           3,503            3,503
 Net unrealized capital losses                           -               -          (2,629)          (2,629)
 Increase in non-admitted assets                         -               -          (8,505)          (8,505)
 Decrease in liability for reinsurance in
   unauthorized companies                                -               -              30               30
 Increase in asset valuation reserve                     -               -         (20,209)         (20,309)
 Seed money withdrawn from separate
   account, net of redemptions                           -               -          11,700           11,700
 Decrease in surplus in separate account                 -               -         (11,749)         (11,749)
                                               -------------------------------------------------------------
Balance at December 31, 1997                        $2,500        $306,694       $(103,073)        $206,121
                                               =============================================================


See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                   Statements of Cash Flows  Statutory Basis
                            (Dollars in thousands)

                                                                               Year ended December 31
                                                                     1997               1996               1995
                                                             --------------------------------------------------------
OPERATING ACTIVITIES
Premiums and other considerations, net of reinsurance               $ 1,268,814        $ 1,128,792        $ 1,215,941
Net investment income                                                   323,269            329,948            316,494
Life and accident and health claims                                     (29,800)           (42,143)           (39,194)
Surrender benefits and other fund withdrawals                        (1,156,619)          (852,745)          (815,882)
Other benefits to policyholders                                         (12,036)            (9,776)            (7,789)
Commissions, other expenses and other taxes                            (178,648)          (187,930)          (183,810)
Net transfer (to) from separate account                                   1,467           (229,556)          (139,912)
Federal income taxes (paid) received                                        388               (526)            (6,299)
Other, net                                                               (1,919)           (14,820)             7,133
                                                             --------------------------------------------------------
Net cash provided by operating activities                               214,916            121,244            346,682

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
 Bonds and preferred stocks                                             808,738            703,936            529,363
 Common stocks                                                                -              5,288              2,957
 Mortgage loans on real estate                                          179,810            165,460            138,243
 Real estate                                                             25,104                  -              4,953
 Policy loans                                                                16                  4                  -
                                                             --------------------------------------------------------
                                                                      1,013,668            874,688            675,516
Cost of investments acquired:
 Bonds and preferred stocks                                          (1,112,481)        (1,016,678)        (1,018,097)
 Common stocks                                                             (103)              (589)            (5,174)
 Mortgage loans on real estate                                          (60,722)           (42,118)           (54,140)
 Real estate                                                                  -               (521)                 -
 Policy loans                                                                 -                  -                (40)
 Other                                                                  (17,761)            (2,968)              (993)
                                                             --------------------------------------------------------
                                                                     (1,191,067)        (1,062,874)        (1,078,444)
                                                             --------------------------------------------------------
 Net cash used in investing activities                                 (177,399)          (188,186)          (402,928)

FINANCING ACTIVITIES
Issuance (payment) of intercompany notes, net                            (9,400)           (19,200)            14,600
Capital contribution                                                          -                  -             41,000
                                                             --------------------------------------------------------
Net cash provided by (used in) financing activities                      (9,400)           (19,200)            55,600
                                                             --------------------------------------------------------
Increase (decrease) in cash and short-term investments                   28,117            (86,142)              (646)

Cash and short-term investments at beginning of year                     25,391            111,533            112,179
                                                             --------------------------------------------------------
Cash and short-term investments at end of year                      $    53,508        $    25,391        $   111,533
                                                             ========================================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                Notes to Financial Statements  Statutory Basis
                            (Dollars in thousands)

                               December 31, 1997


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

AUSA Life Insurance Company, Inc. ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company ("First AUSA") which, in turn, is a wholly-owned subsidiary of AEGON USA ("AEGON"). AEGON is a wholly-owned subsidiary of AEGON nv, a holding company organized under the laws of The Netherlands. On December 31, 1993, the Company entered into an assumption reinsurance agreement with Mutual of New York ("MONY") to transfer certain group pension business of MONY to the Company.

In July 1996, the Company completed a merger with International Life Investors Insurance Company ("ILI"), a wholly-owned subsidiary of Life Investors Insurance Company of America, another wholly-owned subsidiary of First AUSA, whereby ILI was merged directly into the Company. The Company received assets of $688,233 and liabilities of $635,189. The difference between assets and liabilities was transferred directly to capital and surplus. In accordance with National Association of Insurance Commissioners ("NAIC") statutory accounting principles, all prior period financial statements presented have been restated as if the merger took place at the beginning of such periods. Historical book values carried over from the separate companies to the combined entity.

NATURE OF BUSINESS

The Company primarily sells group fixed and variable annuities and group life coverages. The Company is licensed in 48 states and the District of Columbia and is actively in the process of becoming licensed in all 50 states. Sales of the Company's products are primarily through brokers.

BASIS OF PRESENTATION

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract reserves, guarantee fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies utilizing statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid; (l) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; and (m) gains or losses on dispositions of business are charged or credited directly to unassigned surplus rather than being reported in the statement of operations. The effects of these variances have not been determined by the Company.

The National Association of Insurance Commissioners (NAIC) currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project, which is expected to be completed in 1998, will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

CASH AND CASH EQUIVALENTS

For purposes of the statement of cash flows, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be cash equivalents.

INVESTMENTS

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortized costs for bonds and mortgage loans on real estate that were acquired through the reinsurance agreement, described earlier, were initially recorded at market value, consistent with the aforementioned agreement and as prescribed by the Department of Insurance of the State of New York. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks, which may include shares of mutual funds (money market and other), are carried at market. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by New York Insurance Laws.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for anticipated losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 1997, 1996 and 1995, the Company excluded investment income due and accrued of $473, $469 and $216, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company entered into an interest rate swap contract to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Deferred income for unrealized gains and losses on the securities valued at market at the time of the assumption reinsurance agreement (described in Note 4) are returned to MONY at the time of realization pursuant to the agreement.

AGGREGATE POLICY RESERVES

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.50 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.00 to
8.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY AND CONTRACT CLAIM RESERVES

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

SEPARATE ACCOUNTS

Assets held in trust for purchases of separate account contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

RECLASSIFICATIONS

Certain reclassifications have been made to the 1996 and 1995 financial statements to conform to the 1997 presentation.

2. FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards (SFAS) No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures About Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosures about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


2. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

  Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

  Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

  Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal its carrying value.

  Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

  Interest rate swap: Estimated fair value of the interest rate swaps are based upon the pricing differential for similar swap agreements.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



2. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107 and No. 119:

                                                                     DECEMBER 31
                                                        1997                                  1996
                                           ------------------------------       -------------------------------
                                             CARRYING                              CARRYING
                                              VALUE          FAIR VALUE             VALUE          FAIR VALUE
                                           ------------------------------       -------------------------------
    ADMITTED ASSETS
    Bonds                                    $3,795,509       $3,880,098           $3,495,667       $3,530,250
    Preferred stocks                                  -                -                  125              120
    Common stock                                    144              144                   18               18
    Mortgage loans on real estate               495,009          504,947              618,633          619,479
    Interest rate swap                                -              391                    -                -

    Policy loans                                    739              739                  755              755

    Cash and short-term investments              53,508           53,508               25,391           25,391

    Separate account assets                   5,452,208        5,462,501            4,755,131        4,754,781

    LIABILITIES
    Investment contract liabilities           4,024,004        3,947,049            3,855,787        3,731,340
    Separate account annuities                5,417,036        5,400,010            4,707,568        4,677,289

3. INVESTMENTS

The carrying value and estimated market value of investments in debt securities were as follows:

                                                                   GROSS           GROSS
                                                                 UNREALIZED      UNREALIZED    ESTIMATED FAIR
                                               CARRYING VALUE      GAINS           LOSSES          VALUE
                                             ----------------------------------------------------------------
DECEMBER 31, 1997
Bonds:
    United States Government and agencies          $   93,649         $   499         $   252      $   93,896
    State, municipal and other government              55,336           1,413           1,761          54,988
    Public utilities                                  251,071           4,943             892         255,122
    Industrial and miscellaneous                    2,180,885          57,783           5,344       2,233,324
  Mortgage-backed securities                        1,214,568          31,185           2,985       1,242,768
                                             ----------------------------------------------------------------
                                                   $3,795,509         $95,823         $11,234      $3,880,098
                                             ================================================================

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

                                                                      GROSS          GROSS         ESTIMATED
                                                    CARRYING       UNREALIZED      UNREALIZED        FAIR
                                                      VALUE           GAINS          LOSSES         VALUE
                                             ----------------------------------------------------------------
DECEMBER 31, 1996
Bonds:
  United States Government and agencies            $  122,355         $ 1,170         $ 1,086      $  122,439
  State, municipal and other government                25,027             519              36          25,510
  Public utilities                                    229,732           2,086           2,977         228,841
  Industrial and miscellaneous                      2,031,086          33,621          14,895       2,049,812
  Mortgage-backed securities                        1,087,467          22,579           6,398       1,103,648
                                             ----------------------------------------------------------------
                                                    3,495,667          59,975          25,392       3,530,250
Preferred stocks                                          125               5              10             120
                                             ----------------------------------------------------------------
                                                   $3,495,792         $59,980         $25,402      $3,530,370
                                             ================================================================

The carrying value and estimated market value of bonds at December 31, 1997, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              CARRYING         ESTIMATED
                                                                VALUE         FAIR VALUE
                                                           --------------------------------
 Due in one year or less                                      $  136,322      $  136,393
 Due after one year through five years                         1,371,927       1,398,781
 Due after five years through ten years                          915,324         938,972
 Due after ten years                                             157,368         163,184
                                                        --------------------------------
                                                               2,580,941       2,637,330
 Mortgage-backed securities                                    1,214,568       1,242,768
                                                        --------------------------------
                                                              $3,795,509      $3,880,098
                                                        ================================

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

A detail of net investment income is presented below:

                                                               DECEMBER 31
                                                  1997            1996             1995
                                           -------------------------------------------------
 Interest on bonds and notes                       $269,659        $251,923         $231,206
 Mortgage loans                                      57,659          83,511           98,653
 Real estate                                         13,976           7,225            2,400
 Dividends on equity investments                          9              25              137
 Interest on policy loans                                39              34               40
 Derivative instruments                                 100               -                -
 Other investment gain (loss)                         1,340          (5,511)          (3,926)
                                           -------------------------------------------------
 Gross investment income                            342,782         337,207          328,510

 Investment expenses                                 17,601          13,379           10,506
                                           -------------------------------------------------
 Net investment income                             $325,181        $323,828         $318,004
                                           =================================================

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                                  DECEMBER 31
                                                    1997             1996             1995
                                           --------------------------------------------------
 Proceeds                                          $808,738         $703,936         $529,363
                                           ==================================================

 Gross realized gains                              $ 16,514         $  9,527         $  8,541
 Gross realized losses                              (11,493)         (11,595)         (15,255)
                                           --------------------------------------------------
 Net realized gains (losses)                       $  5,021         $ (2,068)        $ (6,714)
                                           ==================================================

At December 31, 1997, investments with an aggregate carrying value of $2,350 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)

3. INVESTMENTS (CONTINUED)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                                 REALIZED
                                              -----------------------------------------------
                                                          YEAR ENDED DECEMBER 31
                                                     1997             1996             1995
                                              -----------------------------------------------
 Debt securities                                   $  5,021         $ (2,068)         $(6,714)
 Common stock                                             -              244                -
 Preferred stock                                         (7)             (44)               -
 Short-term investments                                  (6)            (115)             (24)
 Mortgage loans on real estate                          287          (12,415)          (3,650)
 Real estate                                          4,059                -             (628)
 Other invested assets                                5,035            6,872           11,109
                                              -----------------------------------------------
                                                     14,389           (7,526)              93

 Tax effect                                               -              (87)             247
 Transfer to interest maintenance reserve           (13,562)          (4,484)          (3,804)
                                              -----------------------------------------------
 Total realized gains (losses)                     $    827         $(12,097)         $(3,464)
                                              ===============================================

                                                         CHANGE IN UNREALIZED
                                          -------------------------------------------------
                                                        YEAR ENDED DECEMBER 31
                                                 1997            1996             1995
                                          -------------------------------------------------
 Debt securities                                   $50,011        $(80,600)        $265,890
 Equity securities                                      21            (190)              74
                                          -------------------------------------------------
 Change in unrealized appreciation                 $50,032        $(80,790)        $265,964
                                          =================================================

Gross unrealized gains and gross unrealized losses on equity securities at December 31, 1997, 1996 and 1995 were as follows:

                                                         YEAR ENDED DECEMBER 31
                                                 1997             1996             1995
                                          --------------------------------------------------
 Unrealized gains                                $  38            $  16            $ 206
 Unrealized losses                                 (12)             (11)             (11)
                                          --------------------------------------------------
 Net unrealized gains                            $  26            $   5            $ 195
                                          ==================================================

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

During 1997, the Company issued mortgage loans with interest rates ranging from 8.10% to 8.72%. The maximum percentage of any one loan to the value of the underlying real estate at origination was 85%. No mortgage loans were non-income producing for the previous twelve months and, accordingly, no accrued interest related to these mortgage loans was excluded from investment income. During 1997, the Company refinanced the mortgage loans of one property with an aggregate carrying value of $24,888 to reduce the interest rates, as a result of the current interest rate environment. The Company requires all mortgage loans to carry fire insurance equal to the value of the underlying property.

During 1997, 1996 and 1995, there were $4,427, $28,929 and $14,264, respectively, in foreclosed mortgage loans that were transferred to real estate. At December 31, 1997 and 1996, the Company held a mortgage loan loss reserve in the asset valuation reserve of $20,191 and $8,368, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

            GEOGRAPHIC DISTRIBUTION                              Property Type Distribution
--------------------------------------------------       -------------------------------------------
                                   DECEMBER 31                                       DECEMBER 31
                                 1997       1996                                   1997       1996
                              --------------------                               -------------------
  Pacific                         20%         2%         Office                     30%        42%
  South Atlantic                  20         37          Apartment                  23         10
  Mid-Atlantic                    16          5          Retail                     19         30
  E. North Central                16         21          Other                      15         17
  Mountain                        15         15          Industrial                 13          1
  New England                      7         10
  W. North Central                 2          5
  W. South Central                 2          5
  E. South Central                 2          -

At December 31, 1997, the Company had the following investments, excluding U. S. Government guaranteed or insured issues, which individually represented more than ten percent of capital and surplus and the asset valuation reserve:

                                                                CARRYING
               DESCRIPTION OF SECURITY                            VALUE
--------------------------------------------------------     ---------------
Bonds:
 Chase Manhattan Corp.                                            $37,953
 PSEG Capital                                                      27,490

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

The Company utilizes an interest rate swap agreement as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

At December 31, 1997 and 1996, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                           NOTIONAL AMOUNT
                                                           1997       1996
                                                        ----------------------
 Derivative securities:
  Interest rate swaps:
   Receive fixed - pay floating                           $50,800      $-


4. REINSURANCE

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts for the year ended December 31:

                                     1997             1996             1995
                                 ---------------------------------------------
 Direct premiums                  $1,239,553       $1,135,315       $1,207,720
 Reinsurance assumed                   6,905            9,962           37,423
 Reinsurance ceded                    (4,546)         (27,583)         (38,308)
                                 ---------------------------------------------
 Net premiums earned              $1,241,912       $1,117,694       $1,206,835
                                 =============================================

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



4. REINSURANCE (CONTINUED)

The Company received reinsurance recoveries in the amounts of $1,633, $953 and $533 during 1997, 1996 and 1995, respectively.

The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1997 and 1996 of $153,178 and $157,396, respectively.

On December 31, 1993, the Company and MONY entered into an assumption reinsurance agreement whereby all of the general account liabilities were novated to the Company from MONY as state approvals were received.

In accordance with the agreement, MONY will receive payments relating to the performance of the assets and liabilities that exist at the date of closing for a period of nine years. These payments will be reduced for certain administrative expenses as defined in the agreement. The Company will recognize operating gains and losses on renewal premiums received after December 31, 1993 of the business in-force at December 31, 1993, and on all new business written after that date. At the end of nine years, the Company will purchase from MONY the remaining transferred business inforce based upon a formula described in the agreement. At December 31, 1997 and 1996, the Company owed MONY $56,952 and $67,217, respectively, which represents the amount earned by MONY under the gain sharing calculation and certain fees for investment management services for the respective years.

In connection with the transaction, MONY purchased $150,000 and $50,000 in Series A and Series B notes, respectively, of AEGON. The proceeds were used to enhance the surplus of the Company. Both the Series A and Series B notes bear a market rate of interest and mature in nine years from the date of closing.

AEGON provides general and administrative services for the transferred business under a related agreement with MONY. The agreement specifies prescribed rates for expenses to administer the business up to certain levels. In addition, AEGON also provides investment management services on the assets underlying the new business written by the Company while MONY continues to provide investment management services for assets supporting the remaining policy liabilities which were transferred at December 31, 1993.

On October 1, 1995, the Company entered into a reinsurance agreement with a non-affiliate. As a result, the Company received $4,242 of assets, including $38 of cash, and $4,312 of liabilities. The difference between the assets and the liabilities of $70 was charged directly to unassigned surplus.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



5. INCOME TAXES

The Company files a separate federal income tax return.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to loss from operations before taxes and realized capital losses for the following reasons:

                                                                            YEAR ENDED DECEMBER 31
                                                                   1997               1996             1995
                                                               ------------------------------------------------
 Computed tax expense (benefit) at federal statutory
  rate (35%)                                                      $   946            $ (109)           $1,402
 Tax reserve adjustment                                              (144)             (211)              755
 Deferred acquisition cost tax basis                                2,349               465               636
 Carryforward (utilization) of operating loss                      (1,275)            2,611             3,351
 Excess tax depreciation                                              (16)              (13)
 Dividend received deduction                                       (1,566)               (4)
 Prior year (over)/under accrual                                       28               114               (67)
 IMR amortization                                                  (1,029)             (666)             (676)
 Other items net                                                      735              (882)              187
                                                               ------------------------------------------------
 Federal income tax expense                                       $    28            $1,305            $5,588
                                                               ================================================

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to realized gains (losses) due to the agreement between MONY and the Company, as discussed in Note 4 to the financial statements. In accordance with this agreement, these gains and losses are included in the net payments MONY will receive relating to the performance of the assets that existed at the date of closing. Accordingly, income taxes relating to gains and losses on such assets are not provided for on the income tax return filed by the Company.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($797 at December 31, 1997). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $279.

At December 31, 1997 the Company had net operating loss carryforwards of approximately $19,155 which expire through 2011.

An examination by the Internal Revenue Service is underway for years 1993 -
1995.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



6. POLICY AND CONTRACT ATTRIBUTES

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                                           DECEMBER 31
                                                                1997                           1996
                                                 -------------------------------------------------------------
                                                                      PERCENT OF                     PERCENT OF
                                                       AMOUNT           TOTAL         AMOUNT           TOTAL
                                                 -------------------------------------------------------------
 Subject to discretionary withdrawal with market
  value adjustment                                     $  910,528          9%       $  834,176          10%

 Subject to discretionary withdrawal at book
  value less surrender charge                           1,032,460         11         1,583,989          18

 Subject to discretionary withdrawal at market
  value                                                 2,772,795         29         2,254,074          26

 Subject to discretionary withdrawal at book
  value (minimal or no charges or adjustments)          2,565,002         27         1,913,542          22

 Not subject to discretionary withdrawal
  provision                                             2,314,542         24         2,136,222          24
                                                  ------------------------------------------------------------
                                                        9,595,327        100%        8,722,003         100%
                                                                        ======                       =========
 Less reinsurance ceded                                   152,726                      157,039
                                                  ----------------                 ------------
 Total policy reserves on annuities and deposit
  fund liabilities                                     $9,442,601                   $8,564,964
                                                  ================                 ============

Separate and variable account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 1997, 1996 and 1995 is as follows:

                                             GUARANTEED      NON-GUARANTEED
                                              SEPARATE          SEPARATE
                                              ACCOUNT           ACCOUNT          TOTAL
                                         ------------------------------------------------
 Premiums, deposits and other
  considerations for the year ended
  December 31, 1997                      $  147,638          $  596,581       $  744,219
                                         ================================================

 Reserves for separate accounts with
  assets as of December 31, 1997 at:
  Fair value                             $2,204,931          $2,589,401       $4,794,332
  Amortized cost                            622,703                   -          622,703
                                         ------------------------------------------------
 Total                                   $2,827,634          $2,589,401       $5,417,035
                                         ================================================

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

                                           GUARANTEED       NON-GUARANTEED
                                            SEPARATE          SEPARATE
                                             ACCOUNT          ACCOUNT              TOTAL
                                        ----------------------------------------------------
 Premiums, deposits and other
  considerations for the year ended
  December 31, 1996                      $             -          $  716,524     $  716,524
                                        ====================================================

 Reserves for separate accounts with
  assets as of December 31, 1996 at:
  Fair value                             $     2,022,843          $2,071,160     $4,094,003
  Amortized cost                                 613,565                   -        613,565
                                       ----------------------------------------------------
 Total                                   $     2,636,408          $2,071,160     $4,707,568
                                       ====================================================

 Premiums, deposits and other
  considerations for the year ended
  December 31, 1995                      $             -          $  536,128     $  536,128
                                        ====================================================

 Reserves for separate accounts with
  assets as of December 31, 1995 at:
  Fair value                             $     2,147,500          $1,491,225     $3,638,725
  Amortized cost                                 599,254                   -        599,254
                                       ----------------------------------------------------
 Total                                   $     2,746,754          $1,491,225     $4,237,979
                                       ====================================================

There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of separate account liabilities on these products, by withdrawal characteristics, are summarized as follows:

                                             GUARANTEED      NON-GUARANTEED
                                              SEPARATE          SEPARATE
                                              ACCOUNT           ACCOUNT              TOTAL
                                          ----------------------------------------------------
DECEMBER 31, 1997
 Subject to discretionary withdrawal
  with market value adjustment                 $  358,061          $        -      $  358,061

 Subject to discretionary withdrawal at
  book value less surrender charge                264,642                   -         264,642

 Subject to discretionary withdrawal at
  market value                                    180,802           2,589,401       2,770,203

 Not subject to discretionary withdrawal        2,024,129                   -       2,024,129
                                         ----------------------------------------------------
                                               $2,827,634          $2,589,401      $5,417,035
                                         ====================================================

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

                                                GUARANTEED         NON-GUARANTEED
                                                 SEPARATE            SEPARATE
                                                 ACCOUNT             ACCOUNT             TOTAL
                                               -------------------------------------------------
  DECEMBER 31, 1996
  Subject to discretionary withdrawal
   with market value adjustment                 $  269,991         $       --         $  269,991
  Subject to discretionary withdrawal at
   book value less surrender charge                279,399                 --            279,399
  Subject to discretionary withdrawal at
   market value                                    181,158          2,071,160          2,252,318
  Not subject to discretionary withdrawal        1,905,860                 --          1,905,860
                                               -------------------------------------------------
                                                $2,636,408         $2,071,160         $4,707,568
                                               =================================================

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                     1997            1996        1995
                                                                 ---------------------------------------
 Transfers as reported in the summary of operations of
  the separate accounts statement:
  Transfers to separate accounts                                    $744,188      $716,525      $536,128
  Transfers from separate accounts                                   760,248       502,244       404,120
                                                                 ---------------------------------------
 Net transfers to (from) separate accounts                           (16,060)      214,281       132,008

 Reconciling adjustments - HUB level fees not paid to
  AUSA general account                                                13,756        13,520         7,904
                                                                 ---------------------------------------
 Transfers as reported in the summary of operations of
  the life, accident and health annual statement                    $ (2,304)     $227,802      $139,912
                                                                 =======================================

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1997 and 1996, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)



6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

                                                        GROSS        LOADING         NET
                                                     -------------------------------------
 DECEMBER 31, 1997
 Ordinary direct first year business                   $   29          $21          $    8
 Ordinary direct renewal business                       2,976           49           2,927
 Group life direct business                               125           19             106
 Credit life                                               41           --              41
 Reinsurance ceded                                        (14)          --             (14)
                                                     -------------------------------------
                                                        3,157           89           3,068
 Accident and health:
  Direct                                                  230           --             230
  Reinsurance ceded                                       (51)          --             (51)
                                                     -------------------------------------
 Total accident and health                                179           --             179
                                                     -------------------------------------
                                                       $3,336          $89          $3,247
                                                     =====================================

 DECEMBER 31, 1996
 Ordinary direct first year business                   $   83          $(1)         $   84
 Ordinary direct renewal business                       3,078           25           3,053
 Group life direct business                               135           22             113
 Credit life                                                5           --               5
 Reinsurance ceded                                       (163)          --            (163)
                                                     -------------------------------------
                                                        3,138           46           3,092
 Accident and health:
  Direct                                                  165           --             165
  Reinsurance ceded                                        --           --              --
                                                     -------------------------------------
 Total accident and health                                165           --             165
                                                     -------------------------------------
                                                       $3,303          $46          $3,257
                                                     =====================================

At December 31, 1997 and 1996, the Company had insurance in force aggregating $597,855 and $615,025, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Department of Insurance of the State of New York. The Company established policy reserves of $1,476 and $1,520 to cover these deficiencies at December 31, 1997 and 1996, respectively.


7. DIVIDEND RESTRICTIONS

Generally, an insurance company's ability to pay dividends is limited to the amount that their net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payment of such amounts as dividends may be subject to approval by regulatory authorities. The Company is not entitled to pay out any dividends in 1998 without prior approval.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


8. RETIREMENT AND COMPENSATION PLANS

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the FASB 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. The Company was allocated $0, $13 and $14 of pension expense for the years ended December 31, 1997, 1996 and 1995, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements, are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company was allocated $12, $21 and $8 of expense for the years ended December 31, 1997, 1996 and 1995, respectively.

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $2 and $2 for the years ended December 31, 1996 and 1995, respectively. No expense related to these plans was recorded for 1997.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


9. RELATED PARTY TRANSACTIONS

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the Company's parent as needed.

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1997, 1996 and 1995, the Company paid $3,630, $3,539 and $3,961, respectively, for these services, which approximates their costs to the affiliates.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 5.60% at December 31, 1997. During 1997, 1996 and 1995, the Company paid net interest of $142, $29 and $289, respectively, to affiliates.


10. COMMITMENTS AND CONTINGENCIES

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. In accordance with the purchase agreement, assessments related to periods prior to the purchase of the Company will be paid by Dreyfus. Assessments attributable to business reinsured from MONY for premiums received prior to the date of the transaction will be paid by MONY. The Company will be responsible for assessments, if any, attributable to premium income after the date of purchase. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. The guaranty fund expense was $572, $167 and $(207) for the years ended December 31, 1997, 1996 and 1995, respectively.

                       AUSA Life Insurance Company, Inc.

                            (Dollars in thousands)


11. YEAR 2000 (UNAUDITED)

AEGON has adopted and has in place a Year 2000 Assessment and Planning Project (the "Project") to review and analyze its information technology and systems to determine if they are Year 2000 compatible. The Company has begun to convert or modify, where necessary, critical data processing systems. It is contemplated that the plan will be substantially completed by early 1999. The Company does not expect this project to have a significant effect on operations. However, to mitigate the effect of outside influences upon the success of the project, the Company has undertaken communications with its significant customers, suppliers and other third parties to determine their Year 2000 compatibility and readiness. Management believes that the issues associated with the Year 2000 will be resolved with no material financial impact on the Company.

Since the Year 2000 computer problem, and its resolution is complex and multifaceted, the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that systems or equipment addresses Year 2000 date data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived Project, including testing procedures, there is no certainty that any company will achieve complete success. Notwithstanding the efforts or results of the Company, its ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond its knowledge or control.

                       AUSA Life Insurance Company, Inc.

                      Summary of Investments  Other Than
                        Investments in Related Parties
                            (Dollars in thousands)

                               December 31, 1997



SCHEDULE I

                                                                                    AMOUNT AT WHICH
                                                                     MARKET           SHOWN IN THE
           TYPE OF INVESTMENT                     COST (1)            VALUE           BALANCE SHEET
---------------------------------------------------------------------------------------------------
FIXED MATURITIES
Bonds:
 United States Government and
  government agencies and authorities          $  578,548           $  591,837           $  578,548
 States, municipalities and political
  subdivisions                                     69,321               71,465               69,321
 Foreign governments                               42,195               40,618               42,195
 Public utilities                                 251,071              255,123              251,071
 All other corporate bonds                      2,854,374            2,921,055            2,854,374
                                               ----------------------------------------------------
Total fixed maturities                          3,795,509            3,880,098            3,795,509

EQUITY SECURITIES
Common stocks - industrial,
 miscellaneous and all other                          118                  144                  144
                                               ----------------------------------------------------
Total equity securities                               118                  144                  144


Mortgage loans on real estate                     495,009                                   495,009
Real estate acquired in satisfaction of
 debt                                              45,695                                    45,695
Policy loans                                          739                                       739
Cash and short-term investments                    53,508                                    53,508
Other long-term investments                        22,309                                    22,309
                                               ----------                                ----------
Total investments                              $4,412,887                                $4,412,913
                                               ==========                                ==========



(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                       AUSA Life Insurance Company, Inc.

                      Supplementary Insurance Information
                            (Dollars in thousands)



SCHEDULE III

                                             FUTURE POLICY                      POLICY AND
                                             BENEFITS AND       UNEARNED         CONTRACT
                                               EXPENSES         PREMIUMS        LIABILITIES
                                             ----------------------------------------------
YEAR ENDED DECEMBER 31, 1997
Individual life                                $ 71,117           $   --            $ 4,187
Individual health                                 6,607            2,657              9,050
Group life and health                               214               --                 --
Annuity                                         843,141               --                 --
                                             ----------------------------------------------
                                               $921,079           $2,657            $13,237
                                             ==============================================


YEAR ENDED DECEMBER 31, 1996
Individual life                                $ 19,493           $   --            $ 3,826
Individual health                                 7,687            2,493             11,160
Group life and health                               223               --                 --
Annuity                                         768,212               --                 --
                                             ----------------------------------------------
                                               $795,615           $2,493            $14,986
                                             ==============================================

YEAR ENDED DECEMBER 31, 1995
Individual life                                $ 17,935           $   --            $ 3,716
Individual health                                 8,009            2,842             13,515
Group life and health                               224               --                 --
Annuity                                         709,122               --                 --
                                             ----------------------------------------------
                                               $735,290           $2,842            $17,231
                                             ==============================================

                    NET         BENEFITS, CLAIMS       OTHER
     PREMIUM    INVESTMENT         LOSSES AND        OPERATING        PREMIUMS
     REVENUE      INCOME*      SETTLEMENT EXPENSES    EXPENSES*       WRITTEN
-------------------------------------------------------------------------------
$     58,696    $  3,949           $   56,689          $  3,393              -
      27,836       1,130               15,615             6,914        $26,560
       8,575         265                7,080             1,544          7,977
   1,146,805     319,837            1,335,808           155,513              -
----------------------------------------------------------------
$  1,241,912    $325,181           $1,415,192          $167,364
================================================================

     $ 8,468    $  2,040           $    9,087          $    734              -
      40,479       1,734               25,674            12,534        $40,098
       8,092         372                6,056             3,044         10,683
   1,060,655     319,682            1,016,105           381,285              -
----------------------------------------------------------------
$  1,117,694    $323,828           $1,056,922          $397,597
================================================================

$      8,388    $  1,634           $    8,062          $    770              -
      46,975       1,438               29,657            15,204        $46,558
       7,049         306                5,293               970          6,074
   1,144,423     314,626            1,181,235           290,402
----------------------------------------------------------------
$  1,206,835    $318,004           $1,224,247          $307,346
================================================================

* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                       AUSA Life Insurance Company, Inc.

                                  Reinsurance
                             (Dollars in thousands)


SCHEDULE IV

                                                            ASSUMED                    PERCENTAGE
                                             CEDED TO        FROM                      OF AMOUNT
                                GROSS         OTHER          OTHER           NET        ASSUMED
                               AMOUNT       COMPANIES      COMPANIES       AMOUNT       TO NET
                       ----------------------------------------------------------------------------
YEAR ENDED DECEMBER
 31, 1997

Life insurance in force      $1,559,108        $37,433       $216,838     $1,738,513       12%
                       ============================================================================

Premiums:
 Individual life             $   57,604        $   266       $  1,358     $   58,696        2%
 Individual health               27,044              4            796         27,836        3
 Group life and health            9,103            537              9          8,575        -
 Annuity                      1,145,802          3,739          4,742      1,146,805        -
                       ----------------------------------------------------------------------------
                             $1,239,553        $ 4,546       $  6,905     $1,241,912        1%
                       ============================================================================

YEAR ENDED DECEMBER
 31, 1996
Life insurance in force      $1,238,554        $68,804       $241,117     $1,410,867       17%
                       ============================================================================


Premiums:
 Individual life             $    7,652        $   560       $  1,376     $    8,468        16%
 Individual health               39,593              4            890         40,479         2
 Group life and health            8,085              -              7          8,092         -
 Annuity                      1,079,985         27,019          7,689      1,060,655         1
                       ----------------------------------------------------------------------------
                             $1,135,315        $27,583       $  9,962     $1,117,694         1%
                       ============================================================================

YEAR ENDED DECEMBER
 31, 1995
Life insurance in force      $1,497,961        $34,206       $266,127     $1,729,882        15%
                       ============================================================================

Premiums:
 Individual life             $    7,348        $   359       $  1,399     $    8,388        17%
 Individual health               46,609              5            371         46,975         1
 Group life and health            7,043              -              6          7,049         -
 Annuity                      1,146,720         37,944         35,647      1,144,423         3
                       ----------------------------------------------------------------------------
                             $1,207,720        $38,308       $ 37,423     $1,206,835         3%
                       ============================================================================

AUSA Endeavor Variable Annuity Account
The Endeavor Variable Annuity
Balance Sheet
December 31, 1997

                                                                                          T. Rowe                        Dreyfus
                                                             Endeavor      Endeavor        Price         Endeavor         Small
                                                               Money        Asset          Int'l.          Value           Cap
                                                              Market      Allocation       Stock          Equity          Value
                                               Total        Subaccount    Subaccount     Subaccount     Subaccount     Subaccount
                                               -----        ----------    ----------     ----------     ----------     ----------
Assets

Cash                                       $          11            11             -              -              -              -

Investments in mutual funds,
   at current market value (Note 2):
 Endeavor Series Trust:
   Endeavor Money Market Portfolio               732,175       732,175             -              -              -              -
   Endeavor Asset Allocation Portfolio         4,065,558             -     4,065,558              -              -              -
   T. Rowe Price Int'l Stock Portfolio         5,836,849             -             -      5,836,849              -              -
   Endeavor Value Equity Portfolio             6,220,819             -             -              -      6,220,819              -
   Dreyfus Small Cap Value Portfolio           4,248,037             -             -              -              -      4,248,037
   Dreyfus U.S. Gov't Securities Portfolio     1,329,168             -             -              -              -              -
   T. Rowe Price Equity Income Portfolio       5,741,536             -             -              -              -              -
   T. Rowe Price Growth Stock Portfolio        3,934,087             -             -              -              -              -
   Endeavor Opportunity Value Portfolio        1,006,411             -             -              -              -              -
   Endeavor Enhanced Index Portfolio             514,137             -             -              -              -              -
 WRL Series Fund, Inc.:
     WRL Growth Portfolio                     10,971,545             -             -              -              -              -

                                           -------------    ----------    ----------     ----------     ----------     ----------
 Total investments in mutual funds            44,600,322       732,175     4,065,558      5,836,849      6,220,819      4,248,037
                                           -------------    ----------    ----------     ----------     ----------     ----------
                                           -------------    ----------    ----------     ----------     ----------     ----------
 Total Assets                               $ 44,600,333       732,186     4,065,558      5,836,849      6,220,819      4,248,037
                                           =============    ==========    ==========     ==========     ==========     ==========


Liabilities and Contract Owners' Equity

Liabilities:
 Contract terminations payable              $      1,212             -            88            112            174            138
                                           -------------    -----------   ----------     ----------     ----------     ----------
 Total Liabilities                                 1,212             -            88            112            174            138

Contract Owners' Equity:
 Deferred annuity contracts terminable
   by owners (Note 3 )                        44,599,121       732,186     4,065,470      5,836,737      6,220,645      4,247,899
                                           -------------    ----------    ----------     ----------     ----------     ----------
                                            $ 44,600,333       732,186     4,065,558      5,836,849      6,220,819      4,248,037
                                           =============    ==========    ==========     ==========     ==========     ==========













































                                            Dreyfus        T. Rowe        T. Rowe
                                             U.S.           Price          Price         Endeavor      Endeavor
                                            Gov't.         Equity          Growth       Opportunity    Enhanced         WRL
                                          Securities       Income          Stock           Value         Index         Growth
                                          Subaccount     Subaccount      Subaccount     Subaccount    Subaccount     Subaccount
                                          ----------     ----------      ----------     -----------   ----------     ----------
Assets

Cash                                               -              -               -              -             -              -

Investments in mutual funds,
   at current market value (Note 2):
 Endeavor Series Trust:
   Endeavor Money Market Portfolio                 -              -               -              -             -              -
   Endeavor Asset Allocation
     Portfolo                                      -              -               -              -             -              -
   T. Rowe Price Int'l Stock Portfolio             -              -               -              -             -              -
   Endeavor Value Equity Portfolio                 -              -               -              -             -              -
   Dreyfus Small Cap Value Portfolio               -              -               -              -             -              -
   Dreyfus U.S. Gov't Securities Portfo    1,329,168              -               -              -             -              -
   T. Rowe Price Equity Income Portfolio           -      5,741,536               -              -             -              -
   T. Rowe Price Growth Stock Portfolio            -              -       3,934,087              -             -              -
   Endeavor Opportunity Value Portfolio            -              -               -      1,006,411             -              -
   Endeavor Enhanced Index Portfolio               -              -               -              -       514,137              -
 WRL Series Fund, Inc.:
   WRL Growth Portfolio                            -              -               -              -             -     10,971,545

                                          ----------     ----------      ----------     ----------     --------     -----------
 Total investments in mutual funds         1,329,168      5,741,536       3,934,087      1,006,411      514,137      10,971,545
                                          ----------     ----------      ----------     ----------     --------     -----------
                                          ----------     ----------      ----------     ----------     --------     -----------
 Total Assets                              1,329,168      5,741,536       3,934,087      1,006,411      514,137      10,971,545
                                          ==========     ==========      ==========     ==========     ========     ===========


Liabilities and Contract Owners' Equity

Liabilities:
 Contract terminations payable                     1            138             133             21           13             394
                                          ----------     ----------      ----------     ----------     --------     -----------
 Total Liabilities                                 1            138             133             21           13             394

Contract Owners' Equity:
 Deferred annuity contracts terminable
   by owners (Note 3 )                     1,329,167      5,741,398       3,933,954      1,006,390      514,124      10,971,151
                                          ----------     ----------      ----------     ----------     --------     -----------
                                           1,329,168      5,741,536       3,934,087      1,006,411      514,137      10,971,545
                                          ==========     ==========      ==========     ==========     ========     ===========



See accompanying Notes to Financial Statements.

Ausa Endeavor Variable Annuity Account
The Endeavor Variable Annuity
Report of Independent Auditors

The Board of Directors and Contract Owners of AUSA Endeavor Variable Annuity Account,
AUSA Life Insurance Company, Inc.

     We have audited the accompanying balance sheet of AUSA Endeavor Variable Annuity Account as of December 31, 1997, and the related statements of operations for the year then ended and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1997 by correspondence with the mutual funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AUSA Endeavor Variable Annuity Account at December 31, 1997, and the results of its operations for the year then ended and changes in its contract owners' equity for each of the two years in the period then ended in conformity with generally accepted accounting principles.



Des Moines, Iowa
March 27, 1998

AUSA Endeavor Variable Annuity Account
The Endeavor Variable Annuity
Statement of Operations
Year Ended December 31, 1997, Except as Noted

                                                                                               T. ROWE                 DREYFUS
                                                                       ENDEAVOR    ENDEAVOR     PRICE      ENDEAVOR     SMALL
                                                                        MONEY       ASSET       INT'L.      VALUE        CAP
                                                                        MARKET    ALLOCATION    STOCK       EQUITY      VALUE
                                                            TOTAL     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
                                                            -----     ----------  ----------  ----------  ----------  ----------
NET INVESTMENT INCOME (LOSS)

Income:
   Dividends                                               $1,793,847     44,587      38,881      29,602     143,560     285,550
Expenses (Note 4):
     Administration fee                                        20,620        395       1,856       2,907       2,708       2,100
     Mortality and expense risk charge                        448,865     12,476      43,585      63,318      60,280      40,813
                                                           ----------- ----------  ----------  ----------  ----------   ---------
      Net investment income (loss)                         $1,324,362     31,716      (6,560)    (36,623)     80,572     242,637
                                                           =========== ==========  ==========  ==========  ==========   =========


NET REALIZED & UNREALIZED CAPITAL GAIN (LOSS)
  FROM INVESTMENTS

Net realized capital gain from sales of investments:
   Proceeds from sales                                      2,397,801    514,011     288,862     384,492     279,661     128,984
   Cost of investments sold                                 1,860,492    514,011     184,922     317,225     184,115      86,468
                                                           ----------- ----------  ----------  ----------  ----------   ---------
Net realized capital gain from sales of investments           537,309          -     103,940      67,267      95,546      42,516

Net change in unrealized appreciation/depreciation
  of investments:
   Beginning of the period                                  1,762,593          -     299,221     236,578     348,773     278,785
   End of the period                                        4,604,053          -     710,551     159,780   1,057,390     504,537
                                                           ----------- ----------  ----------  ----------  ----------   ---------

      Net change in unrealized appreciation/depreciation
        of investments                                      2,841,460          -     411,330     (76,798)    708,617     225,752
                                                           ----------- ----------  ----------  ----------  ----------   ---------

      Net realized and unrealized capital gain (loss)
        from investments                                    3,378,769          -     515,270      (9,531)    804,163     268,268
                                                           ----------- ----------  ----------  ----------  ----------   ---------

INCREASE (DECREASE) FROM OPERATIONS                        $4,703,131     31,716     508,710     (46,154)    884,735     510,905
                                                           =========== ==========  ==========  ==========  ==========   =========


























                                                         DREYFUS      T. ROWE      T. ROWE
                                                           U.S.        PRICE        PRICE      ENDEAVOR      ENDEAVOR
                                                          GOV'T.       EQUITY       GROWTH    OPPORTUNITY    ENHANCED
                                                        SECURITIES     INCOME       STOCK        VALUE         INDEX
                                                        SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT (1)
                                                        ----------   ----------   ----------   ----------   --------------
Net Investment Income (Loss)

Income:
   Dividends                                                27,395       91,803       19,125           48                -
Expenses (Note 4):
     Administration fee                                        616        2,137        1,614          174               20
     Mortality and expense risk charge                      12,766       53,536       37,179        8,475            1,984
                                                          ---------  -----------  -----------    ----------       ----------
      Net investment income (loss)                          14,013       36,130      (19,668)      (8,601)          (2,004)
                                                          =========  ===========  ===========    ==========       ==========


NET REALIZED & UNREALIZED CAPITAL GAIN (LOSS)
  FROM INVESTMENTS

Net realized capital gain from sales of investments:
   Proceeds from sales                                      71,243      120,095      151,150       15,519           44,737
   Cost of investments sold                                 69,154       83,161      101,677       13,735           41,970
                                                          ---------  -----------  -----------    ----------       ----------
Net realized capital gain from sales of investments          2,089       36,934       49,473        1,784            2,767

Net change in unrealized appreciation/depreciation
  of investments:
   Beginning of the period                                   7,435      227,251      174,087         (106)               -
   End of the period                                        65,432    1,045,433      762,948       80,372           17,739
                                                          ---------  -----------  -----------    ----------       ----------

      Net change in unrealized appreciation/depreciation
        of investments                                      57,997      818,182      588,861       80,478           17,739
                                                          ---------  -----------  -----------    ----------       ----------

      Net realized and unrealized capital gain (loss)
        from investments                                    60,086      855,116      638,334       82,262           20,506
                                                          ---------  -----------  -----------    ----------       ----------

INCREASE (DECREASE) FROM OPERATIONS                         74,099      891,246      618,666       73,661           18,502
                                                          =========  ===========  ===========    ==========       ==========

















                                                                WRL
                                                               GROWTH
                                                              SUBACCOUNT
                                                              ----------
Net Investment Income (Loss)

Income:
   Dividends                                                   1,113,296
Expenses (Note 4):
     Administration fee                                            6,093
     Mortality and expense risk charge                           114,453
                                                               ----------
      Net investment income (loss)                               992,750
                                                               ==========


NET REALIZED & UNREALIZED CAPITAL GAIN (LOSS)
  FROM INVESTMENTS

Net realized capital gain from sales of investments:
   Proceeds from sales                                           399,047
   Cost of investments sold                                      264,054
                                                               ----------
Net realized capital gain from sales of investments              134,993

Net change in unrealized appreciation/depreciation
  of investments:
   Beginning of the period                                       190,569
   End of the period                                             199,871
                                                               ----------

      Net change in unrealized appreciation/depreciation
        of investments                                             9,302
                                                               ----------

      Net realized and unrealized capital gain (loss)
        from investments                                         144,295
                                                               ----------

INCREASE (DECREASE) FROM OPERATIONS                            1,137,045
                                                               ==========

(1) Period from May 1, 1997 (commencement of operations) to December 31, 1997


See accompanying Notes to Financial Statements.

AUSA Endeavor Variable Annuity Account
The Endeavor Variable Annuity
Statements of Changes in Contract Owners' Equity
Years Ended December 31,1997 and 1996, Except as Noted



                                                                                          Endeavor                  Endeavor
                                                                                           Money                     Asset
                                                                                           Market                  Allocation
                                                               Total                     Subaccount                Subaccount
                                                      --------------------------   ----------------------   ---------------------
                                                           1997        1996          1997          1996        1997         1996
Operations

  Net investment income (loss)                        $ 1,324,362        325,302      31,716      19,314        (6,560)      4,423
  Net realized capital gain (loss)                        537,309         89,254         -           -         103,940      16,311
  Net change in unrealized appreciation/
    depreciation of investments                         2,841,460      1,408,104         -           -         411,330     189,711
                                                      ------------    -----------   ----------  ----------   ----------   ---------
  Increase (decrease) from operations                   4,703,131      1,822,660      31,716      19,314       508,710     210,445
                                                      ------------    -----------   ----------  ----------   ----------   ---------
Contract Transactions

  Net contract purchase payments                        9,220,861      8,945,238     333,392     849,831       476,507     451,716
  Transfer payments from (to) other subaccounts
    or general account                                 11,407,256      3,698,118    (400,679)   (403,786)    1,090,186     506,790
  Contract terminations, withdrawals,
    and other deductions                                 (558,344)      (390,272)        -           -         (69,404)    (68,621)
                                                      ------------    -----------   ----------  ----------   ----------   ---------
  Increase (decrease) from contract transactions       20,069,773     12,253,084     (67,287)    446,045     1,497,289     889,885
                                                      ------------    -----------   ----------  ----------   ----------   ---------
                                                      ------------    -----------   ----------  ----------   ----------   ---------
  Net increase (decrease) in contract owners' equity   24,772,904     14,075,744     (35,571)    465,359     2,005,999   1,100,330
                                                      ------------    -----------   ----------  ----------   ----------   ---------
Contract Owners' Equity

  Beginning of the period                              19,826,217      5,750,473     767,757     302,398     2,059,471     959,141
                                                      ------------    -----------   ----------  ----------   ----------   ---------
  End of the period                                   $44,599,121     19,826,217     732,186     767,757     4,065,470   2,059,471
                                                      ============    ===========   ==========  ==========   ==========   =========

                                                                  T. Rowe                                         Dreyfus
                                                                   Price                 Endeavor                  Small
                                                               International               Value                    Cap
                                                                   Stock                  Equity                   Value
                                                                Subaccount              Subaccount              Subaccount
                                                         ------------------------   --------------------   ---------------------
                                                          1997            1996        1997         1996        1997        1996
                                                          -----           -----       -----        -----       -----       -----
Operations

  Net investment income (loss)                            (36,623)       (13,203)     80,572      14,765       242,637      30,082
  Net realized capital gain (loss)                         67,267          5,005      95,546      20,748        42,516      19,083
  Net change in unrealized appreciation/
    depreciation of investments                           (76,798)       214,284     708,617     288,669       225,752     233,035
                                                         ---------      ---------   ---------   ---------     --------   ---------
  Increase (decrease) from operations                     (46,154)       206,086     884,735     324,182       510,905     282,200
                                                         ---------      ---------   ---------   ---------     --------   ----------
Contract Transactions

  Net contract purchase payments                        1,358,284        996,418   1,004,197   1,032,776       847,169     581,260
  Transfer payments from (to) other subaccounts
    or general account                                  1,831,294        843,943   1,750,664     598,804     1,086,084     367,127
  Contract terminations, withdrawals,
    and other deductions                                  (80,849)       (69,872)    (72,413)    (61,807)      (50,547)    (22,302)

                                                       -----------    ----------- -----------  -----------  -----------  ----------
  Increase (decrease) from contract transactions       3 ,108,729      1,770,489   2,682,448   1,569,773     1,882,706     926,085
                                                       -----------    ----------- -----------  -----------  -----------  ----------
                                                       -----------    ----------- -----------  -----------  -----------  ----------
  Net increase (decrease) in contract owners' equity    3,062,575      1,976,575   3,567,183   1,893,955     2,393,611   1,208,285
                                                       -----------    ----------- -----------  -----------  -----------  ----------
Contract Owners' Equity

  Beginning of the period                               2,774,162        797,587   2,653,462     759,507     1,854,288     646,003
                                                       -----------    ----------- -----------  -----------  -----------  ----------
  End of the period                                     5,836,737      2,774,162   6,220,645   2,653,462     4,247,899   1,854,288
                                                       ===========    =========== ===========  ===========  ===========  ==========

                                                              Dreyfus                   T. Rowe                   T. Rowe
                                                                U.S.                     Price                     Price
                                                             Government                 Equity                    Growth
                                                             Securities                  Income                    Stock
                                                             Subaccount                Subaccount               Subaccount
                                                       ---------------------  -------------------------  -----------------------
                                                           1997       1996        1997           1996         1997      1996
                                                           ----       ----        ----           ----         ----      -----
Operations

  Net investment income (loss)                           14,013       9,258       36,130        (6,843)   $  (19,668)     1,959
  Net realized capital gain (loss)                        2,089      (2,573)      36,934        11,322        49,473      4,575
  Net change in unrealized appreciation/
    depreciation of investments                          57,997       1,717      818,182       205,913       588,861    158,184
                                                     -----------   ---------  -----------   -----------   -----------  ---------
  Increase (decrease) from operations                    74,099       8,402      891,246       210,392       618,666    164,718
                                                     -----------   ---------  -----------   -----------   -----------  ---------
Contract Transactions

  Net contract purchase payments                        189,291     336,517    1,328,455     1,120,024       799,864     890,676
  Transfer payments from (to) other subaccounts
    or general account                                  415,951     111,586    1,479,634       458,878       980,121     250,896
  Contract terminations, withdrawals,
    and other deductions                                (15,899)    (21,050)     (69,431)      (55,759)      (19,352)     (8,247)
                                                     -----------   ---------  -----------   -----------
  Increase (decrease) from contract transactions        589,343     427,053    2,738,658     1,523,143     1,760,633   1,133,325
                                                     -----------   ---------  -----------   -----------   -----------  ----------
                                                     -----------   ---------  -----------   -----------   -----------  ----------
  Net increase (decrease) in contract owners' equity    663,442     435,455    3,629,904     1,733,535     2,379,299   1,298,043
                                                     -----------   ---------  -----------   -----------   -----------  ----------
Contract Owners' Equity

  Beginning of the period                               665,725     230,270    2,111,494       377,959     1,554,655     256,612
                                                     -----------   ---------  -----------   -----------   -----------  ----------
  End of the period                                   1,329,167     665,725    5,741,398     2,111,494    $3,933,954   1,554,655
                                                     ===========   =========  ===========   ===========   ===========  ==========

                                                            Endeavor              Endeavor
                                                           Opportunity            Enhanced              WRL
                                                              Value                Index               Growth
                                                            Subaccount           Subaccount          Subaccount
                                                     ------------------------   ------------   ----------------------
                                                       1997         1996(1)       1997(2)         1997      1996
                                                       -----        -------       -------         ----      ----
Operations

  Net investment income (loss)                           (8,601)        (8)        (2,004)        992,750     265,555
  Net realized capital gain (loss)                        1,784        -            2,767         134,993      14,783
  Net change in unrealized appreciation/
    depreciation of investments                          80,478       (106)        17,739           9,302     116,697
                                                        --------    --------       -------      ----------   --------
  Increase (decrease) from operations                    73,661       (114)        18,502       1,137,045     397,035
                                                        --------    --------       -------      ----------   --------


Contract Transactions

 Net contract purchase payments                         636,399    179,807        299,901        1,947,402  2,506,213
 Transfer payments from (to) other subaccounts
   or general account                                   127,025        -          197,261        2,849,715    963,880
 Contract terminations, withdrawals,
   and other deductions                                 (10,388)       -           (1,540)        (168,521)   (82,614

 Increase (decrease) from contract transactions         753,036    179,807        495,622        4,628,596  3,387,479
                                                        --------   --------       --------       ---------  ---------

 Net increase (decrease) in contract owners' equity     826,697    179,693        514,124        5,765,641  3,784,514
                                                        --------   --------       --------       ---------  ---------
Contract Owners' Equity
 Beginning of the period                                179,693        -              -          5,205,510  1,420,996
                                                        --------   --------       --------       ---------  ---------

 End of the period                                     1,006,390    179,693       514,124       10,971,151  5,205,510
                                                       =========   ========      =========      ==========  =========

(1) Period from December 13, 1996 (commencement of operations) to December 31, 1996
(2) Period from May 1, 1997 (commencement of operations) to December 31, 1997

See accompanying Notes to Financial Statements.

AUSA Endeavor Variable Annuity Account
The Endeavor Variable Annuity
Notes to Financial Statements
December 31, 1997

1. Organization and Summary of Significant Accounting Policies

   Organization- The AUSA Endeavor Variable Annuity Account ("Mutual Fund Account") is a segregated investment account of AUSA Life Insurance Company, Inc. ("AUSA Life), an indirect, wholly-owned subsidiary of AEGON nv, a holding company organized under the laws of the Netherlands.

   The Enhanced Index Subaccount commenced operations on May 1, 1997. The Opportunity Value Subaccount commenced operations on December 13, 1996. Effective May 1, 1996, the names of the Money Market, Managed Asset Allocation, Quest for Value Equity, Quest for Value Small Cap, and U.S. Government Securities Portfolios and Subaccounts were changed to TCW Money Market, TCW Managed Asset Allocation, Value Equity, Value Small Cap, and Dreyfus U.S. Government Securities and Portfolios and Subaccounts, respectively. Effective October 29, 1996, the names of the Value Small Cap Portfolio and Subaccount were changed to Dreyfus Small Cap Value Portfolio and Subaccount, respectively. The investment advisor of the Endeavor Series Trust is Endeavor Investment Advisors, a general partnership between Endeavor Management Co. and AUSA Financial Markets, Inc., an affiliate of AUSA Life. The investment advisor for the WRL Series Fund, Inc. is WRL Investment Management , Inc. a subsidiary of Western Reserve Life Assurance Co. of Ohio, an affiliate of AUSA Life.

   The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940.

   Investments --- Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Endeavor Series Trust, and the Growth Portfolio of the WRL Series Fund, Inc. (collectively the "Series Funds"), as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 1997.

   Realized capital gains and losses from sale of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are credited or charged to contract owners equity.

   Dividend Income --- Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

AUSA Endeavor Variable Annuity Account
The Endeavor Variable Annuity
Notes to Financial Statements
December 31, 1997

2. Investments
A summary of the mutual fund investment at December 31, 1997 follows:

                                                          Number of          Net Asset Value
                                                          Shares Held          Per Share            Market Value         Cost
                                                        ---------------    -------------------    ----------------   -------------
   Endeavor Series Trust:
     Endeavor Money Market Portfolio                      732,175.430      $        1.00          $     732,175      $    732,175
     Endeavor Asset Allocation Portfolio                  181,985.607              22.34              4,065,558         3,355,007
     T. Rowe Price Int'l Stock Portfolio                  410,467.604              14.22              5,836,849         5,677,069
     Endeavor Value Equity Portfolio                      300,522.634              20.70              6,220,819         5,163,429
     Dreyfus Small Cap Value Portfolio                    258,868.802              16.41              4,248,037         3,743,500
     Dreyfus U.S. Gov't Securities Portfolio              111,977.054              11.87              1,329,168         1,263,736
     T. Rowe Price Equity Income Portfolio                296,873.608              19.34              5,741,536         4,696,103
     T. Rowe Price Growth Stock Portfolio                 189,320.825              20.78              3,934,087         3,171,139
     Endeavor Opportunity Value Portfolio                  85,651.971              11.75              1,006,411           926,039
     Endeavor Enhanced Index Portfolio                     41,833.787              12.29                514,137           496,398
   WRL Series Fund, Inc.:
     WRL Growth Portfolio                                 297,782.142          36.844201             10,971,545        10,771,674
                                                                                                  -------------      ------------
                                                                                                  $  44,600,322      $ 39,996,269
                                                                                                  =============      ============


The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                                                 Year Ended December 31, or
                                                                          Commencement of Operations to December 31
                                                                -------------------------------------------------------------
                                                                              1997                             1996
                                                                -----------------------------   -----------------------------
                                                                   Purchases         Sales           Purchases        Sales
                                                                --------------- -------------   ----------------- -----------
   Endeavor Series Trust:
     Endeavor Money Market Portfolio                            $    478,323        514,011           880,105         414,686
     Endeavor Asset Allocation Portfolio                           1,779,492        288,862           986,607          92,138
     T. Rowe Price Int'l Stock Portfolio                           3,456,564        384,492         1,822,939          65,520
     Endeavor Value Equity Portfolio                               3,042,604        279,661         1,648,916          64,146
     Dreyfus Small Cap Value Portfolio                             2,254,509        128,984         1,110,497         154,397
     Dreyfus U.S. Gov't Securities Portfolio                         674,591         71,243           525,184          88,868
     T. Rowe Price Equity Income Portfolio                         2,894,969        120,095         1,578,572          62,231
     T. Rowe Price Growth Stock Portfolio                          1,892,220        151,150         1,167,599          32,296
     Endeavor Opportunity Value Portfolio                            759,976         15,519           179,798               -
     Endeavor Enhanced Index Portfolio                               538,368         44,737                 -               -
   WRL Series Fund, Inc.:
     WRL Growth Portfolio                                          6,020,425        399,047         3,729,079          75,787
                                                                ------------    -----------     -------------     -----------

                                                                $ 23,792,041      2,397,801        13,629,296       1,050,069
                                                                ============    ===========     =============     ===========

AUSA Endeavor Variable Annuity Account
The Endeavor Variable Annuity
Notes to Financial Statements
December 31, 1997


3    Contract Owners' Equity

A summary of deferred annuity contracts terminable by owners at December 31, 1997 follows:

                                               Accumulation          Accumulation           Total
     Subaccount                                 Units Owned           Unit Value       Contract Value
     ----------                             -------------------   ----------------   -----------------
   Endeavor Money Market                        611,981.762       $    1.196418      $      732,186
   Endeavor Asset Allocation                  1,871,808.286            2.171948           4,065,470
   T. Rowe Price Int'l Stock                  4,334,553.810            1.346560           5,836,737
   Endeavor Value Equity                      2,981,906.712            2.086130           6,220,645
   Dreyfus Small Cap Value                    2,294,637.110            1.851229           4,247,899
   Dreyfus U.S. Gov't Securities              1,093,934.793            1.215033           1,329,167
   T. Rowe Price Equity Income                2,982,510.532            1.925022           5,741,398
   T. Rowe Price Growth Stock                 1,925,118.021            2.043487           3,933,954
   Endeavor Opportunity Value                   869,832.105            1.156993           1,006,390
   Endeavor Enhanced Index                      422,227.210            1.217647             514,124
   WRL Growth                                   557,897.978           19.665157          10,971,151
                                                                                    ----------------
                                                                                     $   44,599,121
                                                                                    ================

                                                                                      T. Rowe                  Dreyfus     Dreyfus
At December 31, 1997 contract owners' equity was comprised of: Endeavor    Endeavor    Price       Endeavor     Small       U.S.
                                                                 Money      Asset      Int'l.       Value         Cap       Gov't.
                                                                Market    Allocation    Stock       Equity       Value    Securities
                                             Total            Subaccount  Subaccount  Subaccount  Subaccount  Subaccount  Subaccount
                                             -----            ----------  ----------  ----------  ----------  ----------  ----------
Unit transactions, accumulated
 net investment income and
 realized capital gains                   $ 39,995,068         732,186    3,354,919   5,676,957    5,163,255   3,743,362  1,263,735
Adjustment for appreciation/
 depreciation to market value                4,604,053               -      710,551     159,780    1,057,390     504,537     65,432
                                          ------------         -------    ---------   ---------    ---------   ---------  ---------
 Total Contract Owners' Equity           $  44,599,121         732,186    4,065,470   5,836,737    6,220,645   4,247,899  1,329,167
                                          ============         =======    =========   =========    =========   =========  =========

                                                                   T. Rowe      T. Rowe
At December 31, 1997 contract owners' equity was comprised of:      Price        Price       Endeavor       Enceavor
                                                                    Equity       Growth     Opportunity     Enhanced       WRL
                                                                    Income        Stock        Value          Index       Growth
                                                                  Subaccount   Subaccount   Subaccount     Subaccount   Subaccount
                                                                  ----------   ----------   -----------    ----------   ----------
Unit transactions, accumulated
 net investment income and
 realized capital gains                                           4,695,965    3,171,006      926,018       496,385     10,771,280
Adjustment for appreciation/
 depreciation to market value                                     1,045,433      762,948       80,372        17,739        199,871
                                                                  ---------    ---------    ---------      --------     ----------
 Total Contract Owners' Equity                                    5,741,398    3,933,954    1,006,390       514,124     10,971,151
                                                                  =========    =========    =========      ========     ==========

A summary of changes in contract owners' account units follows                      TCW        T. Rowe                     Dreyfus
                                                                       TCW        Managed       Price       Endeavor         Small
                                                                      Money        Asset        Int'l.       Value           Cap
                                                                     Market      Allocation     Stock        Equity         Value
                                                                   Subaccount    Subaccount   Subaccount   Subaccount    Subaccount
                                                                   ----------    ----------   ----------   ----------    ----------
Units outstanding at 1/1/96                                          271,035        607,869     681,094       547,234       535,283
Units purchased                                                      750,980        264,897     798,316       680,695       445,979
Units redeemed and transferred                                      (356,841)       250,703     605,423       337,670       258,181
                                                                   ----------    ----------   ---------    ----------    ----------
Units outstanding 12/31/96                                           665,174      1,123,469   2,084,833     1,565,599     1,239,443
Units purchased                                                      287,198        241,650     976,337       539,580       478,443
Units redeemed and transferred                                      (340,390)       506,689   1,273,384       876,728       576,751
                                                                   ----------    ----------   ---------    ----------    ----------
Units outstanding 12/31/97                                           611,982      1,871,808   4,334,554     2,981,907     2,294,637
                                                                   ==========    ==========   =========    ==========    ==========

A summary of changes in contract owners' account units follows:  Dreyfus     T. Rowe     T. Rowe
                                                                  U.S.        Price       Price     Endeavor    Endeavor
                                                                 Gov't.      Equity      Growth    Opportunity  Enhanced     WRL
                                                               Securities    Income       Stock       Value       Index     Growth
                                                               Subaccount  Subaccount  Subaccount  Subaccount  Subaccount Subaccount
                                                               ----------  ----------  ----------  ----------  ---------- ----------
Units outstanding at 1/1/96                                       204,814     293,620     189,614     -          -          97,436
Units purchased                                                   305,474     810,397     615,741     178,913    -         156,541
Units redeemed and transferred                                     79,492     283,590     159,303     -          -          52,878
                                                               ----------  ----------  ----------  ----------    -------  --------
Units outstanding 12/31/96                                        589,780   1,387,607     964,658     178,913    -         306,855
Units purchased                                                   160,483     780,799     442,620     584,681    257,278   105,365
Units redeemed and transferred                                    343,672     814,105     517,840     106,238    164,949   145,678
                                                               ----------  ----------  ----------  ----------    -------  --------
Units outstanding 12/31/97                                      1,093,935   2,982,511   1,925,118     869,832    422,227   557,898
                                                               ==========  ==========  ==========  ==========    =======  ========

AUSA Endeavor Variable Annuity Account
The Endeavor Variable Annuity
Notes to Financial Statements
December 31, 1997

4 Administrative, Mortality and Expense Risk Charge

  Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract which will commence on the first policy anniversary of each contract owner's account. For policies issued on or after May 1, 1995, the fee is waived if the sum of the premium payments made less the sum of all partial withdrawals is at least $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account.

  AUSA Life deducts a daily charge equal to an annual rate of 1.25% of the value of the contract owners' account as a charge for assuming certain mortality and expense risks. AUSA Life also deducts a daily charge equal to an annual rate of .15% of the contract owners' account for administrative expenses.


5 Taxes

  Operations of the Mutual Fund Account form a part of AUSA Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of AUSA Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from AUSA Life. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to AUSA Life.


6 Year 2000 (Unaudited)

  AUSA Life and its parent have adopted and have in place a Year 2000 Assessment and Planning Project (the "Project") to review and analyze its information technology and systems to determine if they are Year 2000 compatible. AUSA Life has begun to convert, remediate or modify, where necessary, critical data processing systems. It is contemplated that the Project will be substantially completed by early 1999. AUSA Life does not expect this Project to have a significant effect on operations. However, to mitigate the effect of outside influences upon the success of the Project, AUSA Life has undertaken communications with its significant customers, suppliers and other third parties to determine their Year 2000 compatibility and readiness. Management believes that the issues associated with the Year 2000 will be resolved with no material financial impact on AUSA Life.

  Since the Year 2000 computer problem, and its resolution, is complex and multifaceted, the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that systems or equipment addresses Year 2000 date data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived Project, including testing procedures, there is no certainty that any company will achieve complete success. Notwithstanding the efforts or results of AUSA Life, its ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond its knowledge or control.

PART C      OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

        (a) Financial Statements

            All required financial statements are included in Part B of this Registration Statement.

        (b) Exhibits:

            (1)  (a)         Resolution of the Board of Directors of
                             AUSA Life Insurance Company, Inc. authorizing establishment of the Mutual Fund Account.
                             Note 2.

            (2)              Not Applicable.

            (3)  (a)         Principal Underwriting Agreement by and between
                             AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Mutual Fund
                             Account, and AEGON USA Securities, Inc.
                             Note 1.


            (3)  (a)  (1)    Principal Underwriting Agreement by and between
                             AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Mutual Fund
                             Account, and AFSG Securities Corporation.
                             Note 7.


                 (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 7.

            (4)  (a)         Form of Policy for the Endeavor Variable
                             Annuity.  Note 2.


                 (b)         Form of Policy Endorsement. (Dollar Cost Averaging)
                             Note 4.


                 (c) Form of Policy Endorsement. (Annuity Commencement Date, Service Charge) Note 4.

                 (d)         Form of Policy for the Endeavor Variable Annuity.
                             Note 5.

            (5)  (a)         Form of Application for the Endeavor Variable
                             Annuity.  Note 2.


                 (b) Form of Application for the Endeavor Variable Annuity. Note 4.

                 (c) Form of Application for the Endeavor Variable Annuity. Note 5.

            (6)  (a)         Articles of Incorporation of AUSA
                             Life Insurance Company, Inc.  Note 1.

                 (b)         ByLaws of AUSA Life
                             Insurance Company, Inc.  Note 1.

            (7)              Not Applicable.

            (8)  (a)         Participation Agreement by and between
                             AUSA Life Insurance Company, Inc.
                             and Endeavor Series Trust and Addendum thereto
                             Note 2.

                 (b) Participation Agreement with WRL Series Fund, Inc. and Addendum thereto. Note 2.

                 (c) Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 4.

                 (d) Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 5.

            (9)  (a)         Opinion and Consent of Counsel.  Note 2.

                     (b)     Consent of Counsel.  Note 2.



                (10) (a)     Consent of Independent Auditors.  Note 7.



                     (b)     Opinion and Consent of Actuary Note 7.

                (11)         Not Applicable.

                (12)         Not Applicable.

                (13)         Performance Data Calculations.  Note 2.


                (14) Powers of Attorney. Note 2. (C.H. Verhagen, L.G. Brown, W.L. Busler, J.R. Dykhouse, S.E. Frushtick, C.T. Hanson, B.L. Jenkins, V.F. Mihaic, P.P. Post, T.A. Schlossberg, E.K. Warren, R.J. Kontz) Note 3. (William Brown, Jr., Colette Vargas), (Brenda K. Clancy) Note 4.

           Note 1. Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-83560) on September 1, 1994.

           Note 2. Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-83560) on December 21, 1994.


           Note 3. Filed with Post-Effective Amendment No.3 to Form N-4 Registration Statement (File No. 33-83560) on April 24, 1996.


           Note 4. Filed with Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 33-83560) on April 30, 1997.


           Note 5.   Filed with Post-Effective Amendment No. 5
                     to Form N-4 Registration Statement (File No. 33-83560) on September 26, 1997.



           Note 6. Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 33-83560) on November 24, 1997.


           Note 7.   Filed Herewith.


Item 25.        Directors and Officers of the Depositor


                                             Principal
                                             Positions
Name and                                     and Offices with
Business Address                                Depositor
----------------                                ---------
        Tom A. Schlossberg                 Director and President
        4 Manhattanville Road
        Purchase, NY  10577

        Larry G. Brown                     Director and Chairman of the Board
        201 Highland Avenue
        Largo, FL  33770

        William L. Busler                  Director and Vice President
        4333 Edgewood Road NE
        Cedar Rapids, IA  52499

        Patrick S. Baird                   Vice President and Chief Operating Officer
        4333 Edgewood Road NE
        Cedar Rapids, IA  52499

        Craig D. Vermie                    Secretary
        4333 Edgewood Road NE
        Cedar Rapids, IA  52499

        Colette Vargas                     Director and Chief Actuary
        4 Manhattanville Road
        Purchase, NY  10577

        Brenda K. Clancy                   Treasurer
        4333 Edgewood Road NE
        Cedar Rapids, Iowa  52499


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


                                   Jurisdication of           Percent of Voting
Name                               Incorporation              Securities Owned                       Business
----                               -------------              ----------------                       --------

AEGON N.V.                         Netherlands                53.63% of Vereniging                   Holding company
                                   Corporation                AEGON Netherlands
                                                              Membership Association

Groninger Financieringen B.V.      Netherlands                100% of AEGON N.V.                     Holding company
                                   Corporation                Netherlands Corporation

AEGON Netherland N.V.              Netherlands                100% of AEGON N.V.                     Holding company
                                   Corporation                Netherlands Corporation

AEGON Nevak Holding B.V.           Netherlands                100% of AEGON N.V.                     Holding company
                                   Corporation                Netherlands Corporation

AEGON International N.V.           Netherlands                100% of AEGON N.V.                     Holding company
                                   Corporation                Netherlands Corporation

Voting Trust                       Delaware                                                          Voting Trust
Trustees:
K.J. Storm
Donald J. Shepard
H.B. Van Wijk
Dennis Hersch

AEGON U.S. Holding                 Delaware                   100% of Voting Trust                   Holding company
Corporation

Short Hills Management             New Jersey                 100% of AEGON U.S.                     Holding company
Company                                                       Holding Corporation

CORPA Reinsurance                  New York                   100% of AEGON U.S.                     Holding company
Company                                                       Holding Corporation

AEGON Management                   Indiana                    100% of AEGON U.S.                     Holding company
Company                                                       Holding Corporation

RCC North America Inc.             Delaware                   100% of AEGON U.S.                     Holding company
                                                              Holding Corporation

AEGON USA, Inc.                    Iowa                       100% AEGON U.S.                        Holding company
                                                              Holding Corporation

AUSA Holding Company               Maryland                   100% AEGON USA, Inc.                   Holding company

Monumental General Insurance       Maryland                   100% AUSA Holding Co.                  Holding company
Group, Inc.

Trip Mate Insurance Agency, Inc.   Kansas                     100% Monumental General                Sale/admin. of travel
                                                              Insurance Group, Inc.                  insurance

Monumental General                 Maryland                   100% Monumental General                Provides management srvcs.
Administrators, Inc.                                          Insurance Group, Inc.                  to unaffiliated third party
                                                                                                     administrator

Executive Management and           Maryland                   100% Monumental General                Provides actuarial consulting
Consultant Services, Inc.                                     Administrators, Inc.                   services

Monumental General Mass            Maryland                   100% Monumental General                Marketing arm for sale of
Marketing, Inc.                                               Insurance Group, Inc.                  mass marketed insurance
                                                                                                     coverages

Diversified Investment             Delaware                   100% AUSA Holding Co.                  Registered investment advisor
Advisors, Inc.

Diversified Investors Securities   Delaware                   100% Diversified Investment            Broker-Dealer
Corp.                                                         Advsiors, Inc.

AEGON USA Securities, Inc.         Iowa                       100% AUSA Holding Co.                  Broker-Dealer

Supplemental Ins. Division, Inc.   Tennessee                  100% AUSA Holding Co.                  Insurance

Creditor Resources, Inc.           Michigan                   100% AUSA Holding Co.                  Credit insurance

CRC Creditor Resources             Canada                     100% Creditor Resources, Inc.          Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment               Iowa                       100% AUSA Holding Co.                  Investment advisor
Management, Inc.

AEGON USA Realty                   Iowa                       100% AUSA Holding Co.                  Provides real estate
Advisors, Inc.                                                                                       administrative and real
                                                                                                     estate investment services

Quantra Corporation                Delaware                   100% AEGON USA Realty                  Real estate and financial
                                                              Advisors, Inc.                         software production and sales

Quantra Software Corporation       Delaware                   100% Quantra Corporation               Manufacture and sell
                                                                                                     mortgage loan and security
                                                                                                     management software

Landauer Realty Advisors, Inc.     Iowa                       100% AEGON USA Realty                  Real estate counseling
                                                              Advisors, Inc.

Landauer Associates, Inc.          Delaware                   100% AEGON USA Realty                  Real estate counseling
                                                              Advisors, Inc.

Realty Information Systems, Inc.   Iowa                       100% AEGON USA Realty                  Information Systems for
                                                              Advisors, Inc.                         real estate investment
                                                                                                     management

AEGON USA Realty                   Iowa                       100% AEGON USA                         Real estate management
Management, Inc                                               Realty Advisors, Inc.

USP Real Estate Investment Trust   Iowa                       21.89% First AUSA Life Ins. Co.        Real estate investment trust
                                                              13.11% PFL Life Ins. Co.
                                                              4.86% Bankers United Life
                                                              Assurance Co.

Cedar Income Fund, Ltd.            Iowa                       16.73% PFL Life Ins. Co.               Real estate investment trust
                                                              3.77%  Bankers United Life
                                                                     Assurance Company
                                                              3.38%  Life Investors Co. of America
                                                              1.97%  AEGON USA Realty Advisors, Inc.
                                                               .18%  First AUSA Life Ins. Co.

RCC Properties Limited             Iowa                       AEGON USA Realty Advisors,             Limited Partnership
Partnership                                                   Inc. is General Partner and 5%
                                                              owner.

AUSA Financial Markets, Inc.       Iowa                       100% AUSA Holding Co.                  Marketing

Endeavor Investment Advisors       California                 49.9% AUSA Financial                   General Partnership
                                                              Markets, Inc.

Universal Benefits Corporation     Iowa                       100% AUSA Holding Co.                  Third party administrator

Investors Warranty of              Iowa                       100% AUSA Holding Co.                  Provider of automobile
America, Inc.                                                                                        extended maintenance
                                                                                                     contracts

Massachusetts Fidelity Trust Co.   Iowa                       100% AUSA Holding Co.                  Trust company

Money Services, Inc.               Delaware                   100% AUSA Holding Co.                  Provides financial counseling
                                                                                                     for employees and agents of
                                                                                                     affiliated companies

Zahorik Company, Inc.              California                 100% AUSA Holding Co.                  Broker-Dealer

ZCI, Inc.                          Alabama                    100% Zahorik Company, Inc.             Insurance agency

AEGON Asset Management             Delaware                   100% AUSA Holding Co.                  Registered investment advisor
Services, Inc.

Intersecurities, Inc.              Delaware                   100% AUSA Holding Co.                  Broker-Dealer

ISI Insurance Agency, Inc.         California                 100% Intersecurities, Inc.             Insurance agency

ISI Insurance Agency               Ohio                       100% ISI Insurance Agency, Inc.        Insurance agency
of Ohio, Inc.

ISI Insurance Agency               Texas                      100% ISI Insurance Agency, Inc.        Insurance agency
of Texas, Inc.

ISI Insurance Agency               Massachusetts              100% ISI Insurance Agency Inc.         Insurance Agency
of Massachusetts, Inc.

Associated Mariner Financial       Michigan                   100% Intersecurities, Inc.             Holding co./management
Group, Inc.                                                                                          services

Mariner Financial Services, Inc.   Michigan                   100% Associated Mariner                Broker/Dealer
                                                              Financial Group, Inc.

Mariner Planning Corporation       Michigan                   100% Mariner Financial                 Financial planning
                                                              Services, Inc.

Associated Mariner Agency, Inc.    Michigan                   100% Associated Mariner                Insurance agency
                                                              Financial Group, Inc.

Associated Mariner Agency          Hawaii                     100% Associated Mariner                Insurance agency
of Hawaii, Inc.                                               Agency, Inc.

Associated Mariner Ins. Agency     Massachusetts              100% Associated Mariner                Insurance agency
of Massachusetts, Inc.                                        Agency, Inc.

Associated Mariner Agency          Ohio                       100% Associated Mariner                Insurance agency
Ohio, Inc.                                                    Agency, Inc.

Associated Mariner Agency          Texas                      100% Associated Mariner                Insurance agency
Texas, Inc.                                                   Agency, Inc.

Associated Mariner Agency          New Mexico                 100% Associated Mariner                Insurance agency
New Mexico, Inc.                                              Agency, Inc.

Mariner Mortgage Corp.             Michigan                   100% Associated Mariner                Mortgage origination
                                                              Financial Group, Inc.

Idex Investor Services, Inc.       Florida                    100% AUSA Holding Co.                  Shareholder services

Idex Management, Inc.              Delaware                   50% AUSA Holding Co.                   Investment advisor
                                                              50% Janus Capital Corp.

IDEX II Series Fund                Massachusetts              Various                                Mutual fund

IDEX Fund                          Massachusetts              Various                                Mutual fund

IDEX Fund 3                        Massachusetts              Various                                Mutual fund

First AUSA Life Insurance          Maryland                   100% AEGON USA, Inc.                   Insurance holding company
Company

AUSA Life Insurance                New York                   100% First AUSA Life                   Insurance
Company, Inc.                                                 Insurance Company

Life Investors Insurance           Iowa                       100% First AUSA Life Ins. Co.          Insurance
Company of America

Bankers United Life                Iowa                       100% Life Investors Ins.               Insurance
Assurance Company                                             Company of America

Life Investors Agency              Iowa                       100% Life Investors Ins.               Marketing
Group, Inc.                                                   Company of America

PFL Life Insurance Company         Iowa                       100% First AUSA Life Ins. Co.          Insurance

AEGON Financial Services           Minnesota                  100% PFL Life Insurance Co.            Marketing
Group, Inc.

AEGON Assignment Corporation       Kentucky                   100% AEGON Financial                   Administrator of structured
                                                              Services Group, Inc.                   settlements

Southwest Equity Life Ins. Co.     Arizona                    100% of Common Voting Stock            Insurance
                                                              First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.   Arizona                    100% of Common Voting Stock            Insurance
                                                              First AUSA Life Ins. Co.

Western Reserve Life Assurance     Ohio                       100% First AUSA Life Ins. Co.          Insurance
Co. of Ohio

WRL Series Fund, Inc.              Maryland                   Various                                Mutual fund

WRL Investment Services, Inc.      Florida                    100% Western Reserve Life              Provides administration for
                                                              Assurance Co. of Ohio                  affiliated mutual fund

WRL Investment                     Florida                    100% Western Reserve Life              Registered investment advisor
Management, Inc.                                              Assurance Co. of Ohio

Monumental Life Insurance Co.      Maryland                   100% First AUSA Life Ins. Co.          Insurance

AEGON Special Markets              Maryland                   100% Monumental Life Ins. Co.          Marketing
Group, Inc.

Monumental General Casualty Co.    Maryland                   100% First AUSA Life Ins. Co.          Insurance

United Financial Services, Inc.    Maryland                   100% First AUSA Life Ins. Co.          General agency

Bankers Financial Life Ins. Co.    Arizona                    100% First AUSA Life Ins. Co.          Insurance

The Whitestone Corporation         Maryland                   100% First AUSA Life Ins. Co.          Insurance agency

Cadet Holding Corp.                Iowa                       100% First AUSA Life                   Holding company
                                                              Insurance Company

Commonwealth General               Delaware                   100% AEGON USA                         Holding company
Corporation ("CGC")

PB Series Trust                    Massachusetts              N/A                                    Mutual fund

Monumental Agency Group, Inc.      Kentucky                   100%  CGC                              Provider of srvcs. to ins. cos.

Benefit Plans, Inc.                Delaware                   100% CGC                               TPA for Peoples Security Life
                                                                                                     Insurance Company

Durco Agency, Inc.                 Virginia                   100% Benefit Plans, Inc.               General agent

Commonwealth General               Kentucky                   100% CGC                               Administrator of structured
Assignment Corporation                                                                               settlements

Providian Financial Services,
 Inc.                              Pennsylvania               100% CGC                               Financial services

AFSG  Securities Corporation       Pennsylvania               100% CGC                               Broker-Dealer

PB Investment Advisors, Inc.       Delaware                   100% CGC                               Registered investment advisor

Diversified Financial Products
 Inc.                              Delaware                   100% CGC                               Provider of investment,
                                                                                                     marketing and admin.
                                                                                                     services to ins. cos.

AEGON USA Real Estate              Delaware                   100% Diversified Financial             Real estate and mortgage
Services, Inc.                                                Products Inc.                          holding company

Capital Real Estate                Delaware                   100% CGC                               Furniture and equiment lessor
Development Corporation

Capital General Development        Delaware                   100% CGC                               Holding company
Corporation

Commonwealth Life                  Kentucky                   100% Capital General                   Insurance company
Insurance Company                                             Development Corporation

Agency Holding I, Inc.             Delaware                   100%Commonwealth Life                  Investment subsidiary
                                                              Insurance Company

Agency Investments I, Inc.         Delaware                   100% Agency Holding I, Inc.            Investment subsidiary

Peoples Security Life              North Carolina             100% Capital General                   Insurance company
Insurance Company                                             Development Corporation

Ammest Realty Corporation          Texas                      100% Peoples Security Life             Special purpose subsidiary
                                                              Insurance Company

Agency Holding II, Inc.            Delaware                   100% Peoples Security Life             Investment subsidiary
                                                              Insurance Company

Agency Investments II, Inc.        Delaware                   100% Agency Holding II, Inc.           Investment subsidiary

Agency Holding III, Inc.           Delaware                   100% Peoples Security Life             Investment subsidiary
                                                              Insurance Company

Agency Investments III, Inc.       Delaware                   100% Agency Holding III, Inc.          Investment subsidiary

JMH Operating Company, Inc.        Mississippi                100% Peoples Security Life             Real estate holdings
                                                              Insurance Company

Capital Security Life Ins. Co.     North Carolina             100% Capital General                   Insurance company
                                                              Development Corporation

Independence Automobile            Florida                    100% Capital Security                  Automobile Club
Association, Inc.                                             Life Insurance Company

Independence Automobile            Georgia                    100% Capital Security                  Automobile Club
Club, Inc.                                                    Life Insurance Company

Capital 200 Block Corporation      Delaware                   100% CGC                               Real estate holdings

Capital Broadway Corporation       Kentucky                   100% CGC                               Real estate holdings

Southlife, Inc.                    Tennessee                  100% CGC                               Investment subsidiary

Ampac Insurance Agency, Inc.       Pennsylvania               100% CGC                               Provider of management
(EIN 23-1720755)                                                                                     support services

National Home Life Corporation     Pennsylvania               100% Ampac Insurance                   Special-purpose subsidiary
                                                              Agency, Inc.

Compass Rose Development           Pennsylvania               100% Ampac Insurance                   Special-purpose subsidiary
Corporation                                                   Agency, Inc.

Association Consultants, Inc.      Illinois                   100% Ampac Insurance                   TPA license-holder
                                                              Agency, Inc.

Valley Forge Associates, Inc.      Pennsylvania               100% Ampac Insurance                   Furniture & equipment lessor
                                                              Agency, Inc.

Veterans Benefits Plans, Inc.      Pennsylvania               100% Ampac Insurance                   Administator of group
                                                              Agency, Inc.                           insurance programs

Veterans Insurance Services, Inc.  Delaware                   100% Ampac Insurance                   Special-purpose subsidiary
                                                              Agency, Inc.

Financial Planning Services, Inc.  Dist. Columbia             100% Ampac Insurance                   Special-purpose subsidiary
                                                              Agency, Inc.

Providian Auto and Home            Missouri                   100% CGC                               Insurance company
Insurance Company

Academy Insurance Group, Inc.      Delaware                   100% CGC                               Holding company

Academy Life Insurance Co.         Missouri                   100% Academy Insurance                 Insurance company
                                                              Group, Inc.

Pension Life Insurance             New Jersey                 100% Academy Insurance                 Insurance company
Company of America                                            Group, Inc.

Academy Services, Inc.             Delaware                   100% Academy Insurance                 Special-purpose subsidiary
                                                              Group, Inc.

Ammest Development Corp. Inc.      Kansas                     100% Academy Insurance                 Special-purpose subsidiary
                                                              Group, Inc.

Ammest Insurance Agency, Inc.      California                 100% Academy Insurance                 General agent
                                                              Group, Inc.

Ammest Massachusetts               Massachusetts              100% Academy Insurance                 Special-purpose subsidiary
Insurance Agency, Inc.                                        Group, Inc.

Ammest Realty, Inc.                Pennsylvania               100% Academy Insurance                 Special-purpose subsidiary
                                                              Group, Inc.

Ampac, Inc.                        Texas                      100% Academy Insurance                 Managing general agent
                                                              Group, Inc.

Ampac Insurance Agency, Inc.       Pennsylvania               100% Academy Insurance                 Special-purpose subsidiary
(EIN 23-2364438)                                              Group, Inc.

Data/Mark Services, Inc.           Delaware                   100% Academy Insurance                 Provider of mgmt. services
                                                              Group, Inc.

Force Financial Group, Inc.        Delaware                   100% Academy Insurance                 Special-purpose subsidiary
                                                              Group, Inc.

Force Financial Services, Inc.     Massachusetts              100% Force Fin. Group, Inc.            Special-purpose subsidiary

Military Associates, Inc.          Pennsylvania               100% Academy Insurance                 Special-purpose subsidiary
                                                              Group, Inc.

NCOA Motor Club, Inc.              Georgia                    100% Academy Insurance                 Automobile club
                                                              Group, Inc.

NCOAA Management Company           Texas                      100% Academy Insurance                 Special-purpose subsidiary
                                                              Group, Inc.

Unicom Administrative              Pennsylvania               100% Academy Insurance                 Provider of admin. services
Services, Inc.                                                Group, Inc.

Unicom Administrative              Germany                    100%Unicom Administrative              Provider of admin. services
Services, GmbH                                                Services, Inc.

Providian Property and Casualty    Kentucky                   100% Providian Auto and                Insurance company
Insurance Company                                             Home Insurance Company

Providian Fire Insurance Co.       Kentucky                   100% Providian Property                Insurance company
                                                              and Casualty Insurance Co.

Capital Liberty, L.P.              Delaware                   79.2% Commonwealth Life                Holding Company
                                                              Insurance Company
                                                              19.8% Peoples Security Life
                                                              Insurance Company
                                                              1% CGC

Commonwealth General LLC           Turks &                    100% CGC                               Special-purpose subsidiary
                                   Caicos Islands

Providian Life and Health          Missouri                   3.7% CGC                               Insurance company
Insurance Company                                             15.3% Peoples Security Life
                                                              Insurance Company
                                                              20% Capital Liberty, L.P.
                                                              61% Commonwealth Life
                                                              Insurance Company

Veterans Life Insurance Co.        Illinois                   100% Providian Life and                Insurance company
                                                              Health Insurance Company

Peoples Benefit Services, Inc.     Pennsylvania               100% Veterans Life Ins. Co.            Special-purpose subsidiary

First Providian Life and           New York                   100% Veterans Life Ins. Co.            Insurance Company
Health Insurance Company

Item 27.     Number of Policyowners


             As of December 31, 1997, there were 1,211 Owners of the

             Policies.

Item 28.     Indemnification

        The New York Code (Sections 721 et. seq.) provides for permissive
                                        --------
indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.     Principal Underwriter


             AFSG Securities Corporation
             4333 Edgewood Road, N.E.
             Cedar Rapids, IA 52499-0001

             The directors and officers of
             AFSG Securities Corporation
             are as follows:/5/

Larry N. Norman                             Sarah J. Strange
Director and President                      Director and Vice President

Harvey E. Willis                            Brenda K. Clancy
Vice President and Secretary                Vice President

Lisa Wachendorf                             Michael G. Ayers
Compliance Officer                          Treasurer/Controller


Debra C. Cubero                             Colleen S. Lyons
Vice President                              Assistant Secretary

Gregory J. Garvin                           John F. Reesor
Vice President                              Assistant Secretary

Michael F. Lane
Vice President
Anne Spaes
Vice President
_____________________
/5/ The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.



Commissions and Other Compensation Received by Principal Underwriter.
--------------------------------------------------------------------



   AEGON USA Securities, Inc., the former broker/dealer, and/or the broker-dealers received $1,430,319.48 from the Registrant during the last fiscal year for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

   Prior to May 1, 1998, AEGON USA Securities, Inc. served as the principal underwriter for the PFL Endeavor VA Separate Account, the PFL Retirement Builder Variable Annuity Account, the PFL Life Variable Annuity Account A, the PFL Wright Variable Annuity Account and the AUSA Endeavor Variable Annuity Account. These accounts are separate accounts of PFL Life Insurance Company or AUSA Life Insurance Company, Inc., life insurance company affiliates of AEGON USA Securities, Inc.. As of May 1, 1998, AFSG Securities Corporation will serve as the principal underwriter for the above named Accounts. AFSG Securities Corporation also serves as principal underwriter for the Separate Account I, Separate Account II, and Separate Account V of Providian Life and Health Insurance Company, and for Separate Account C of First Providian Life and Health Insurance Company.



Item 30.     Location of Accounts and Records

             The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by AUSA Life Insurance Company,

Inc. at 666 Fifth Avenue, New York, New York 10103, or its Service Office, Financial Markets Division - Variable Annuity Dept., 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499.

Item 31.     Management Services.

             All management Policies are discussed in Part A or Part B.

Item 32.     Undertakings

             (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

             (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

             (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to AUSA at the address or phone number listed in the Prospectus.


             (d) AUSA Life Insurance Company hereby represents that the fees and charges deduted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AUSA Life Insurance Company.


Section 403(b) Representations
------------------------------

        AUSA represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on
Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 20th day of April, 1998.


                                         AUSA ENDEAVOR VARIABLE
                                         ANNUITY ACCOUNT

                                         AUSA LIFE INSURANCE
                                         COMPANY, INC.
                                         Depositor

                                         /s/  Tom A. Schlossberg
                                         -----------------------
                                         Tom A. Schlossberg
                                         President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.



Signatures                  Title                          Date
----------                  -----                          -----

/s/  William Brown, Jr.     Director                       April 20, 1998
--------------------------
William Brown, Jr.

/s/  Larry G. Brown         Director                       April 20, 1998
--------------------------
Larry G. Brown

/s/  William L. Busler      Director                       April 20, 1998
--------------------------
William L. Busler

/s/  Jack R. Dykhouse       Director                       April 20, 1998
--------------------------
Jack R. Dykhouse

/s/  Steven E. Frushtick    Director                       April 20, 1998
--------------------------
Steven E. Frushtick

/s/  Carl T. Hanson         Director                       April 20, 1998
--------------------------
Carl T. Hanson

/s/  B. Larry Jenkins       Director                       April 20, 1998
--------------------------
B. Larry Jenkins



/s/  Colette Vargas         Director                       April 20, 1998
--------------------------
Colette Vargas

/s/  Vera F. Mihaic         Director                       April 20, 1998
--------------------------
Vera F. Mihaic

/s/  Peter P. Post          Director                       April 20, 1998
--------------------------
Peter P. Post

/s/  Tom A. Schlossberg     Director                       April 20, 1998
--------------------------  (Principal Executive Officer)
Tom A. Schlossberg

/s/  Cor H. Verhagen        Director                       April 20, 1998
--------------------------
Cor H. Verhagen

/s/  E. Kirby Warren        Director                       April 20, 1998
--------------------------
E. Kirby Warren

/s/  Brenda K. Clancy       Treasurer                      April 20, 1998
--------------------------
Brenda K. Clancy


                                                                Registration No.
                                                                        33-83560




                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549


                                _______________

                                   EXHIBITS

                                      TO

                                   FORM N-4

                            REGISTRATION STATEMENT

                                     UNDER

                          THE SECURITIES ACT OF 1933

                                      FOR

                    AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT

                                _______________

                                 EXHIBIT INDEX
                                 -------------


Exhibit No.  Description of Exhibit                                    Page No.*
-----------  ----------------------                                    ---------
(3)(a)(1)    Principal Underwriting Agreement by and between AUSA
             Life Insurance Company, Inc. on its own behalf and on
             the behalf of the Mutual Fund Account, and AFSG
             Securities Corporation.

(3)(b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer.

(10)(a)      Consent of Independent Auditors

(10)(b)      Opinion and Consent of Actuary

-------------------------------
* Page numbers included only in manually executed original.